Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (6.1%)
	Commonwealth Bank of Australia	14,729,841	1,400,717
	BHP Group Ltd.	44,318,364	1,075,303
	CSL Ltd.	4,244,609	668,056
	Westpac Banking Corp.	30,185,869	601,527
	National Australia Bank Ltd.	27,304,385	587,281
	ANZ Group Holdings Ltd.	26,455,072	484,368
	Wesfarmers Ltd.	9,959,441	451,501
	Macquarie Group Ltd.	3,080,469	383,354
	Goodman Group	17,427,781	312,770
	Woodside Energy Group Ltd.	16,626,852	241,554
	Rio Tinto Ltd.	3,263,985	236,834
	Transurban Group	27,167,786	228,826
	Aristocrat Leisure Ltd.	5,514,779	223,035
	Woolworths Group Ltd.	10,746,809	199,540
	QBE Insurance Group Ltd.	13,207,924	182,496
	Brambles Ltd.	12,256,308	154,837
	Coles Group Ltd.	11,450,378	140,161
	Fortescue Ltd.	13,970,963	135,225
*	Xero Ltd.	1,325,386	129,548
	Computershare Ltd. (XASX)	5,071,924	125,018
	Santos Ltd.	28,540,614	119,598
	Suncorp Group Ltd.	9,516,246	115,258
	Northern Star Resources Ltd.	9,882,448	114,095
	Insurance Australia Group Ltd.	21,001,227	102,161
	Origin Energy Ltd.	15,102,297	99,937
	Scentre Group	45,692,781	96,677
	Telstra Group Ltd.	35,602,153	94,053
	Cochlear Ltd.	561,362	92,517
*	James Hardie Industries plc GDR	3,813,692	91,011
	WiseTech Global Ltd.	1,678,440	86,554
	South32 Ltd.	39,858,529	80,297
	Evolution Mining Ltd.	16,437,358	73,547
	ASX Ltd.	1,703,939	69,834
	Sonic Healthcare Ltd.	4,213,534	68,415
	Medibank Pvt Ltd.	24,251,003	67,778
	Stockland	20,970,373	64,705
	CAR Group Ltd.	3,243,596	64,647
	REA Group Ltd.	443,462	61,528
	Lottery Corp. Ltd.	19,547,934	58,488
	Pro Medicus Ltd.	448,286	56,742
	JB Hi-Fi Ltd.	962,422	56,254
	APA Group	11,291,483	55,935
	SGH Ltd.	1,740,894	54,648
	BlueScope Steel Ltd.	3,862,905	51,740
	Washington H Soul Pattinson & Co. Ltd.	2,183,150	47,567
	GPT Group	16,901,772	46,358
	Vicinity Ltd.	33,270,864	46,070
	Mirvac Group	34,866,977	45,916
	Orica Ltd.	4,291,440	45,868
	Treasury Wine Estates Ltd.	7,170,538	43,964
	Technology One Ltd.	2,469,668	43,440
	Charter Hall Group	4,167,505	42,456
	Dexus	9,505,975	42,272
*	Telix Pharmaceuticals Ltd.	2,511,288	42,046
	SEEK Ltd.	3,104,031	41,968
	ALS Ltd.	4,259,847	41,351
*	NEXTDC Ltd.	5,628,063	40,311
	Worley Ltd.	4,216,800	38,362
	Qube Holdings Ltd.	15,396,579	38,121
	Qantas Airways Ltd.	6,554,059	37,366

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Lynas Rare Earths Ltd.	8,250,909	36,126
	Steadfast Group Ltd.	9,713,777	35,321
	AGL Energy Ltd.	5,249,478	34,650
	Bendigo & Adelaide Bank Ltd.	4,999,221	33,451
	Ramsay Health Care Ltd.	1,552,276	33,341
	Cleanaway Waste Management Ltd.	19,728,866	32,363
	Endeavour Group Ltd.	12,768,517	30,880
	Ampol Ltd.	2,097,247	30,852
	Aurizon Holdings Ltd.	15,600,933	30,329
	Atlas Arteria Ltd.	9,953,976	30,288
	Ansell Ltd.	1,277,607	27,210
*	Sandfire Resources Ltd.	3,983,929	26,026
	Perseus Mining Ltd.	12,166,169	25,592
[1]	Sigma Healthcare Ltd.	14,054,753	25,452
	Breville Group Ltd.	1,272,790	25,115
*	Pilbara Minerals Ltd.	22,947,380	24,433
	Bank of Queensland Ltd.	5,753,061	24,414
	Incitec Pivot Ltd.	14,970,097	24,009
[1]	a2 Milk Co. Ltd.	4,722,620	23,501
*	De Grey Mining Ltd.	17,374,234	23,358
*,1	Mineral Resources Ltd.	1,518,083	22,922
	Lendlease Corp. Ltd.	6,120,144	22,736
*	Genesis Minerals Ltd.	9,584,988	22,511
	HUB24 Ltd.	499,923	21,552
	Whitehaven Coal Ltd.	6,209,602	21,363
	Downer EDI Ltd.	5,977,392	20,397
	Reliance Worldwide Corp. Ltd.	6,873,832	19,437
	Metcash Ltd.	9,721,923	19,315
	Reece Ltd.	1,874,551	18,600
	AUB Group Ltd.	949,175	18,400
	nib holdings Ltd.	4,252,185	18,341
	Ventia Services Group Pty Ltd.	7,122,751	18,002
	AMP Ltd.	22,432,403	17,466
	Pinnacle Investment Management Group Ltd.	1,578,713	17,464
*	Capricorn Metals Ltd.	3,409,841	17,337
	Gold Road Resources Ltd.	9,489,117	17,280
	Challenger Ltd.	4,490,453	17,068
	National Storage REIT	11,871,276	16,573
	Harvey Norman Holdings Ltd.	5,160,471	16,231
[1]	Flight Centre Travel Group Ltd.	1,829,045	15,944
*	Vault Minerals Ltd.	55,660,134	15,676
*	Insignia Financial Ltd.	5,856,677	15,425
*	Regis Resources Ltd.	6,093,587	15,071
	Ramelius Resources Ltd.	10,049,751	15,063
	Eagers Automotive Ltd.	1,589,914	15,017
*	West African Resources Ltd.	10,001,228	14,668
[1]	IDP Education Ltd.	2,431,463	14,406
	Beach Energy Ltd.	15,525,854	14,040
	Westgold Resources Ltd.	7,747,059	14,038
	Orora Ltd.	11,846,606	13,983
	IGO Ltd.	5,443,239	13,573
[1]	ARB Corp. Ltd.	666,292	13,440
	Region RE Ltd.	10,267,878	13,368
	Charter Hall Long Wale REIT	5,757,538	13,365
*,1	Mesoblast Ltd.	10,432,234	12,919
	Sims Ltd.	1,392,230	12,848
	Champion Iron Ltd.	4,054,834	12,394
	Perpetual Ltd.	981,393	11,976
	Netwealth Group Ltd.	726,608	11,803
	Super Retail Group Ltd.	1,426,142	11,602
	HomeCo Daily Needs REIT	15,176,448	11,266
*	Zip Co. Ltd.	10,921,639	11,250
	Nine Entertainment Co. Holdings Ltd.	11,828,707	11,236
*	Emerald Resources NL	4,779,515	11,195
	Ingenia Communities Group	3,252,280	11,101
*	Paladin Energy Ltd.	3,356,880	10,870
*	Spartan Resources Ltd.	8,912,539	10,611
	Codan Ltd.	1,073,670	10,524
[2]	Viva Energy Group Ltd.	9,750,268	10,479
	New Hope Corp. Ltd.	4,494,640	10,459

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	BWP Trust	4,815,131	10,434
*	Temple & Webster Group Ltd.	973,120	10,110
	TPG Telecom Ltd.	3,330,797	10,062
	HMC Capital Ltd.	2,508,452	9,883
*	WEB Travel Group Ltd.	3,371,153	9,688
	Charter Hall Retail REIT	4,295,676	9,669
	Domino's Pizza Enterprises Ltd.	575,229	9,277
[1]	Yancoal Australia Ltd.	2,899,818	9,200
	Iluka Resources Ltd.	3,700,019	9,020
	Premier Investments Ltd.	710,805	8,945
	Waypoint REIT Ltd.	5,960,751	8,880
	Bega Cheese Ltd.	2,662,139	8,874
	Generation Development Group Ltd.	2,792,137	8,755
	Corporate Travel Management Ltd.	997,429	8,725
	Bapcor Ltd.	2,971,408	8,454
	Centuria Industrial REIT	4,640,281	8,385
	Nufarm Ltd.	3,359,980	8,368
	Deterra Royalties Ltd.	3,659,157	8,276
	GrainCorp Ltd. Class A	1,932,977	8,251
	Imdex Ltd.	4,407,546	8,205
*	PEXA Group Ltd.	1,167,314	8,204
*	Guzman y Gomez Ltd.	404,454	8,204
*	Megaport Ltd.	1,339,875	8,179
	IRESS Ltd.	1,599,399	8,171
	Monadelphous Group Ltd.	832,907	8,072
	Brickworks Ltd.	525,379	8,005
*,3	Bellevue Gold Ltd.	10,815,316	7,734
	EVT Ltd.	908,248	7,641
	Magellan Financial Group Ltd.	1,553,499	7,493
	a2 Milk Co. Ltd.	1,503,800	7,477
	Arena REIT	3,437,965	7,442
	GQG Partners Inc. GDR	5,530,991	7,386
*	Austal Ltd.	2,809,967	7,379
	Tabcorp Holdings Ltd.	19,869,508	7,372
	Lovisa Holdings Ltd.	476,815	7,244
*	Neuren Pharmaceuticals Ltd.	942,644	7,095
	Centuria Capital Group	6,973,753	6,998
	Nick Scali Ltd.	706,157	6,998
	Amotiv Ltd.	1,223,267	6,850
	Elders Ltd.	1,611,866	6,792
	Perenti Ltd.	7,917,351	6,638
	NRW Holdings Ltd.	3,774,317	6,557
	Inghams Group Ltd.	3,241,894	6,372
	Karoon Energy Ltd.	6,365,425	6,334
	IPH Ltd.	2,128,091	6,089
	Helia Group Ltd.	2,377,324	5,981
	Domain Holdings Australia Ltd.	2,206,729	5,929
*	Superloop Ltd.	4,389,424	5,814
*	Nanosonics Ltd.	2,023,501	5,787
	Data#3 Ltd.	1,255,711	5,724
	G8 Education Ltd.	6,960,700	5,653
*	Boss Energy Ltd.	3,519,595	5,581
*	Deep Yellow Ltd.	8,161,722	5,500
*	Tuas Ltd.	1,579,640	5,487
	Collins Foods Ltd.	1,010,091	5,454
*,1	Vulcan Energy Resources Ltd.	1,683,380	5,414
	Aussie Broadband Ltd.	2,162,086	5,409
*,1	Liontown Resources Ltd.	13,609,608	5,372
*	Resolute Mining Ltd.	18,333,502	5,357
	Nickel Industries Ltd.	14,273,579	5,343
	Service Stream Ltd.	4,843,565	5,306
*	Macquarie Technology Group Ltd.	132,891	5,243
*	Judo Capital Holdings Ltd.	4,533,006	5,239
*	SiteMinder Ltd.	1,854,553	5,113
	Charter Hall Social Infrastructure REIT	2,963,619	5,055
*	Healius Ltd.	5,731,334	5,053
	Myer Holdings Ltd.	12,163,895	4,978
	Regis Healthcare Ltd.	1,136,328	4,837
	McMillan Shakespeare Ltd.	518,720	4,772
*	IperionX Ltd.	2,523,420	4,741

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Lifestyle Communities Ltd.	964,367	4,721
	Bravura Solutions Ltd.	3,250,974	4,612
	Hansen Technologies Ltd.	1,452,881	4,557
	Integral Diagnostics Ltd.	3,169,552	4,540
*	Alpha HPA Ltd.	8,253,831	4,316
*,1	DroneShield Ltd.	7,537,957	4,306
	Credit Corp. Group Ltd.	486,419	4,234
*	Catapult Group International Ltd.	1,906,047	4,169
	Vulcan Steel Ltd.	843,497	4,163
	Redox Ltd.	2,228,694	3,952
*,3	Opthea Ltd.	10,480,176	3,929
	SRG Global Ltd.	5,279,540	3,924
*	Select Harvests Ltd.	1,257,009	3,915
*	Silex Systems Ltd.	1,701,682	3,892
*	Nuix Ltd.	1,977,277	3,834
*	PolyNovo Ltd.	5,252,050	3,808
	Stanmore Resources Ltd.	2,841,350	3,787
[1]	Maas Group Holdings Ltd.	1,631,173	3,705
	oOh!media Ltd.	3,915,884	3,657
	Australian Ethical Investment Ltd.	963,709	3,569
	MyState Ltd.	1,460,763	3,561
	Rural Funds Trust	3,216,645	3,509
	Abacus Storage King	4,721,343	3,482
	SmartGroup Corp. Ltd.	741,848	3,453
*	Fleetpartners Group Ltd.	2,034,352	3,408
	Ridley Corp. Ltd.	2,102,447	3,396
	Growthpoint Properties Australia Ltd.	2,374,821	3,367
	GWA Group Ltd.	2,286,228	3,333
	Accent Group Ltd.	2,945,832	3,314
*	Clarity Pharmaceuticals Ltd.	2,466,037	3,300
*	Mayne Pharma Group Ltd.	698,008	3,163
	Centuria Office REIT	4,372,037	3,081
*	Amplitude Energy Ltd.	23,274,680	3,066
	Abacus Group	4,474,875	3,055
	Dexus Industria REIT	1,808,204	2,928
	Jumbo Interactive Ltd.	439,430	2,914
	Kelsian Group Ltd.	1,670,290	2,810
[1]	Clinuvel Pharmaceuticals Ltd.	385,068	2,766
*,1	Strike Energy Ltd.	23,983,041	2,717
	Infomedia Ltd.	3,270,857	2,714
	Regal Partners Ltd.	1,868,189	2,683
[1]	Johns Lyng Group Ltd.	1,967,241	2,652
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,501
	Cromwell Property Group	10,683,343	2,478
*,1	Audinate Group Ltd.	617,694	2,418
	Dicker Data Ltd.	451,709	2,374
*	Aurelia Metals Ltd.	14,557,973	2,369
*,1	Weebit Nano Ltd.	1,955,422	2,365
*	Australian Agricultural Co. Ltd.	2,562,825	2,319
*,1	Arafura Rare Earths Ltd.	21,542,695	2,307
*	Emeco Holdings Ltd.	4,362,407	2,296
[1]	PWR Holdings Ltd.	530,335	2,270
	HealthCo REIT	3,964,054	2,200
*	Chalice Mining Ltd.	2,967,279	2,145
	Australian Clinical Labs Ltd.	1,124,663	2,100
*	EML Payments Ltd.	3,438,923	2,083
*	Omni Bridgeway Ltd.	2,325,195	2,074
	SG Fleet Group Ltd.	915,844	1,990
	Kogan.com Ltd.	670,367	1,960
	Praemium Ltd.	4,126,932	1,837
*,1	BrainChip Holdings Ltd.	14,107,696	1,827
*	Alkane Resources Ltd.	4,139,729	1,822
	Australian Finance Group Ltd.	1,801,460	1,804
*	St Barbara Ltd.	10,918,683	1,717
	Cedar Woods Properties Ltd.	514,919	1,674
*	Fineos Corp. Ltd. GDR	1,285,705	1,597
[1]	Platinum Asset Management Ltd.	4,555,787	1,587
*,1	ioneer Ltd.	17,428,213	1,582
[3]	Leo Lithium Ltd.	7,547,085	1,570
*,1,3	Star Entertainment Group Ltd.	21,817,238	1,500

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,1	Syrah Resources Ltd.	9,498,214	1,436
	GDI Property Group Partnership	3,552,430	1,435
*	OFX Group Ltd.	2,009,346	1,419
*	Tyro Payments Ltd.	2,866,944	1,379
*,1	Novonix Ltd.	4,802,699	1,366
[2]	Coronado Global Resources Inc. GDR	6,271,084	1,304
	Solvar Ltd.	1,401,581	1,273
*,1	Sayona Mining Ltd.	108,166,222	1,231
*	Baby Bunting Group Ltd.	1,085,195	1,199
*	Mount Gibson Iron Ltd.	5,773,933	1,192
*	Webjet Group Ltd.	3,246,130	1,157
*,1	Imugene Ltd.	56,608,722	1,142
*	Carnarvon Energy Ltd.	14,751,459	1,103
	Humm Group Ltd.	3,207,318	1,092
*,3	AVZ Minerals Ltd.	17,339,815	1,083
*	Coast Entertainment Holdings Ltd.	3,744,126	980
*,1	Wildcat Resources Ltd.	8,796,562	941
*,1	Cettire Ltd.	1,771,029	940
*,1	Core Lithium Ltd.	15,963,741	765
*,1	29Metals Ltd.	5,120,092	515
*,3	Firefinch Ltd.	8,031,301	301
*,3	ESG Minerals	467,233	—
			12,609,732
Austria (0.3%)
[1]	Erste Group Bank AG	2,705,063	187,112
[2]	BAWAG Group AG	672,053	69,332
	OMV AG	1,249,428	64,341
[1]	Verbund AG	582,068	41,217
[1]	ANDRITZ AG	610,717	34,265
	Wienerberger AG	985,811	32,862
	Raiffeisen Bank International AG	1,136,720	29,327
[1]	voestalpine AG	979,389	23,960
	Vienna Insurance Group AG Wiener Versicherung Gruppe	337,017	14,865
*	DO & Co. AG	65,075	11,490
	UNIQA Insurance Group AG	977,371	10,391
[1]	Oesterreichische Post AG	289,458	9,806
	Strabag SE	112,799	8,069
[1]	EVN AG	318,369	7,410
[1]	CA Immobilien Anlagen AG	296,868	7,215
	Telekom Austria AG	749,281	7,012
*,1	Lenzing AG	171,793	5,034
*,1	CPI Europe AG	270,738	4,944
	Porr AG	149,937	4,275
	Palfinger AG	130,765	3,976
[1]	Schoeller-Bleckmann Oilfield Equipment AG	93,127	3,580
*,1	AT&S Austria Technologie & Systemtechnik AG	226,841	3,192
*	Eurotelesites AG	198,907	1,116
[1]	Agrana Beteiligungs AG	91,050	1,081
			585,872
Belgium (0.9%)
	Anheuser-Busch InBev SA	8,623,560	530,189
*	Argenx SE	531,248	313,487
	UCB SA	1,065,312	187,564
	KBC Group NV	2,053,152	187,132
	Ageas SA	1,449,920	86,913
	Groupe Bruxelles Lambert NV	715,214	53,368
	Syensqo SA	616,330	42,060
	Ackermans & van Haaren NV	192,646	41,761
	Sofina SA	150,772	38,613
	Warehouses De Pauw CVA	1,515,984	35,938
	Lotus Bakeries NV	3,554	31,595
	D'ieteren Group	182,441	31,427
[1]	Elia Group SA	331,787	28,777
	Aedifica SA	418,054	28,231
	Azelis Group NV	1,495,148	26,272
[1]	Financiere de Tubize SA	169,656	23,136
	Solvay SA	626,182	22,274
	Cofinimmo SA	332,010	21,902
	KBC Ancora	332,336	20,222

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Umicore SA	1,787,557	18,518
	Montea NV	178,541	12,756
	Fagron	568,329	11,650
	Bekaert SA	289,018	10,385
	Xior Student Housing NV	347,104	10,347
	VGP NV	116,088	10,090
	Melexis NV	175,373	9,875
	Shurgard Self Storage Ltd. (XBRU)	271,277	9,814
	Proximus SADP	1,324,613	9,788
[1]	Gimv NV	226,507	9,657
	Colruyt Group NV	229,280	9,419
	Deme Group NV	60,075	8,483
	Barco NV	575,900	7,365
	Retail Estates NV	109,431	7,142
*	Ontex Group NV	565,637	5,200
	Tessenderlo Group SA	182,662	4,875
	Kinepolis Group NV	121,727	4,261
[1]	Vastned NV	96,842	3,077
	bpost SA	860,944	1,352
			1,914,915
Canada (10.0%)
	Royal Bank of Canada	12,397,783	1,396,533
*	Shopify Inc. Class A	10,449,565	994,090
	Toronto-Dominion Bank	15,519,496	929,951
	Enbridge Inc.	19,148,588	847,485
	Brookfield Corp.	13,072,270	684,113
	Bank of Montreal	6,382,075	609,447
	Canadian Pacific Kansas City Ltd.	8,206,311	575,904
	Canadian Natural Resources Ltd.	18,187,611	559,638
	Constellation Software Inc.	174,435	552,423
[1]	Bank of Nova Scotia	10,956,085	519,463
	Canadian National Railway Co.	4,893,366	476,194
	Agnico Eagle Mines Ltd.	4,375,106	474,009
	Manulife Financial Corp.	15,211,347	473,977
[1]	Canadian Imperial Bank of Commerce	8,245,127	463,808
	Waste Connections Inc.	2,263,809	441,247
[1]	TC Energy Corp.	9,126,228	430,992
	Suncor Energy Inc.	10,950,315	423,996
	Alimentation Couche-Tard Inc.	6,802,348	335,473
	Intact Financial Corp.	1,566,536	320,056
	Wheaton Precious Metals Corp.	3,976,710	308,592
	Barrick Gold Corp.	15,197,860	295,075
	Sun Life Financial Inc.	5,073,167	290,349
[1]	National Bank of Canada	3,363,679	277,617
	Franco-Nevada Corp.	1,679,380	264,128
	Fairfax Financial Holdings Ltd.	176,895	255,664
	Dollarama Inc.	2,384,092	254,935
[1]	Nutrien Ltd.	4,351,964	215,988
	Thomson Reuters Corp.	1,210,682	208,922
	Pembina Pipeline Corp.	5,101,680	204,060
	Fortis Inc. (XTSE)	4,388,659	199,907
[1]	Restaurant Brands International Inc.	2,809,052	187,257
[1]	WSP Global Inc.	1,095,625	185,930
	CGI Inc.	1,767,802	176,479
	Loblaw Cos. Ltd.	1,254,624	175,816
	Brookfield Asset Management Ltd. Class A (XTSE)	3,592,594	173,906
[1]	Power Corp. of Canada	4,797,212	169,613
	RB Global Inc.	1,608,869	161,474
	Teck Resources Ltd. Class B	4,337,897	158,016
	Cameco Corp.	3,812,481	156,945
	Cenovus Energy Inc.	11,218,783	155,919
	Tourmaline Oil Corp.	3,079,934	148,534
	Kinross Gold Corp.	10,759,524	135,555
	Metro Inc.	1,775,475	123,465
	Emera Inc.	2,601,069	109,552
[1]	ARC Resources Ltd.	5,181,366	104,164
	Imperial Oil Ltd.	1,361,025	98,314
	Alamos Gold Inc. Class A	3,623,394	96,814
	GFL Environmental Inc.	1,985,761	95,918

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Great-West Lifeco Inc.	2,418,142	94,739
[2]	Hydro One Ltd.	2,785,796	93,676
	TMX Group Ltd.	2,406,717	87,870
[1]	Stantec Inc.	1,004,702	83,278
	Pan American Silver Corp.	3,204,146	82,762
	George Weston Ltd.	480,146	81,856
*	First Quantum Minerals Ltd.	5,969,619	80,270
*	Celestica Inc.	1,013,563	79,955
	Magna International Inc.	2,322,024	78,920
	iA Financial Corp. Inc.	825,076	78,354
*	Descartes Systems Group Inc.	750,199	75,523
	AtkinsRealis Group Inc.	1,544,768	73,393
	AltaGas Ltd.	2,579,246	70,743
*	CAE Inc.	2,797,700	68,783
	Element Fleet Management Corp.	3,423,388	68,061
	TELUS Corp.	4,370,251	62,682
	Keyera Corp.	2,006,521	62,369
[1]	BCE Inc.	2,675,058	61,400
	Gildan Activewear Inc.	1,340,281	59,253
[1]	FirstService Corp.	352,185	58,399
	Open Text Corp.	2,278,379	57,504
	Toromont Industries Ltd.	712,221	55,743
	TFI International Inc.	700,921	54,270
	West Fraser Timber Co. Ltd.	649,993	49,924
*	Ivanhoe Mines Ltd. Class A	5,809,648	49,334
	Canadian Tire Corp. Ltd. Class A	454,222	47,169
[1]	South Bow Corp.	1,829,621	46,737
	Lundin Mining Corp.	5,751,449	46,602
	Colliers International Group Inc.	385,078	46,601
[1]	Canadian Apartment Properties REIT	1,450,331	43,478
*	Bombardier Inc. Class B	758,929	42,707
[1]	Capital Power Corp.	1,224,995	40,715
	MEG Energy Corp.	2,277,893	39,937
	Brookfield Infrastructure Corp. Class A	1,051,805	37,985
	PrairieSky Royalty Ltd.	2,091,727	37,720
	Saputo Inc.	2,155,798	37,197
	Definity Financial Corp.	806,941	35,854
	Veren Inc.	5,360,289	35,461
	Onex Corp.	528,917	35,398
[1]	Algonquin Power & Utilities Corp.	6,747,795	34,652
[1]	Osisko Gold Royalties Ltd.	1,622,696	34,246
	Finning International Inc.	1,212,429	34,114
	Brookfield Renewable Corp.	1,207,446	33,705
[1]	Whitecap Resources Inc.	5,168,749	33,260
	B2Gold Corp.	11,525,576	32,757
[1]	RioCan REIT	2,645,458	31,527
[1]	Northland Power Inc.	2,291,572	31,323
	Parkland Corp.	1,227,205	30,717
*	Eldorado Gold Corp.	1,797,960	30,223
*	Aritzia Inc.	793,712	27,898
*	IAMGOLD Corp.	4,467,786	27,880
[1]	Chartwell Retirement Residences	2,389,842	27,867
[1]	Boyd Group Services Inc.	189,574	27,255
*	Kinaxis Inc.	246,576	27,186
	Lundin Gold Inc.	857,669	26,558
	Hudbay Minerals Inc.	3,440,399	26,083
[1]	Granite REIT	558,967	26,044
[1]	CI Financial Corp.	1,090,394	23,618
	Choice Properties REIT	2,421,032	23,469
	Stella-Jones Inc.	492,402	23,350
*	Equinox Gold Corp.	3,333,023	22,906
	Atco Ltd. Class I	645,562	22,484
*	Capstone Copper Corp.	4,321,514	22,252
[1]	IGM Financial Inc.	717,651	22,072
[1]	Gibson Energy Inc.	1,421,619	22,050
	TransAlta Corp.	2,319,623	21,648
*	NexGen Energy Ltd.	4,756,882	21,321
	First Majestic Silver Corp.	3,179,232	21,253
[1]	First Capital REIT	1,850,313	21,203
*	Torex Gold Resources Inc.	752,627	20,842

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	OceanaGold Corp.	6,218,220	20,741
[1]	SmartCentres REIT	1,153,255	20,267
*	BlackBerry Ltd.	5,167,146	19,461
[1]	Dream Industrial REIT	2,466,787	19,370
*	ATS Corp.	729,722	18,189
*	SSR Mining Inc.	1,765,977	17,696
[1]	Premium Brands Holdings Corp.	322,246	17,332
*	Bausch Health Cos. Inc.	2,623,867	17,012
[1]	Boardwalk REIT	363,995	16,972
	Methanex Corp.	473,792	16,613
*	Shopify Inc. Class A (XTSE)	165,520	15,788
	H&R REIT	2,247,981	15,699
*	Air Canada	1,549,529	15,258
	Boralex Inc. Class A	757,964	15,232
	Topaz Energy Corp.	878,686	14,795
	North West Co. Inc.	410,115	14,489
[1]	Innergex Renewable Energy Inc.	1,451,696	13,649
	Russel Metals Inc.	497,827	13,599
[1]	Baytex Energy Corp.	5,937,936	13,163
[1]	Allied Properties REIT	1,105,819	12,595
[1]	Linamar Corp.	358,642	12,424
	Centerra Gold Inc.	1,864,270	11,828
	Quebecor Inc. Class B	455,558	11,495
	Maple Leaf Foods Inc.	647,791	11,285
[1]	Vermilion Energy Inc.	1,386,897	11,228
*	Lightspeed Commerce Inc.	1,202,889	10,524
	BRP Inc.	276,326	9,330
[1]	Superior Plus Corp.	2,037,192	9,103
	Paramount Resources Ltd. Class A	701,118	9,086
[1]	Primaris REIT	833,675	8,626
	Transcontinental Inc. Class A	635,518	8,241
	Parex Resources Inc.	869,578	8,109
	Winpak Ltd.	265,929	7,244
	Enghouse Systems Ltd.	381,314	6,802
*	Novagold Resources Inc.	2,113,719	6,169
[1]	Westshore Terminals Investment Corp.	303,411	5,199
*	Canfor Corp.	483,292	5,071
	Cogeco Communications Inc.	85,586	4,174
	Cargojet Inc.	70,739	4,062
[1]	First National Financial Corp.	150,130	4,022
*	IAMGOLD Corp. (XTSE)	346,803	2,168
			20,566,202
Denmark (1.9%)
	Novo Nordisk A/S Class B	28,151,453	1,924,948
	DSV A/S	1,693,386	327,469
	Danske Bank A/S	5,703,023	186,668
	Novonesis (Novozymes) B Class B	3,031,999	176,543
*	Vestas Wind Systems A/S	8,848,220	122,411
	Coloplast A/S Class B	1,092,895	114,627
*	Genmab A/S	559,267	108,957
	Pandora A/S	687,955	105,437
	Carlsberg A/S Class B	801,764	101,485
	Tryg A/S	2,969,815	70,647
*,2	Orsted A/S	1,482,030	64,722
[1]	AP Moller - Maersk A/S Class B	33,026	57,479
	AP Moller - Maersk A/S Class A	28,935	49,566
*	Zealand Pharma A/S	586,544	44,046
	Ringkjoebing Landbobank A/S	225,401	40,145
	Royal Unibrew A/S	437,366	34,823
*	NKT A/S	475,049	32,368
	Jyske Bank A/S (Registered)	390,065	31,257
	ROCKWOOL A/S Class B	73,750	30,570
	ISS A/S	1,277,493	29,335
*	Demant A/S	847,985	28,497
	Sydbank A/S	452,902	28,412
	Ambu A/S Class B	1,385,599	23,807
	FLSmidth & Co. A/S	494,621	23,753
*	ALK-Abello A/S	1,153,994	23,286
*	Spar Nord Bank A/S	617,549	18,674

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	GN Store Nord A/S	1,151,925	18,018
	Alm Brand A/S	7,363,789	17,662
*,2	Netcompany Group A/S	368,259	13,789
*	Bavarian Nordic A/S	619,031	13,477
	H Lundbeck A/S	2,163,845	10,902
	Chemometec A/S	147,675	10,647
	Schouw & Co. A/S	107,231	9,550
[1]	TORM plc Class A	458,258	7,504
[2]	Scandinavian Tobacco Group A/S	386,576	5,629
*	NTG Nordic Transport Group A/S	143,327	5,456
	UIE plc	113,639	5,343
	D/S Norden A/S	182,117	4,594
*	Dfds A/S	282,072	3,693
*	Svitzer Group A/S	116,174	3,680
*,1	Gubra A/S	42,690	2,582
	H Lundbeck A/S Class A	581,437	2,431
			3,934,889
Finland (0.9%)
	Nordea Bank Abp (XHEL)	29,248,110	374,096
	Nokia OYJ	44,581,832	234,803
	Sampo OYJ Class A (XHEL)	19,600,814	187,838
	Kone OYJ Class B	2,869,231	158,312
	UPM-Kymmene OYJ	4,488,388	120,416
	Wartsila OYJ Abp	4,267,057	76,139
	Fortum OYJ	3,834,155	62,786
	Elisa OYJ	1,256,394	61,263
	Metso OYJ	5,637,280	58,449
	Orion OYJ Class B	935,615	55,573
	Stora Enso OYJ Class R	5,199,884	49,275
	Kesko OYJ Class B	2,387,103	48,793
	Konecranes OYJ	626,370	40,086
[1]	Valmet OYJ	1,453,250	39,417
	Neste OYJ	3,661,682	33,868
	Huhtamaki OYJ	824,600	29,358
	Mandatum OYJ	4,124,470	24,997
	Kemira OYJ	1,004,553	21,850
*	Sampo OYJ Class A	1,810,480	17,327
	TietoEVRY OYJ (XHEL)	928,932	16,095
	Cargotec OYJ Class B	332,136	15,135
*	QT Group OYJ	172,675	14,037
	Kalmar OYJ Class B	424,092	14,016
*	Kojamo OYJ	1,385,047	12,630
[1]	Outokumpu OYJ	3,126,828	11,790
[2]	Terveystalo OYJ	721,885	8,969
[1]	Nokian Renkaat OYJ	1,088,957	7,640
	Sanoma OYJ	649,593	6,280
	Tokmanni Group Corp.	415,248	5,697
	Revenio Group OYJ	195,898	5,383
	Metsa Board OYJ Class B	1,205,574	4,504
*	YIT OYJ	1,592,554	3,824
	Citycon OYJ	805,830	2,860
	Finnair OYJ	722,684	2,548
			1,826,054
France (8.5%)
	LVMH Moet Hennessy Louis Vuitton SE	2,166,140	1,341,443
	TotalEnergies SE	17,023,718	1,096,888
	Schneider Electric SE	4,686,495	1,081,855
	Sanofi SA	9,675,106	1,071,245
	Airbus SE	5,162,933	909,118
	Safran SA	3,016,298	794,141
	Hermes International SCA	297,792	783,526
	EssilorLuxottica SA	2,710,114	780,969
	BNP Paribas SA	8,811,008	736,418
	AXA SA	14,969,851	639,598
*	Air Liquide SA Loyalty Shares	3,013,048	572,314
	Vinci SA	4,288,072	540,555
*	L'Oreal SA Loyalty Shares	1,309,688	486,801
	Danone SA	5,504,224	420,992
	Cie de Saint-Gobain SA	4,030,681	401,523

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Air Liquide SA (XPAR)	1,566,973	297,639
	Societe Generale SA	6,329,586	285,552
	L'Oreal SA (XPAR)	639,254	237,606
	Legrand SA	2,222,617	235,383
	Dassault Systemes SE	5,890,737	224,276
	Orange SA	16,849,453	218,270
	Cie Generale des Etablissements Michelin SCA	6,066,132	213,204
	Capgemini SE	1,408,669	211,664
	Thales SA	771,986	205,210
	Veolia Environnement SA	5,602,530	192,681
	Publicis Groupe SA	2,000,402	188,735
*	Engie SA Loyalty Shares	8,828,767	172,036
	Pernod Ricard SA	1,702,213	168,166
	Credit Agricole SA	8,835,679	160,872
	Kering SA	632,594	131,605
	STMicroelectronics NV	5,717,545	125,372
[2]	Euronext NV	683,675	99,223
	Engie SA (XPAR)	4,854,924	94,602
	Accor SA	1,987,971	90,662
	Renault SA	1,683,296	85,270
	Bureau Veritas SA	2,648,485	80,355
*	Unibail-Rodamco-Westfield	928,833	78,310
	Eiffage SA	649,258	75,592
	Edenred SE	2,117,903	68,824
*	Alstom SA	3,041,345	67,368
	Carrefour SA	4,465,611	63,867
	Bouygues SA	1,596,706	62,943
	Klepierre SA	1,812,375	60,663
	Eurofins Scientific SE	1,135,526	60,572
	Getlink SE	3,105,386	53,633
	Dassault Aviation SA	160,819	53,026
	Rexel SA	1,943,351	52,375
	SPIE SA	1,188,964	50,868
	Teleperformance SE	491,148	49,385
	Gaztransport Et Technigaz SA	305,881	46,382
	BioMerieux	358,435	44,306
	Sartorius Stedim Biotech	223,547	44,288
	SCOR SE	1,507,908	43,548
	Gecina SA	453,326	42,537
[2]	Amundi SA	506,529	39,684
	Arkema SA	512,377	39,233
	Technip Energies NV	1,192,517	38,909
*	Air Liquide SA	198,809	37,650
*	Air Liquide SA (XETR)	194,525	36,949
	Bollore SE	6,174,015	36,170
	Ipsen SA	303,887	35,002
	Elis SA	1,539,037	34,371
*	L 'Oreal Prime De Fidelite	81,137	30,079
	Aeroports de Paris SA	282,110	28,720
*	Vallourec SACA	1,475,618	27,782
[2]	FDJ UNITED	855,938	26,933
	Covivio SA	478,247	26,771
	Nexans SA	265,313	26,047
	Alten SA	259,686	25,344
*	Sodexo SA ACT Loyalty Shares	383,671	24,633
*	Engie SA	1,202,971	23,459
	Rubis SCA	824,521	23,294
	Sopra Steria Group	125,017	23,237
	Wendel SE	233,550	22,579
*	Eurazeo SE Prime DE Fidelite	259,462	19,215
[2]	Verallia SA	607,544	18,868
	SES SA	3,143,614	18,658
	Valeo SE	1,960,541	18,406
	Coface SA	929,987	17,836
	Vivendi SE	5,649,041	16,934
	Pluxee NV	767,704	15,674
	IPSOS SA	328,300	14,881
[1]	VusionGroup	68,546	14,665
*,2	Worldline SA	2,169,680	13,329
	Sodexo SA (XPAR)	200,392	12,866

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Societe BIC SA	187,130	12,677
*	SEB SA Loyalty Shares	126,015	11,919
	Virbac SACA	37,263	11,896
*	SOITEC	219,613	11,745
	Forvia SE	1,389,111	11,399
*	JCDecaux SE	641,217	10,824
*	ID Logistics Group SACA	26,634	10,548
[2]	Ayvens SA	1,195,010	10,487
	Mercialys SA	815,256	10,225
*	Engie SA Prime de fidelite 2026	522,401	10,179
*	Ubisoft Entertainment SA	822,211	9,943
*,1	Air France-KLM	1,047,454	9,735
	Eurazeo SE (XPAR)	130,769	9,684
	Remy Cointreau SA	200,594	9,375
	Carmila SA	491,106	9,298
	Imerys SA	269,949	8,810
	Metropole Television SA	581,764	8,741
	Trigano SA	70,599	7,933
	Television Francaise 1 SA	802,985	7,813
	Interparfums SA	181,095	7,792
	Vicat SACA	133,993	7,228
[1]	ARGAN SA	104,848	6,970
	SEB SA (XPAR)	68,925	6,519
	ICADE	284,476	6,452
*,1	Eutelsat Communications SACA	1,161,430	5,535
	Quadient SA	287,769	4,862
	Derichebourg SA	827,522	4,855
*	Viridien	63,422	4,794
	Opmobility	480,073	4,769
	Altarea SCA	43,994	4,766
[1]	Eramet SA	83,231	4,514
[1]	Wavestone	81,940	4,314
	Mersen SA	206,801	4,128
	Lagardere SA	182,198	3,991
*	Planisware SA	150,829	3,809
*	Nexity SA	337,141	3,592
	Peugeot Invest SA	42,601	3,218
	Esso SA Francaise	19,252	3,029
	Fnac Darty SA	97,906	2,957
*,2	Elior Group SA	974,396	2,678
	Beneteau SACA	304,369	2,648
[1,2,3]	Neoen SA	60,728	2,617
	Antin Infrastructure Partners SA	227,119	2,584
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	2,504
*	Lisi SA Prime de fidelite	77,336	2,437
*	Sodexo Prime De Fidelite 2027	37,444	2,404
	Etablissements Maurel et Prom SA	458,701	2,400
	GL Events SACA	105,678	2,372
*	SEB SA	25,252	2,371
*	Sodexo Prime De Fidelite	36,283	2,330
*,1	Voltalia SA (Registered)	320,790	2,321
	Manitou BF SA	118,000	2,290
*	Eurazeo SE-PF- 2027	28,404	2,092
*,1,2	X-Fab Silicon Foundries SE	456,212	1,854
	Equasens	45,136	1,598
*	OVH Groupe SAS	179,747	1,462
*	Sodexo SA (Loyalty Line 2025)	22,289	1,431
*,2	Aramis Group SAS	144,063	1,183
	LISI SA (XPAR)	36,217	1,142
*	Eurazeo SE	8,870	657
*	Lisi SA	3,652	115
*	Lisi SA PF	3,517	111
			17,517,360
Germany (7.7%)
	SAP SE	9,650,268	2,585,785
	Siemens AG (Registered)	6,534,594	1,509,140
	Allianz SE (Registered)	3,387,004	1,296,239
	Deutsche Telekom AG (Registered)	28,930,841	1,068,126
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,160,543	733,139

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Rheinmetall AG	382,148	546,824
	Deutsche Boerse AG	1,629,039	480,664
	Mercedes-Benz Group AG	6,806,394	402,065
	Deutsche Bank AG (Registered)	16,534,508	394,135
	BASF SE	7,822,213	392,118
	Infineon Technologies AG	11,418,846	380,646
	Deutsche Post AG	8,555,986	367,336
	adidas AG	1,516,173	357,605
*	Siemens Energy AG	5,901,739	349,867
	E.ON SE	19,496,535	294,295
	RWE AG	6,481,589	231,456
	Bayerische Motoren Werke AG (XETR)	2,570,115	207,247
	Bayer AG (Registered)	8,644,121	207,216
	Heidelberg Materials AG	1,140,667	196,625
	Daimler Truck Holding AG	4,471,085	181,122
[1]	Commerzbank AG	7,906,204	180,933
	Vonovia SE	6,181,722	166,352
	MTU Aero Engines AG	473,090	164,386
	Hannover Rueck SE	527,958	157,362
	Merck KGaA	1,136,590	156,406
*	Fresenius SE & Co. KGaA	3,620,407	154,568
[2]	Siemens Healthineers AG	2,680,400	144,608
	Symrise AG	1,144,992	118,706
	Beiersdorf AG	866,258	111,907
*	Covestro AG	1,469,064	94,296
	Fresenius Medical Care AG	1,880,974	93,597
	GEA Group AG	1,321,246	80,317
*	QIAGEN NV	1,855,391	73,710
	Brenntag SE	1,081,113	70,075
[2]	Scout24 SE	646,518	67,705
	Continental AG	950,991	67,064
*,2	Zalando SE	1,930,254	66,951
	Henkel AG & Co. KGaA (XTER)	863,612	62,220
	Talanx AG	531,755	55,928
	Nemetschek SE	476,484	55,547
	Knorr-Bremse AG	581,987	52,964
	CTS Eventim AG & Co. KGaA	517,083	51,875
	Evonik Industries AG	2,214,413	48,006
	LEG Immobilien SE (XETR)	653,967	46,226
	thyssenkrupp AG	4,330,356	44,459
*,2	Delivery Hero SE	1,840,529	44,131
	Freenet AG	1,052,466	40,119
	Deutsche Lufthansa AG (Registered)	5,246,636	38,228
	Rational AG	42,064	35,046
[1]	Hensoldt AG	507,972	34,095
	HOCHTIEF AG	162,029	27,704
*	TUI AG	3,930,674	27,115
	Bechtle AG	720,738	26,919
	KION Group AG	634,676	26,616
*,2	Auto1 Group SE	1,186,259	26,389
	Volkswagen AG	249,432	26,057
*,1	Aurubis AG	264,224	25,067
	RENK Group AG	495,362	23,979
	Gerresheimer AG	304,023	23,154
	LANXESS AG	761,070	23,151
	Puma SE	928,078	22,638
[1]	K&S AG (Registered)	1,587,934	21,699
[1]	Carl Zeiss Meditec AG (Bearer)	322,292	21,304
*	Fraport AG Frankfurt Airport Services Worldwide	313,578	19,679
	Traton SE	548,668	18,582
*,2	Redcare Pharmacy NV	142,381	18,434
	flatexDEGIRO AG	783,643	18,115
*	TAG Immobilien AG	1,328,328	18,113
*	Nordex SE	1,101,082	17,003
	Bilfinger SE	229,151	16,519
*	Aroundtown SA	6,007,529	16,460
	United Internet AG (Registered)	783,403	16,178
	Stroeer SE & Co. KGaA	275,033	16,099
	Krones AG	117,171	15,980
*,2	TeamViewer SE	1,158,226	15,120

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	HUGO BOSS AG	394,998	15,017
[2]	DWS Group GmbH & Co. KGaA	271,082	14,859
[1]	Wacker Chemie AG	164,090	13,594
[1]	RTL Group SA	319,985	12,132
*	HelloFresh SE	1,396,665	11,825
	AIXTRON SE	982,160	10,904
	Atoss Software SE	79,515	10,814
	Duerr AG	425,977	10,761
*,2	Covestro AG (XTER)	163,229	10,398
[2]	Befesa SA	348,976	9,695
	Fielmann Group AG	211,971	9,632
[1]	Sixt SE (XETR)	111,318	9,591
*,1	Evotec SE	1,440,668	9,533
*	IONOS Group SE	340,075	9,468
	FUCHS SE	257,829	9,397
	Deutsche Wohnen SE	428,660	9,314
	Jenoptik AG	444,579	9,281
	Deutz AG	1,219,948	8,970
[1]	Kontron AG	359,770	8,696
	Hornbach Holding AG & Co. KGaA	86,943	8,435
*	Schaeffler AG	1,927,032	8,013
[1]	Schott Pharma AG & Co. KGaA	305,223	7,792
[1]	ProSiebenSat.1 Media SE	1,225,012	7,727
	Eckert & Ziegler SE	122,169	7,409
*,1,2	Deutsche Pfandbriefbank AG	1,181,822	6,911
[1]	Suedzucker AG	526,406	6,556
*	Hypoport SE	37,649	6,449
[1]	Siltronic AG	144,319	6,264
	Vossloh AG	87,060	6,180
*,1	Nagarro SE	74,121	5,952
	Wacker Neuson SE	261,498	5,929
	Dermapharm Holding SE	149,453	5,909
*	Grand City Properties SA	549,316	5,889
*	CECONOMY AG	1,606,252	5,792
	CANCOM SE	236,895	5,774
	Stabilus SE	214,923	5,647
[1]	PNE AG	362,126	5,539
	1&1 AG	331,563	5,469
	KWS Saat SE & Co. KGaA	89,657	5,442
	Pfeiffer Vacuum Technology AG	32,345	5,438
	Indus Holding AG	195,128	5,160
	Salzgitter AG	200,094	5,129
*	METRO AG	815,656	4,706
	Kloeckner & Co. SE	516,815	4,151
	Elmos Semiconductor SE	65,006	4,131
	Wuestenrot & Wuerttembergische AG	267,987	3,870
	Norma Group SE	280,263	3,869
	Sartorius AG	20,358	3,747
	Adtran Networks SE	165,078	3,596
	GFT Technologies SE	145,022	3,536
*	Douglas AG	293,332	3,413
[1]	Adesso SE	31,850	3,357
	Deutsche EuroShop AG	157,783	3,156
	GRENKE AG	207,264	3,065
*,1	Deutsche Beteiligungs AG	117,870	3,021
	Energiekontor AG	58,497	3,002
	PATRIZIA SE	356,045	2,884
*	About You Holding SE	371,737	2,814
	Secunet Security Networks AG	14,747	2,759
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	257,451	2,452
[1]	CompuGroup Medical SE & Co. KGaA	95,860	2,346
[1]	SMA Solar Technology AG	131,184	2,156
*,1	SGL Carbon SE	503,135	1,845
	Takkt AG	196,877	1,740
	STRATEC SE	61,556	1,631
[1]	Verbio SE	168,775	1,603
*,1	BayWa AG	115,393	1,014
*	Pentixapharm Holding AG	163,261	532
			15,710,593

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
Hong Kong (1.8%)
	AIA Group Ltd.	94,897,756	718,363
	Hong Kong Exchanges & Clearing Ltd.	10,500,199	467,093
	Techtronic Industries Co. Ltd.	12,543,712	150,327
	CK Hutchison Holdings Ltd.	23,363,514	131,699
	BOC Hong Kong Holdings Ltd.	31,506,939	127,569
	Sun Hung Kai Properties Ltd.	12,494,503	119,043
	CLP Holdings Ltd.	14,446,721	117,608
	Link REIT	22,688,437	106,322
	Lenovo Group Ltd.	67,670,312	91,961
	Hang Seng Bank Ltd.	6,268,015	85,363
	Hong Kong & China Gas Co. Ltd.	95,628,076	82,295
	Galaxy Entertainment Group Ltd.	19,030,879	74,372
	Jardine Matheson Holdings Ltd.	1,739,824	73,478
	Power Assets Holdings Ltd.	12,004,073	71,887
	CK Asset Holdings Ltd.	16,816,801	68,040
[2]	WH Group Ltd.	68,876,917	63,243
	Shenzhou International Group Holdings Ltd.	6,655,129	50,041
*	Sands China Ltd.	21,166,638	42,462
	MTR Corp. Ltd.	12,735,836	41,725
	Hongkong Land Holdings Ltd.	9,053,708	39,025
[2]	ESR Group Ltd.	23,274,954	36,567
	AAC Technologies Holdings Inc.	5,979,331	36,481
	Wharf Real Estate Investment Co. Ltd.	13,678,940	33,214
	Henderson Land Development Co. Ltd.	11,473,969	33,002
	Sino Land Co. Ltd.	32,165,785	32,199
	PRADA SpA	4,517,049	31,426
	CK Infrastructure Holdings Ltd.	5,191,559	31,084
	SITC International Holdings Co. Ltd.	11,316,736	30,772
	Swire Pacific Ltd. Class A	3,213,894	28,365
[2]	Samsonite Group SA	11,600,699	27,514
	PCCW Ltd.	36,637,641	22,788
	Wharf Holdings Ltd.	8,474,898	20,139
	Swire Properties Ltd.	9,182,200	20,138
	ASMPT Ltd.	2,734,301	19,271
	Bank of East Asia Ltd.	12,446,704	18,627
[2]	Budweiser Brewing Co. APAC Ltd.	15,097,263	18,196
	Chow Tai Fook Jewellery Group Ltd.	15,562,839	17,633
	Orient Overseas International Ltd.	1,153,527	17,075
	United Laboratories International Holdings Ltd.	8,497,064	15,991
	Xinyi Glass Holdings Ltd.	15,270,536	15,107
[2]	BOC Aviation Ltd.	1,837,867	14,358
*	HUTCHMED China Ltd.	4,315,045	13,261
	Hang Lung Properties Ltd.	15,283,093	13,075
	First Pacific Co. Ltd.	20,136,433	12,202
	Kerry Properties Ltd.	5,169,779	12,197
	Stella International Holdings Ltd.	5,268,448	11,717
	Cathay Pacific Airways Ltd.	8,746,453	11,679
	Hang Lung Group Ltd.	7,526,993	11,083
	Swire Pacific Ltd. Class B	7,759,458	10,779
*	MMG Ltd.	30,485,214	10,519
	VTech Holdings Ltd.	1,401,919	10,282
	Pacific Basin Shipping Ltd.	45,219,261	10,079
	Yue Yuen Industrial Holdings Ltd.	6,116,366	9,827
	Wynn Macau Ltd.	13,029,516	9,336
	Vitasoy International Holdings Ltd.	7,081,174	9,162
	MGM China Holdings Ltd.	6,590,809	8,887
	Hysan Development Co. Ltd.	5,216,079	8,452
*	Vobile Group Ltd.	15,546,230	8,242
*,1	New World Development Co. Ltd.	12,206,367	7,752
	CTF Services Ltd.	8,221,458	7,599
*	Cowell e Holdings Inc.	2,026,722	7,513
	Man Wah Holdings Ltd.	12,614,703	7,295
	Johnson Electric Holdings Ltd.	3,232,627	6,523
*,1,2	Everest Medicines Ltd.	942,509	6,513
	Fortune REIT	12,383,182	6,502
	DFI Retail Group Holdings Ltd. (Registered)	2,677,305	6,387
*	SJM Holdings Ltd.	20,390,247	6,297
*,1,2	CARsgen Therapeutics Holdings Ltd.	3,097,500	6,180
	Dah Sing Financial Holdings Ltd.	1,597,307	5,981

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Luk Fook Holdings International Ltd.	2,952,653	5,812
	Shangri-La Asia Ltd.	9,568,314	5,549
*	NagaCorp Ltd.	11,813,386	5,179
	VSTECS Holdings Ltd.	5,570,750	4,786
	Nexteer Automotive Group Ltd.	7,217,777	4,702
[1]	SUNeVision Holdings Ltd.	5,221,962	4,644
	HKBN Ltd.	6,743,993	4,490
*	Super Hi International Holding Ltd.	1,833,000	4,147
	Champion REIT	16,207,036	3,959
[1]	CGN Mining Co. Ltd.	21,240,000	3,803
	CITIC Telecom International Holdings Ltd.	12,739,932	3,735
[3]	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,487
	Dah Sing Banking Group Ltd.	3,130,023	3,451
	United Energy Group Ltd.	63,345,098	3,435
*,1	Melco International Development Ltd.	6,953,627	3,402
	China Travel International Investment Hong Kong Ltd.	24,526,609	3,342
	IGG Inc.	6,720,344	3,147
*,1	Envision Greenwise Holdings Ltd.	3,058,351	3,043
*	Mongolian Mining Corp.	4,356,000	3,032
	Guotai Junan International Holdings Ltd.	21,651,503	2,964
*,2	FIT Hon Teng Ltd.	9,448,481	2,956
*,1	Realord Group Holdings Ltd.	3,215,595	2,943
*	Value Partners Group Ltd.	13,729,044	2,743
	Cafe de Coral Holdings Ltd.	2,838,597	2,682
	Huabao International Holdings Ltd.	8,352,172	2,649
	K Wah International Holdings Ltd.	10,516,489	2,451
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,100,616	2,302
	Theme International Holdings Ltd.	44,268,893	2,196
	Sunlight REIT	8,924,663	2,194
	Kerry Logistics Network Ltd.	2,403,505	2,115
	SmarTone Telecommunications Holdings Ltd.	3,765,157	2,098
	Chow Sang Sang Holdings International Ltd.	2,279,991	2,070
	Truly International Holdings Ltd.	13,238,294	1,899
	Giordano International Ltd.	9,757,774	1,872
	Prosperity REIT	10,144,872	1,683
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,266
	Far East Consortium International Ltd.	12,281,871	1,262
*	Television Broadcasts Ltd.	3,135,305	1,248
	Texhong International Group Ltd.	2,413,858	1,163
[1]	LK Technology Holdings Ltd.	2,995,466	1,157
	Asia Cement China Holdings Corp.	3,484,794	1,123
	Singamas Container Holdings Ltd.	11,325,574	974
	CITIC Resources Holdings Ltd.	19,533,284	920
*	C-Mer Medical Holdings Ltd.	4,287,601	867
*,2	IMAX China Holding Inc.	830,321	835
*	Shun Tak Holdings Ltd.	9,793,763	754
	Sa Sa International Holdings Ltd.	8,580,035	682
*	Powerlong Real Estate Holdings Ltd.	9,530,943	460
*	Hong Kong Technology Venture Co. Ltd.	1,514,300	285
*	OCI International Holdings Ltd.	5,019,135	184
*	Apollo Future Mobility Group Ltd.	699,870	46
*,3	Convoy Inc.	62,200,399	—
			3,625,372
Ireland (0.3%)
	Kerry Group plc Class A	1,460,335	152,919
	AIB Group plc	17,933,539	115,837
	Kingspan Group plc	1,339,093	108,169
	Bank of Ireland Group plc	8,826,412	104,287
	Glanbia plc (XDUB)	1,630,454	17,967
	Cairn Homes plc (XDUB)	4,691,309	9,679
	Dalata Hotel Group plc	1,450,413	8,157
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			517,015
Israel (0.7%)
	Bank Leumi Le-Israel BM	13,152,088	177,114
	Bank Hapoalim BM	11,766,581	159,567
*	Teva Pharmaceutical Industries Ltd.	9,903,312	152,474
*	Nice Ltd.	553,495	85,437
	Elbit Systems Ltd.	215,942	82,813

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Israel Discount Bank Ltd. Class A	10,906,177	75,974
	Mizrahi Tefahot Bank Ltd.	1,334,129	60,000
*	Nova Ltd.	255,988	47,526
	Phoenix Financial Ltd.	2,184,415	40,599
	ICL Group Ltd.	6,386,234	36,268
*	Tower Semiconductor Ltd.	982,229	34,872
	Bezeq The Israeli Telecommunication Corp. Ltd.	17,942,106	26,493
	First International Bank of Israel Ltd.	454,009	22,978
	Azrieli Group Ltd.	322,331	21,755
*	Big Shopping Centers Ltd.	137,155	19,018
	Melisron Ltd.	220,743	17,270
	Shufersal Ltd.	1,761,545	16,687
*	Enlight Renewable Energy Ltd.	1,025,725	16,524
	Harel Insurance Investments & Financial Services Ltd.	937,057	14,989
	Clal Insurance Enterprises Holdings Ltd.	588,644	14,457
	Camtek Ltd.	241,692	14,158
	Mivne Real Estate KD Ltd.	5,146,875	13,787
	Delek Group Ltd.	82,350	12,798
	Paz Retail & Energy Ltd.	93,083	12,368
	Alony Hetz Properties & Investments Ltd.	1,417,373	11,135
	Israel Corp. Ltd.	41,213	11,109
*	Bet Shemesh Engines Holdings 1997 Ltd.	78,123	9,987
	Next Vision Stabilized Systems Ltd.	418,670	9,617
	Menora Mivtachim Holdings Ltd.	191,430	9,599
	Amot Investments Ltd.	1,890,422	9,191
	Strauss Group Ltd.	436,176	9,182
	Tel Aviv Stock Exchange Ltd.	766,246	9,033
*	OPC Energy Ltd.	1,014,635	8,893
	Hilan Ltd.	137,505	8,420
	Electra Ltd.	17,241	8,073
	Reit 1 Ltd.	1,681,044	8,069
	Partner Communications Co. Ltd.	1,179,164	8,047
	Isracard Ltd.	1,804,333	8,026
	FIBI Holdings Ltd.	151,422	7,988
	Migdal Insurance & Financial Holdings Ltd.	4,332,964	7,867
*	Equital Ltd.	216,822	7,723
*	Fattal Holdings 1998 Ltd.	57,215	7,497
	Shapir Engineering & Industry Ltd.	1,232,237	7,467
	Formula Systems 1985 Ltd.	85,391	7,404
*	Shikun & Binui Ltd.	2,815,984	7,390
	One Software Technologies Ltd.	396,874	7,357
	Sapiens International Corp. NV	263,489	7,213
*	Airport City Ltd.	502,208	7,108
	Matrix IT Ltd.	286,278	6,672
	Energix-Renewable Energies Ltd.	2,258,315	6,199
*	Ashtrom Group Ltd.	441,972	6,066
	Aura Investments Ltd.	1,328,597	5,974
	YH Dimri Construction & Development Ltd.	73,340	5,954
	Kenon Holdings Ltd.	180,594	5,725
	Mega Or Holdings Ltd.	197,222	5,717
*	Cellcom Israel Ltd.	923,816	5,662
	Fox Wizel Ltd.	68,968	5,622
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	71,490	5,131
	Summit Real Estate Holdings Ltd.	350,426	5,078
	Oil Refineries Ltd.	20,963,022	4,987
	Delta Galil Ltd.	91,737	4,365
	Danel Adir Yeoshua Ltd.	42,812	4,324
*	OY Nofar Energy Ltd.	186,854	4,285
	Sella Capital Real Estate Ltd.	1,879,119	4,229
	Israel Canada T.R Ltd.	1,304,566	4,086
	Gav-Yam Lands Corp. Ltd.	493,574	3,789
*	Perion Network Ltd.	415,580	3,384
	G City Ltd.	1,002,203	3,085
	Elco Ltd.	80,292	3,005
*	Priortech Ltd.	72,724	2,876
*	Delek Automotive Systems Ltd.	412,563	2,770
	IDI Insurance Co. Ltd.	65,449	2,752
	AudioCodes Ltd.	218,991	2,058
			1,493,116

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
Italy (2.8%)
	UniCredit SpA	13,788,981	774,004
	Intesa Sanpaolo SpA	138,234,814	712,416
	Enel SpA	68,293,167	554,015
	Ferrari NV	1,087,535	464,443
	Generali	10,836,162	380,664
	Eni SpA	18,519,531	286,433
	Stellantis NV	18,340,742	205,711
	Leonardo SpA	3,522,316	171,533
	Prysmian SpA	2,541,688	139,912
	Banco BPM SpA	13,262,705	134,962
	Moncler SpA	1,994,643	122,864
	Terna - Rete Elettrica Nazionale	12,381,440	111,894
	FinecoBank Banca Fineco SpA	5,374,708	106,455
	Snam SpA	19,980,138	103,708
	Mediobanca Banca di Credito Finanziario SpA	4,786,398	89,782
[1]	Banca Monte dei Paschi di Siena SpA	9,228,522	73,397
	BPER Banca SpA	9,293,015	72,947
[2]	Poste Italiane SpA	3,979,221	70,990
	Tenaris SA	3,300,267	64,582
	Recordati Industria Chimica e Farmaceutica SpA	952,681	53,986
	Unipol Assicurazioni SpA	3,315,565	53,075
	Banca Popolare di Sondrio SpA	3,194,295	38,642
*,2	Nexi SpA	6,684,221	35,650
	Buzzi SpA	738,375	35,530
	Brunello Cucinelli SpA	299,791	34,441
	Hera SpA	7,608,075	32,957
	A2A SpA	13,575,082	32,717
	Reply SpA	197,296	32,318
[2]	Infrastrutture Wireless Italiane SpA	3,041,604	32,207
	Banca Mediolanum SpA	1,915,705	30,971
	Italgas SpA	4,308,096	30,890
	Lottomatica Group SpA	1,511,190	30,506
*	Telecom Italia SpA (MTAA)	88,785,333	29,992
	Iveco Group NV	1,697,922	27,910
	Banca Generali SpA	482,231	27,169
*	Saipem SpA	11,584,292	26,877
	Azimut Holding SpA	950,266	26,607
	Interpump Group SpA	705,652	25,203
[1]	Davide Campari-Milano NV	4,228,061	24,852
	Amplifon SpA	1,142,692	23,198
	De' Longhi SpA	607,018	20,136
[2]	Pirelli & C SpA	3,238,460	19,277
	DiaSorin SpA	186,057	18,478
[2]	Technogym SpA	1,159,662	14,978
	Iren SpA	5,662,797	14,441
	Webuild SpA (MTAA)	4,167,200	14,350
[2]	Anima Holding SpA	1,842,902	13,954
	Maire SpA	1,387,405	13,288
[2]	BFF Bank SpA	1,549,388	12,824
	SOL SpA	315,586	12,767
	Brembo NV	1,260,101	10,795
	MFE-MediaForEurope NV Class A	2,886,287	10,492
	ERG SpA	472,555	8,976
*	Technoprobe SpA	1,426,046	8,925
[2]	Enav SpA	2,176,541	8,610
[2]	Carel Industries SpA	470,546	8,603
*	Fincantieri SpA	754,156	8,421
	Credito Emiliano SpA	601,981	8,198
	ACEA SpA	376,389	7,758
	Intercos SpA	434,292	6,051
	Moltiply Group SpA	135,239	5,878
	Cementir Holding NV	392,801	5,676
	Tamburi Investment Partners SpA	673,990	5,368
[2]	RAI Way SpA	809,081	5,081
	Banca IFIS SpA	208,294	4,849
[1]	Sesa SpA	62,834	4,653
	Sanlorenzo SpA	137,734	4,307
	El.En. SpA	396,644	3,944
	Ariston Holding NV	871,308	3,885

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Salvatore Ferragamo SpA	567,647	3,836
*,1	Juventus Football Club SpA	1,181,712	3,720
*,2	GVS SpA	696,053	3,260
	Italmobiliare SpA	123,588	3,147
[1]	Piaggio & C SpA	1,428,457	2,963
	MARR SpA	275,832	2,910
	Danieli & C Officine Meccaniche SpA (MTAA)	89,356	2,880
	Arnoldo Mondadori Editore SpA	1,121,287	2,582
[1]	Zignago Vetro SpA	266,769	2,521
	Tinexta SpA	171,686	1,680
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,594
	Alerion Cleanpower SpA	49,236	740
	MFE-MediaForEurope NV Class B	137,976	692
			5,643,898
Japan (21.1%)
	Toyota Motor Corp.	101,840,878	1,800,272
	Mitsubishi UFJ Financial Group Inc.	98,165,378	1,338,368
	Sony Group Corp.	52,070,640	1,317,543
	Hitachi Ltd.	38,523,285	904,504
	Sumitomo Mitsui Financial Group Inc.	32,322,594	831,163
	Recruit Holdings Co. Ltd.	12,451,207	645,112
	Tokio Marine Holdings Inc.	16,530,361	643,077
	Keyence Corp.	1,614,545	634,855
	Nintendo Co. Ltd.	9,159,890	622,668
	Mizuho Financial Group Inc.	22,308,878	612,238
	Mitsubishi Corp.	32,682,554	577,003
	ITOCHU Corp.	11,710,219	543,623
	Tokyo Electron Ltd.	3,864,581	529,960
	Mitsubishi Heavy Industries Ltd.	28,140,990	483,282
	Shin-Etsu Chemical Co. Ltd.	16,759,720	478,241
	Mitsui & Co. Ltd.	25,113,930	473,478
	Fast Retailing Co. Ltd.	1,588,132	472,773
	SoftBank Group Corp.	8,979,556	459,303
	KDDI Corp.	25,984,626	410,444
	Takeda Pharmaceutical Co. Ltd.	13,637,132	404,188
	Daiichi Sankyo Co. Ltd.	16,276,209	387,600
	Honda Motor Co. Ltd.	40,381,830	365,438
	Hoya Corp.	3,040,128	343,104
	Softbank Corp.	240,370,810	335,311
	Mitsubishi Electric Corp.	16,942,414	312,457
	Fujitsu Ltd.	15,246,290	303,415
	Seven & i Holdings Co. Ltd.	20,088,854	290,905
	Advantest Corp.	6,497,384	289,630
	Daikin Industries Ltd.	2,467,865	267,809
	Japan Tobacco Inc.	9,660,196	265,521
	Chugai Pharmaceutical Co. Ltd.	5,720,552	262,067
	Sompo Holdings Inc.	8,299,663	252,735
	Canon Inc.	7,896,747	246,246
	MS&AD Insurance Group Holdings Inc.	11,318,192	246,146
	Terumo Corp.	12,554,172	236,220
	Dai-ichi Life Holdings Inc.	30,917,400	236,071
	Sumitomo Corp.	10,342,578	235,995
	Nippon Telegraph & Telephone Corp.	243,908,375	235,730
	Komatsu Ltd.	7,859,043	230,137
	Panasonic Holdings Corp.	19,236,704	229,484
	NEC Corp.	10,724,610	228,442
	Murata Manufacturing Co. Ltd.	14,579,615	224,890
	FANUC Corp.	8,232,890	224,311
	Marubeni Corp.	13,931,303	223,483
	Mitsui Fudosan Co. Ltd.	24,191,295	216,635
	Otsuka Holdings Co. Ltd.	3,965,001	206,616
	Denso Corp.	16,008,160	198,606
	ORIX Corp.	9,489,088	198,122
	Bridgestone Corp.	4,927,880	197,967
	FUJIFILM Holdings Corp.	10,141,146	194,294
	Suzuki Motor Corp.	15,777,636	193,672
	Renesas Electronics Corp.	14,336,287	192,288
	Bandai Namco Holdings Inc.	5,651,346	189,588
	East Japan Railway Co.	9,492,321	187,099

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Oriental Land Co. Ltd.	9,483,090	187,013
[1]	Nippon Steel Corp.	8,481,701	181,517
	SMC Corp.	486,012	173,916
	TDK Corp.	16,505,550	172,963
	Kao Corp.	3,991,843	172,794
	Aeon Co. Ltd.	6,753,498	169,377
	Mitsubishi Estate Co. Ltd.	10,356,716	169,290
	Daiwa House Industry Co. Ltd.	5,083,819	168,145
	Disco Corp.	822,769	168,027
	Resona Holdings Inc.	19,085,617	166,652
	Japan Post Bank Co. Ltd.	16,308,229	165,587
	Ajinomoto Co. Inc.	8,308,702	164,493
	Japan Post Holdings Co. Ltd.	16,165,330	162,097
[1]	Asahi Group Holdings Ltd.	12,529,645	160,086
	Nomura Holdings Inc.	25,862,224	159,361
	Astellas Pharma Inc.	15,769,538	153,509
	Sumitomo Mitsui Trust Group Inc.	6,087,160	153,222
	Nidec Corp.	9,082,852	152,431
	Central Japan Railway Co.	7,965,330	151,932
	Sumitomo Realty & Development Co. Ltd.	3,722,888	139,882
	Kyocera Corp.	11,495,412	129,841
	Olympus Corp.	9,731,577	127,393
	ENEOS Holdings Inc.	23,880,824	125,948
	Secom Co. Ltd.	3,535,404	120,413
	Nomura Research Institute Ltd.	3,657,837	119,071
[1]	Nippon Yusen KK	3,598,899	118,937
	Toyota Industries Corp.	1,381,843	118,185
	Nitto Denko Corp.	6,152,320	113,797
	Asics Corp.	5,341,760	113,286
	Sumitomo Electric Industries Ltd.	6,608,539	110,296
	Shimano Inc.	761,462	106,919
	Sekisui House Ltd.	4,774,782	106,870
	Shionogi & Co. Ltd.	6,744,991	101,814
	Tokyo Gas Co. Ltd.	3,192,178	101,545
	Inpex Corp.	7,149,163	99,165
	Kansai Electric Power Co. Inc.	8,327,699	98,833
	Toyota Tsusho Corp.	5,864,739	98,808
	Sysmex Corp.	5,169,570	98,687
	Konami Group Corp.	834,347	98,522
	Kubota Corp.	7,954,150	98,293
	T&D Holdings Inc.	4,543,134	97,237
	Pan Pacific International Holdings Corp.	3,515,638	96,569
[1]	Mitsui OSK Lines Ltd.	2,767,710	96,364
	Kirin Holdings Co. Ltd.	6,851,500	94,935
	Japan Exchange Group Inc.	9,151,804	94,181
	NTT Data Group Corp.	5,080,592	92,035
	Subaru Corp.	5,102,479	91,381
	Toray Industries Inc.	13,322,707	91,046
	Fujikura Ltd.	2,323,166	86,038
	Unicharm Corp.	10,728,986	85,454
	Obic Co. Ltd.	2,907,105	83,821
	Sanrio Co. Ltd.	1,791,566	82,888
	Kajima Corp.	3,928,369	80,356
	Daiwa Securities Group Inc.	11,869,116	79,918
	Obayashi Corp.	5,899,734	78,704
	IHI Corp.	1,122,090	78,309
	Kawasaki Heavy Industries Ltd.	1,283,407	77,467
	Trend Micro Inc.	1,146,792	77,418
	Capcom Co. Ltd.	3,107,234	76,691
	Kikkoman Corp.	7,944,200	76,635
	West Japan Railway Co.	3,920,110	76,471
	Daifuku Co. Ltd.	3,035,363	74,614
	Asahi Kasei Corp.	10,641,608	74,605
	LY Corp.	21,736,610	73,604
	Osaka Gas Co. Ltd.	3,194,876	72,291
	Idemitsu Kosan Co. Ltd.	10,189,325	72,072
	Makita Corp.	2,121,737	70,301
*	Rakuten Group Inc.	12,248,410	70,269
	Nitori Holdings Co. Ltd.	694,337	67,933
	Eisai Co. Ltd.	2,389,262	66,510

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Isuzu Motors Ltd.	4,830,955	65,689
	Lasertec Corp.	754,261	64,829
	Shiseido Co. Ltd.	3,415,002	64,765
	Nippon Paint Holdings Co. Ltd.	8,585,181	64,471
	SBI Holdings Inc.	2,381,006	64,294
[1]	JFE Holdings Inc.	5,157,311	63,314
	Taisei Corp.	1,412,661	62,880
	Chubu Electric Power Co. Inc.	5,777,481	62,641
	Yamaha Motor Co. Ltd.	7,779,709	62,287
	TOPPAN Holdings Inc.	2,263,172	61,869
	Concordia Financial Group Ltd.	9,245,735	61,383
	Ebara Corp.	4,015,000	61,111
	Sekisui Chemical Co. Ltd.	3,445,335	58,763
	Nippon Building Fund Inc.	67,123	57,024
	Ryohin Keikaku Co. Ltd.	2,082,781	56,898
	Yaskawa Electric Corp.	2,264,109	56,734
	Hikari Tsushin Inc.	216,779	55,949
	Chiba Bank Ltd.	5,868,014	55,545
	Mitsubishi Chemical Group Corp.	11,205,094	55,370
	Shimadzu Corp.	2,169,354	54,188
	Sanwa Holdings Corp.	1,679,831	53,905
	TIS Inc.	1,947,403	53,890
	Dai Nippon Printing Co. Ltd.	3,760,858	53,545
	Daito Trust Construction Co. Ltd.	505,550	51,730
	Hankyu Hanshin Holdings Inc.	1,909,441	51,378
	BayCurrent Inc.	1,183,676	51,294
	Aisin Corp.	4,692,441	51,255
	Nexon Co. Ltd.	3,698,615	50,658
	Hulic Co. Ltd.	5,256,702	50,460
	Mitsubishi HC Capital Inc. (XTKS)	7,441,941	50,430
[1]	Ricoh Co. Ltd.	4,693,106	49,644
	Toyo Suisan Kaisha Ltd.	835,137	49,426
	Dentsu Group Inc.	2,211,592	48,842
[1]	Yakult Honsha Co. Ltd.	2,552,450	48,569
	Nippon Sanso Holdings Corp.	1,595,401	48,396
	MatsukiyoCocokara & Co.	3,084,573	48,255
*	Nissan Motor Co. Ltd.	18,780,529	48,166
	MEIJI Holdings Co. Ltd.	2,205,974	47,788
	Minebea Mitsumi Inc.	3,249,998	47,504
	AGC Inc.	1,553,973	47,307
	Toho Co. Ltd.	951,871	47,298
	Fuji Electric Co. Ltd.	1,101,911	47,106
	Tokyu Corp.	4,148,457	46,704
	SCREEN Holdings Co. Ltd.	714,344	46,605
	Niterra Co. Ltd.	1,523,276	46,468
	Sumitomo Metal Mining Co. Ltd.	2,085,495	45,586
[1]	Kawasaki Kisen Kaisha Ltd.	3,323,414	45,173
	Omron Corp.	1,599,725	45,171
[1]	Isetan Mitsukoshi Holdings Ltd.	3,105,540	45,036
	Japan Real Estate Investment Corp.	61,301	43,922
	Otsuka Corp.	2,020,178	43,740
[1]	M3 Inc.	3,708,707	42,366
	Zensho Holdings Co. Ltd.	784,756	42,317
	Shizuoka Financial Group Inc.	3,869,763	42,306
	Hoshizaki Corp.	1,055,025	40,839
	Yokogawa Electric Corp.	2,083,189	40,656
[1]	Ono Pharmaceutical Co. Ltd.	3,760,706	40,460
	Sojitz Corp.	1,833,422	40,409
	Shimizu Corp.	4,523,031	40,257
	Mebuki Financial Group Inc.	8,144,231	39,974
	MISUMI Group Inc.	2,370,050	39,449
	Seiko Epson Corp.	2,461,785	39,439
	Japan Metropolitan Fund Investment	61,802	39,423
[1]	Nissin Foods Holdings Co. Ltd.	1,914,437	39,074
	Skylark Holdings Co. Ltd.	1,947,978	39,033
	MonotaRO Co. Ltd.	2,067,115	38,615
	Kyoto Financial Group Inc.	2,492,260	38,269
	Fukuoka Financial Group Inc.	1,421,742	37,835
	Nomura Real Estate Master Fund Inc.	39,288	37,394
	Sumitomo Forestry Co. Ltd.	1,235,121	37,237

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Tokyo Electric Power Co. Holdings Inc.	12,916,157	37,182
	Brother Industries Ltd.	2,049,380	37,107
	Seibu Holdings Inc.	1,658,852	36,766
	Suntory Beverage & Food Ltd.	1,108,117	36,559
	SG Holdings Co. Ltd.	3,661,671	36,517
	ZOZO Inc.	3,798,387	36,380
	Mitsui Chemicals Inc.	1,595,184	35,829
	Tokyu Fudosan Holdings Corp.	5,291,797	35,506
	Nippon Express Holdings Inc.	1,944,991	35,428
	KDX Realty Investment Corp.	35,336	34,842
	Keisei Electric Railway Co. Ltd.	3,782,374	34,174
	Azbil Corp.	4,380,032	34,026
	Japan Post Insurance Co. Ltd.	1,669,122	34,017
	Tosoh Corp.	2,448,911	33,698
	Kintetsu Group Holdings Co. Ltd.	1,575,710	33,662
[1]	Kobe Steel Ltd.	2,891,654	33,563
	Nippon Prologis REIT Inc.	21,727	33,531
	USS Co. Ltd.	3,564,162	33,129
*	Rakuten Bank Ltd.	758,000	32,961
	TOTO Ltd.	1,266,425	32,913
	Nissan Chemical Corp.	1,090,202	32,459
	Kuraray Co. Ltd.	2,631,170	32,423
	Kyushu Electric Power Co. Inc.	3,707,789	32,383
	Sumitomo Chemical Co. Ltd.	13,354,111	32,379
	Mazda Motor Corp.	5,041,128	32,255
	GLP J-Reit	39,860	32,066
	Square Enix Holdings Co. Ltd.	686,414	31,885
	Kyowa Kirin Co. Ltd.	2,161,201	31,546
	Oji Holdings Corp.	7,506,781	31,468
	Resonac Holdings Corp.	1,572,268	31,425
	SCSK Corp.	1,268,008	31,355
	Kyushu Railway Co.	1,268,377	30,972
	Daiwa House REIT Investment Corp.	19,434	30,704
	Oracle Corp. Japan	285,470	30,041
	Kurita Water Industries Ltd.	962,684	29,775
	Hirose Electric Co. Ltd.	256,004	29,654
	Haseko Corp.	2,249,562	29,616
	Yamato Holdings Co. Ltd.	2,244,681	29,416
	Tobu Railway Co. Ltd.	1,716,527	29,303
	Tokyo Tatemono Co. Ltd.	1,724,632	29,201
	Kobe Bussan Co. Ltd.	1,242,274	28,923
[1]	McDonald's Holdings Co. Japan Ltd.	756,500	28,861
	Food & Life Cos. Ltd.	963,789	28,810
	Tohoku Electric Power Co. Inc.	4,151,258	28,644
[1]	Marui Group Co. Ltd.	1,561,328	28,390
	Invincible Investment Corp.	67,272	28,347
	Sega Sammy Holdings Inc.	1,462,619	28,241
	Credit Saison Co. Ltd.	1,186,153	28,193
	CyberAgent Inc.	3,695,137	28,118
	Sapporo Holdings Ltd.	549,099	28,048
	Iyogin Holdings Inc.	2,350,460	27,942
	Asahi Intecc Co. Ltd.	1,727,595	27,907
	Rohm Co. Ltd.	2,852,080	27,556
	Nomura Real Estate Holdings Inc.	4,716,585	27,524
	Orix JREIT Inc.	23,128	27,204
	Medipal Holdings Corp.	1,737,556	27,110
	Santen Pharmaceutical Co. Ltd.	2,838,402	27,033
	Yokohama Rubber Co. Ltd.	1,162,119	26,797
	Persol Holdings Co. Ltd.	15,956,970	26,588
	Keio Corp.	1,033,927	26,442
[1]	Fujitec Co. Ltd.	661,834	26,287
	NH Foods Ltd.	785,422	26,253
	Amada Co. Ltd.	2,694,557	26,244
	Lixil Corp.	2,268,868	26,242
	Sohgo Security Services Co. Ltd.	3,463,835	26,056
	Hachijuni Bank Ltd.	3,636,949	25,969
	THK Co. Ltd.	1,059,386	25,968
	NGK Insulators Ltd.	2,101,287	25,890
	Rohto Pharmaceutical Co. Ltd.	1,719,014	25,740
	Ibiden Co. Ltd.	952,983	25,707

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	NOF Corp.	1,887,903	25,657
	Yamaha Corp.	3,305,154	25,649
	Odakyu Electric Railway Co. Ltd.	2,589,181	25,599
[1]	ANA Holdings Inc.	1,377,788	25,432
	Taiheiyo Cement Corp.	971,003	25,423
*,1	Shinko Electric Industries Co. Ltd.	513,600	25,182
	Gunma Bank Ltd.	3,004,497	25,061
	Hamamatsu Photonics KK	2,564,194	24,997
	J Front Retailing Co. Ltd.	2,007,908	24,933
	Mitsubishi Gas Chemical Co. Inc.	1,583,810	24,745
	Open House Group Co. Ltd.	661,537	24,660
[1]	Hitachi Construction Machinery Co. Ltd.	925,318	24,655
	Lion Corp.	2,073,154	24,477
	Electric Power Development Co. Ltd.	1,440,923	24,354
[1]	Nikon Corp.	2,451,098	24,342
	Kinden Corp.	1,073,672	24,076
	Nisshin Seifun Group Inc.	2,046,419	23,633
	Kadokawa Corp.	981,844	23,476
	Cosmo Energy Holdings Co. Ltd.	530,223	22,802
	Horiba Ltd.	338,235	22,705
	Advance Residence Investment Corp.	23,728	22,620
	Rinnai Corp.	963,181	22,250
	Tsuruha Holdings Inc.	358,154	22,240
	Keikyu Corp.	2,170,264	21,900
	Shimamura Co. Ltd.	381,796	21,883
	Japan Airlines Co. Ltd.	1,276,848	21,872
	Alfresa Holdings Corp.	1,538,940	21,784
	Japan Hotel REIT Investment Corp.	44,636	21,610
	DMG Mori Co. Ltd.	1,093,881	21,366
	Stanley Electric Co. Ltd.	1,132,101	21,354
	Yamazaki Baking Co. Ltd.	1,107,255	21,235
	Tokyo Century Corp.	2,167,196	21,227
	Nichirei Corp.	1,793,080	21,209
	Sankyo Co. Ltd.	1,425,770	20,835
	Takashimaya Co. Ltd.	2,539,874	20,660
	COMSYS Holdings Corp.	966,444	20,560
	Koito Manufacturing Co. Ltd.	1,664,074	20,525
	Toho Gas Co. Ltd.	730,453	20,155
[1]	Nagoya Railroad Co. Ltd.	1,727,332	20,120
	TechnoPro Holdings Inc.	908,230	20,113
	Sumitomo Rubber Industries Ltd.	1,578,658	19,960
	SUMCO Corp.	2,945,321	19,958
	Coca-Cola Bottlers Japan Holdings Inc.	1,217,120	19,849
	Yamaguchi Financial Group Inc.	1,668,810	19,814
	77 Bank Ltd.	616,444	19,777
	Sumitomo Heavy Industries Ltd.	964,508	19,758
	Air Water Inc.	1,558,295	19,709
	Topcon Corp.	901,223	19,640
	Hirogin Holdings Inc.	2,398,192	19,608
[1]	Japan Steel Works Ltd.	550,773	19,586
	Kobayashi Pharmaceutical Co. Ltd.	511,404	19,374
	Sekisui House REIT Inc.	36,242	19,275
[1]	Socionext Inc.	1,574,290	19,116
	Takasago Thermal Engineering Co. Ltd.	511,201	19,090
	Zenkoku Hosho Co. Ltd.	960,886	19,088
	BIPROGY Inc.	617,878	19,070
	EXEO Group Inc.	1,686,988	19,003
	GMO Payment Gateway Inc.	355,750	18,929
	Suzuken Co. Ltd.	567,856	18,757
	Tokyo Ohka Kogyo Co. Ltd.	891,947	18,693
[1]	Kansai Paint Co. Ltd.	1,305,373	18,661
	United Urban Investment Corp.	18,650	18,497
	Iida Group Holdings Co. Ltd.	1,201,238	18,326
	Furukawa Electric Co. Ltd.	541,337	18,300
	Japan Prime Realty Investment Corp.	8,048	18,269
	Nihon Kohden Corp.	1,356,506	18,257
	Mitsubishi Materials Corp.	1,104,311	18,117
	Mitsui Fudosan Logistics Park Inc.	26,365	18,111
	Keihan Holdings Co. Ltd.	831,629	18,103
	Tomy Co. Ltd.	773,004	17,970

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Kewpie Corp.	919,871	17,925
	Kamigumi Co. Ltd.	763,905	17,878
[1]	Taiyo Yuden Co. Ltd.	1,072,248	17,870
	Iwatani Corp.	1,779,228	17,858
	Toyo Seikan Group Holdings Ltd.	1,087,442	17,802
	Tokyo Seimitsu Co. Ltd.	328,199	17,775
	Alps Alpine Co. Ltd.	1,733,637	17,739
	Daicel Corp.	2,023,399	17,629
	Sankyu Inc.	427,506	17,569
[1]	Nikkon Holdings Co. Ltd.	969,356	17,425
[1]	DeNA Co. Ltd.	739,005	17,410
	Nishi-Nippon Financial Holdings Inc.	1,225,727	17,323
[1]	Mitsubishi Logistics Corp.	2,646,680	17,190
[1]	Kokusai Electric Corp.	1,034,500	17,122
	Goldwin Inc.	309,726	17,102
[1]	Seino Holdings Co. Ltd.	1,097,090	16,919
	Dexerials Corp.	1,359,641	16,842
[1]	Koei Tecmo Holdings Co. Ltd.	1,277,848	16,815
	Hokuhoku Financial Group Inc.	967,395	16,781
[1]	Aozora Bank Ltd.	1,207,800	16,681
	Toyo Tire Corp.	906,967	16,656
	Tsumura & Co.	572,942	16,618
	Kandenko Co. Ltd.	913,172	16,444
	Japan Airport Terminal Co. Ltd.	596,396	16,443
	Nifco Inc.	682,567	16,403
	Miura Co. Ltd.	823,864	16,393
	Internet Initiative Japan Inc.	939,024	16,328
*	Mercari Inc.	1,028,430	16,310
	Sundrug Co. Ltd.	575,437	16,130
	Kyushu Financial Group Inc.	3,217,728	16,019
	Chugin Financial Group Inc.	1,402,482	15,833
	Industrial & Infrastructure Fund Investment Corp.	20,305	15,739
	Kagome Co. Ltd.	800,846	15,705
	Nankai Electric Railway Co. Ltd.	956,565	15,670
	Kokuyo Co. Ltd.	818,854	15,656
	NSK Ltd.	3,651,579	15,624
	Macnica Holdings Inc.	1,194,799	15,466
[1]	Chugoku Electric Power Co. Inc.	2,690,981	15,463
	ADEKA Corp.	853,040	15,404
	Daishi Hokuetsu Financial Group Inc.	722,184	15,391
	Park24 Co. Ltd.	1,114,242	15,388
	Nabtesco Corp.	987,822	15,351
	Yamato Kogyo Co. Ltd.	289,054	15,326
	Cosmos Pharmaceutical Corp.	305,608	15,306
[1]	Mitsubishi Motors Corp.	5,494,347	15,150
	Makino Milling Machine Co. Ltd.	192,633	15,116
	Amano Corp.	564,248	15,080
	Nippon Electric Glass Co. Ltd.	642,670	14,999
	JTEKT Corp.	1,979,731	14,993
	LaSalle Logiport REIT	16,069	14,929
	Toho Holdings Co. Ltd.	496,735	14,815
	Japan Logistics Fund Inc.	24,031	14,756
	Zeon Corp.	1,468,941	14,748
[1]	Hisamitsu Pharmaceutical Co. Inc.	544,163	14,745
	Yamada Holdings Co. Ltd.	5,125,300	14,718
	Hakuhodo DY Holdings Inc.	2,027,729	14,713
	Nippon Accommodations Fund Inc.	20,210	14,680
	JGC Holdings Corp.	1,858,357	14,653
	Maruwa Co. Ltd.	70,629	14,613
	DIC Corp.	712,547	14,523
	Ulvac Inc.	420,538	14,508
	Sugi Holdings Co. Ltd.	771,640	14,465
	Nissui Corp.	2,391,401	14,417
	NHK Spring Co. Ltd.	1,322,238	14,312
	NS Solutions Corp.	555,980	14,278
[1]	Casio Computer Co. Ltd.	1,747,666	14,277
	Nagase & Co. Ltd.	801,289	14,255
	Teijin Ltd.	1,605,866	14,125
	Nichias Corp.	453,274	14,064
	Nippon Gas Co. Ltd.	936,411	13,968

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Mitsui Mining & Smelting Co. Ltd.	476,720	13,965
	Kakaku.com Inc.	974,106	13,952
	Canon Marketing Japan Inc.	406,138	13,852
	Fuji Soft Inc.	209,174	13,729
	Yaoko Co. Ltd.	223,078	13,693
	Kyudenko Corp.	422,001	13,616
	INFRONEER Holdings Inc.	1,679,791	13,570
	Ezaki Glico Co. Ltd.	437,716	13,477
	Activia Properties Inc.	5,929	13,435
	NSD Co. Ltd.	596,505	13,362
[1]	Kotobuki Spirits Co. Ltd.	819,945	13,346
	Nippon Kayaku Co. Ltd.	1,408,998	13,303
	Morinaga Milk Industry Co. Ltd.	635,250	13,200
	Sawai Group Holdings Co. Ltd.	988,103	13,156
*	Konica Minolta Inc.	3,889,337	13,145
	Bic Camera Inc.	1,254,259	13,145
	Fuyo General Lease Co. Ltd.	507,345	13,105
	Mabuchi Motor Co. Ltd.	850,168	13,022
	Toda Corp.	2,178,510	12,916
	Maruichi Steel Tube Ltd.	572,327	12,746
	ABC-Mart Inc.	680,655	12,699
[1]	Aeon Mall Co. Ltd.	812,141	12,689
	AEON REIT Investment Corp.	15,339	12,676
[1]	Welcia Holdings Co. Ltd.	876,084	12,643
	NOK Corp.	858,818	12,639
	Hazama Ando Corp.	1,375,801	12,571
	H2O Retailing Corp.	825,750	12,541
	UBE Corp.	854,874	12,481
	Shiga Bank Ltd.	350,211	12,428
	House Foods Group Inc.	683,248	12,417
	Sumitomo Bakelite Co. Ltd.	552,454	12,389
	Mori Hills REIT Investment Corp.	13,860	12,388
	Wacoal Holdings Corp.	361,371	12,314
	Dowa Holdings Co. Ltd.	396,347	12,311
	Kose Corp.	295,546	12,265
	GS Yuasa Corp.	763,595	12,235
	OBIC Business Consultants Co. Ltd.	249,956	12,196
	Kanematsu Corp.	720,506	12,170
	SHO-BOND Holdings Co. Ltd.	373,734	11,946
	Inaba Denki Sangyo Co. Ltd.	465,708	11,868
	Tokuyama Corp.	630,129	11,817
	Relo Group Inc.	946,981	11,786
	Calbee Inc.	631,421	11,774
	Frontier Real Estate Investment Corp.	22,312	11,764
	Nippon Shokubai Co. Ltd.	1,003,592	11,689
	Pigeon Corp.	950,182	11,676
	Daiwabo Holdings Co. Ltd.	685,831	11,637
*	Sharp Corp.	1,840,194	11,633
	Nippon Shinyaku Co. Ltd.	451,612	11,522
	San-In Godo Bank Ltd.	1,310,412	11,472
	Jeol Ltd.	369,736	11,456
	MEITEC Group Holdings Inc.	586,449	11,449
*	PeptiDream Inc.	779,743	11,412
	Takara Holdings Inc.	1,489,496	11,400
	Resorttrust Inc.	1,160,240	11,329
[1]	Yoshinoya Holdings Co. Ltd.	557,451	11,217
[1]	K's Holdings Corp.	1,224,443	11,140
	Rakus Co. Ltd.	825,965	11,135
[1]	NTT UD REIT Investment Corp.	12,534	11,104
*	SHIFT Inc.	1,427,390	11,097
	Modec Inc.	398,817	11,071
	Suruga Bank Ltd.	1,223,804	11,056
	Comforia Residential REIT Inc.	6,249	10,999
	Senko Group Holdings Co. Ltd.	1,088,065	10,965
	Nojima Corp.	643,884	10,890
	Workman Co. Ltd.	390,000	10,886
	Tokai Carbon Co. Ltd.	1,695,714	10,812
	Penta-Ocean Construction Co. Ltd.	2,265,951	10,808
[1]	Citizen Watch Co. Ltd.	1,805,517	10,804
	Denka Co. Ltd.	755,597	10,803

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Takeuchi Manufacturing Co. Ltd.	314,398	10,802
	Seven Bank Ltd.	5,731,223	10,759
	Daido Steel Co. Ltd.	1,346,055	10,738
	Hanwa Co. Ltd.	326,722	10,708
	Morinaga & Co. Ltd.	638,804	10,681
	JVCKenwood Corp.	1,261,473	10,636
	Fuji Corp.	754,100	10,623
	Mirait One Corp.	724,772	10,574
*	Money Forward Inc.	390,923	10,514
	Kusuri no Aoki Holdings Co. Ltd.	463,706	10,494
	Hulic REIT Inc.	10,974	10,489
	Aica Kogyo Co. Ltd.	476,175	10,483
	Kaneka Corp.	409,944	10,468
	Shikoku Electric Power Co. Inc.	1,349,023	10,434
	Ito En Ltd.	487,512	10,396
	Round One Corp.	1,577,841	10,376
[1]	Colowide Co. Ltd.	904,744	10,365
	SWCC Corp.	245,551	10,289
	Anritsu Corp.	1,137,528	10,280
*	Visional Inc.	202,927	10,246
	SKY Perfect JSAT Holdings Inc.	1,291,576	10,240
	Rengo Co. Ltd.	1,926,470	10,225
[1]	Toridoll Holdings Corp.	375,776	10,189
	Toyoda Gosei Co. Ltd.	561,174	10,149
	Meidensha Corp.	347,039	10,122
[1]	Daiwa Securities Living Investments Corp.	16,934	10,028
[1]	SBI Sumishin Net Bank Ltd.	363,800	10,005
	GMO internet group Inc.	486,056	10,002
	Sotetsu Holdings Inc.	681,525	9,982
	Organo Corp.	231,288	9,953
	Mitsui-Soko Holdings Co. Ltd.	186,567	9,934
	Osaka Soda Co. Ltd.	904,765	9,881
	Toei Co. Ltd.	288,730	9,792
	OKUMA Corp.	425,602	9,791
	Mitsubishi Estate Logistics REIT Investment Corp.	12,765	9,787
	DCM Holdings Co. Ltd.	1,047,939	9,744
[1]	Hokuetsu Corp.	1,177,654	9,669
	Juroku Financial Group Inc.	296,994	9,669
	Sanki Engineering Co. Ltd.	424,166	9,609
	Tsubakimoto Chain Co.	771,258	9,560
	Japan Petroleum Exploration Co. Ltd.	1,225,825	9,548
	Japan Elevator Service Holdings Co. Ltd.	519,157	9,548
	Sangetsu Corp.	489,041	9,489
	Kaken Pharmaceutical Co. Ltd.	316,006	9,474
	Hyakugo Bank Ltd.	1,902,274	9,454
	Tokyu REIT Inc.	8,072	9,360
	Taiyo Holdings Co. Ltd.	288,459	9,326
[1]	Nipro Corp.	1,025,633	9,310
[1]	Nihon M&A Center Holdings Inc.	2,391,984	9,271
	Sumitomo Warehouse Co. Ltd.	498,458	9,207
	Mizuho Leasing Co. Ltd.	1,315,400	9,188
	Ship Healthcare Holdings Inc.	681,145	9,116
[1]	Nippon Television Holdings Inc.	443,000	9,099
	Mori Trust REIT Inc.	21,868	9,084
	Toei Animation Co. Ltd.	434,900	9,065
	Daiwa Office Investment Corp.	4,596	9,042
	Fujitsu General Ltd.	487,701	9,020
	Japan Excellent Inc.	10,549	8,986
	Harmonic Drive Systems Inc.	421,808	8,976
	Ushio Inc.	722,580	8,964
	AEON Financial Service Co. Ltd.	999,649	8,898
[1]	Mitsui E&S Co. Ltd.	798,269	8,896
	Kanadevia Corp.	1,443,845	8,893
	Yodogawa Steel Works Ltd.	237,871	8,874
*	Sansan Inc.	681,695	8,810
	NIPPON REIT Investment Corp.	15,933	8,804
[1]	Kyoritsu Maintenance Co. Ltd.	420,388	8,779
	Tokyo Kiraboshi Financial Group Inc.	222,840	8,778
	DTS Corp.	327,402	8,768
	Yonex Co. Ltd.	547,059	8,741

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Sanken Electric Co. Ltd.	190,738	8,709
	Sinfonia Technology Co. Ltd.	214,975	8,695
	Okumura Corp.	305,677	8,689
	Daiseki Co. Ltd.	346,139	8,675
	Nakanishi Inc.	599,402	8,618
	Max Co. Ltd.	300,084	8,529
	Duskin Co. Ltd.	350,794	8,521
	Inabata & Co. Ltd.	401,135	8,506
	Pilot Corp.	306,224	8,497
	Acom Co. Ltd.	3,311,425	8,475
	Nippon Soda Co. Ltd.	432,150	8,397
	Mizuno Corp.	479,883	8,344
	North Pacific Bank Ltd.	2,371,642	8,296
[1]	H.U. Group Holdings Inc.	448,153	8,225
	Dentsu Soken Inc.	201,590	8,212
	ARE Holdings Inc.	619,026	8,205
	Hokuriku Electric Power Co.	1,472,713	8,194
	Arcs Co. Ltd.	422,168	8,189
	Kiyo Bank Ltd.	527,227	8,181
[1]	Mitsubishi Logisnext Co. Ltd.	571,213	8,176
	EDION Corp.	652,468	8,174
	Digital Garage Inc.	263,852	8,159
	Rorze Corp.	852,720	8,144
[1]	TBS Holdings Inc.	282,362	8,144
	Japan Securities Finance Co. Ltd.	673,138	8,088
	Simplex Holdings Inc.	428,505	8,067
	Ain Holdings Inc.	239,065	8,063
	Toagosei Co. Ltd.	851,196	8,050
	Fuji Oil Holdings Inc.	392,865	8,049
	Okamura Corp.	608,639	8,025
	Kissei Pharmaceutical Co. Ltd.	309,458	7,988
	Nishi-Nippon Railroad Co. Ltd.	555,860	7,987
	Toyota Boshoku Corp.	598,795	7,985
	Meiko Electronics Co. Ltd.	172,005	7,961
	As One Corp.	510,506	7,925
[1]	Hokkaido Electric Power Co. Inc.	1,544,636	7,864
	Leopalace21 Corp.	2,000,140	7,831
	Aichi Financial Group Inc.	405,785	7,806
	Star Asia Investment Corp.	21,672	7,805
	Daiichikosho Co. Ltd.	673,486	7,763
	UACJ Corp.	241,798	7,731
	Taikisha Ltd.	502,648	7,709
	Financial Partners Group Co. Ltd.	497,008	7,693
	TS Tech Co. Ltd.	680,090	7,666
	Heiwa Real Estate REIT Inc.	9,065	7,655
	GungHo Online Entertainment Inc.	390,618	7,638
	Seiko Group Corp.	274,365	7,637
[1]	Create Restaurants Holdings Inc.	874,418	7,635
	Nishimatsu Construction Co. Ltd.	236,998	7,634
	Starts Corp. Inc.	290,037	7,624
	Kumagai Gumi Co. Ltd.	281,350	7,595
	Paramount Bed Holdings Co. Ltd.	453,238	7,540
	Monogatari Corp.	332,562	7,529
	Lintec Corp.	406,112	7,526
*	Metaplanet Inc.	2,645,000	7,468
	PAL GROUP Holdings Co. Ltd.	368,180	7,461
	Okasan Securities Group Inc.	1,668,248	7,444
[1]	Sun Corp.	151,200	7,349
	Exedy Corp.	248,960	7,312
	Glory Ltd.	414,072	7,295
	Hokkoku Financial Holdings Inc.	184,053	7,292
	Monex Group Inc.	1,523,441	7,286
	Fukuoka REIT Corp.	7,360	7,281
	Heiwa Real Estate Co. Ltd.	231,205	7,276
	Daihen Corp.	168,834	7,243
[1]	Ferrotec Holdings Corp.	401,542	7,236
	FP Corp.	383,238	7,220
	Namura Shipbuilding Co. Ltd.	465,000	7,216
	Tokyo Steel Manufacturing Co. Ltd.	680,115	7,216
*	Sumitomo Pharma Co. Ltd.	1,467,101	7,198

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Tadano Ltd.	995,167	7,177
	Izumi Co. Ltd.	338,781	7,157
	Seria Co. Ltd.	430,552	7,146
	Takuma Co. Ltd.	578,039	7,114
	Shochiku Co. Ltd.	85,814	7,056
	Heiwa Corp.	449,518	7,051
	CKD Corp.	511,452	7,008
	Kato Sangyo Co. Ltd.	211,821	6,989
	Kureha Corp.	374,512	6,903
	Sumitomo Osaka Cement Co. Ltd.	285,562	6,889
	OSG Corp.	627,789	6,861
	Senshu Ikeda Holdings Inc.	2,330,668	6,844
	Nisshinbo Holdings Inc.	1,114,091	6,806
	Toyo Ink SC Holdings Co. Ltd.	328,015	6,791
	Hoshino Resorts REIT Inc.	5,012	6,781
	Justsystems Corp.	298,860	6,746
	Micronics Japan Co. Ltd.	282,605	6,727
	Nihon Parkerizing Co. Ltd.	840,726	6,684
	Global One Real Estate Investment Corp.	8,765	6,671
*	Hino Motors Ltd.	2,346,807	6,623
	PALTAC Corp.	247,319	6,589
	TOKAI Holdings Corp.	995,287	6,536
	Seiren Co. Ltd.	396,769	6,508
	KYB Corp.	329,332	6,492
	Maruha Nichiro Corp.	297,288	6,481
	Mixi Inc.	291,883	6,468
	Tamron Co. Ltd.	277,082	6,460
	Appier Group Inc.	713,600	6,458
	Musashi Seimitsu Industry Co. Ltd.	384,467	6,439
	Nitto Boseki Co. Ltd.	226,623	6,423
	TKC Corp.	248,812	6,414
	Joyful Honda Co. Ltd.	478,749	6,409
	C Uyemura & Co. Ltd.	94,700	6,388
	Saizeriya Co. Ltd.	222,227	6,379
	Fujimi Inc.	502,105	6,376
	Fuji Media Holdings Inc.	371,733	6,363
	Ariake Japan Co. Ltd.	153,530	6,348
	Nanto Bank Ltd.	238,331	6,342
	San-A Co. Ltd.	301,270	6,334
[1]	Towa Corp.	621,845	6,289
	Itoham Yonekyu Holdings Inc.	224,302	6,269
	Open Up Group Inc.	494,646	6,259
	Nippn Corp.	431,919	6,257
	FCC Co. Ltd.	298,947	6,247
	Bank of Nagoya Ltd.	117,344	6,241
	Valor Holdings Co. Ltd.	389,835	6,223
	Nisshin Oillio Group Ltd.	192,873	6,215
	Bunka Shutter Co. Ltd.	490,578	6,169
	Fuji Seal International Inc.	351,430	6,163
	Megmilk Snow Brand Co. Ltd.	359,294	6,148
	Tokai Tokyo Financial Holdings Inc.	1,878,804	6,140
	JAFCO Group Co. Ltd.	436,613	6,078
	Fukuyama Transporting Co. Ltd.	248,031	6,007
	Tokai Rika Co. Ltd.	400,841	6,002
	Royal Holdings Co. Ltd.	351,280	5,993
	Mitsubishi Pencil Co. Ltd.	352,376	5,978
	Musashino Bank Ltd.	271,463	5,973
[1]	NTN Corp.	3,660,739	5,968
	Ohsho Food Service Corp.	274,364	5,898
	JINS Holdings Inc.	126,934	5,892
	Aiful Corp.	2,525,247	5,884
	Raito Kogyo Co. Ltd.	349,405	5,781
	Jaccs Co. Ltd.	219,823	5,773
	Yellow Hat Ltd.	625,266	5,772
[1]	Anycolor Inc.	266,400	5,759
	Dai-Dan Co. Ltd.	230,892	5,757
	Aeon Delight Co. Ltd.	158,762	5,726
	Kanamoto Co. Ltd.	262,537	5,701
[1]	Hankyu Hanshin REIT Inc.	5,706	5,678
	Arata Corp.	269,886	5,667

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Sakata Seed Corp.	251,593	5,666
	Pola Orbis Holdings Inc.	662,787	5,638
	Katitas Co. Ltd.	424,963	5,630
	Awa Bank Ltd.	291,699	5,620
	Maruzen Showa Unyu Co. Ltd.	139,446	5,611
	TOMONY Holdings Inc.	1,547,704	5,608
	Noritsu Koki Co. Ltd.	176,679	5,597
	ARCLANDS Corp.	500,313	5,537
[1]	Nippon Paper Industries Co. Ltd.	821,247	5,520
	Token Corp.	63,656	5,514
	Systena Corp.	2,240,398	5,429
	Daiei Kankyo Co. Ltd.	284,800	5,423
	San-Ai Obbli Co. Ltd.	469,687	5,415
	Toyo Construction Co. Ltd.	611,740	5,398
	Okinawa Cellular Telephone Co.	188,163	5,367
	Funai Soken Holdings Inc.	347,432	5,361
	Kaga Electronics Co. Ltd.	294,614	5,311
	CRE Logistics REIT Inc.	5,477	5,311
	Chugoku Marine Paints Ltd.	370,474	5,269
	Takasago International Corp.	123,491	5,268
	KOMEDA Holdings Co. Ltd.	274,106	5,253
	Ogaki Kyoritsu Bank Ltd.	328,340	5,252
	Nippon Light Metal Holdings Co. Ltd.	511,298	5,208
	KH Neochem Co. Ltd.	308,545	5,206
[1]	MOS Food Services Inc.	212,769	5,203
	Keiyo Bank Ltd.	861,078	5,200
[1]	Sakura Internet Inc.	208,200	5,196
	Hosiden Corp.	387,490	5,169
	Autobacs Seven Co. Ltd.	511,663	5,158
	Maeda Kosen Co. Ltd.	402,754	5,139
	Tocalo Co. Ltd.	459,103	5,127
	Kohnan Shoji Co. Ltd.	204,547	5,123
	Riken Keiki Co. Ltd.	295,518	5,099
	Hyakujushi Bank Ltd.	214,398	5,029
	Komeri Co. Ltd.	253,703	5,021
	Nishimatsuya Chain Co. Ltd.	376,475	5,020
	Toyobo Co. Ltd.	784,115	4,946
	Kitz Corp.	633,561	4,937
	Totetsu Kogyo Co. Ltd.	240,939	4,930
	MCJ Co. Ltd.	542,026	4,930
	Aoyama Trading Co. Ltd.	361,972	4,929
	Shoei Co. Ltd.	432,272	4,920
	Japan Aviation Electronics Industry Ltd.	279,366	4,896
	Sanyo Denki Co. Ltd.	77,696	4,886
	Ichigo Office REIT Investment Corp.	8,624	4,884
	Hamakyorex Co. Ltd.	564,636	4,860
	U-Next Holdings Co. Ltd.	411,632	4,856
	Oki Electric Industry Co. Ltd.	734,697	4,853
	Heiwado Co. Ltd.	285,592	4,846
	Japan Wool Textile Co. Ltd.	464,927	4,832
	Fuji Kyuko Co. Ltd.	319,558	4,803
	Noritake Co. Ltd.	204,096	4,803
	Nichiha Corp.	240,943	4,800
	Toa Corp.	550,064	4,796
	ZERIA Pharmaceutical Co. Ltd.	315,818	4,779
	JMDC Inc.	257,000	4,765
	Chudenko Corp.	214,846	4,754
	Iino Kaiun Kaisha Ltd.	711,379	4,753
	Shibaura Machine Co. Ltd.	196,648	4,743
[1]	Aichi Steel Corp.	100,485	4,724
	Hogy Medical Co. Ltd.	145,908	4,686
	Maxell Ltd.	382,991	4,685
	Mitsubishi Shokuhin Co. Ltd.	141,812	4,659
	Mitsui High-Tec Inc.	996,575	4,649
	Mani Inc.	529,892	4,645
[1]	Mirai Corp.	16,333	4,635
	Sakata INX Corp.	359,648	4,630
	Earth Corp.	133,635	4,626
	Nitto Kogyo Corp.	222,201	4,624
	Yamazen Corp.	522,444	4,615

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Morita Holdings Corp.	329,246	4,593
[1]	Kasumigaseki Capital Co. Ltd.	53,300	4,593
	Kurabo Industries Ltd.	114,838	4,591
	Argo Graphics Inc.	131,201	4,567
	Nittetsu Mining Co. Ltd.	103,376	4,562
	Ai Holdings Corp.	326,882	4,539
	Zuken Inc.	142,966	4,530
	Kumiai Chemical Industry Co. Ltd.	816,816	4,529
	Eizo Corp.	324,054	4,513
	Wacom Co. Ltd.	1,173,835	4,499
	Gunze Ltd.	254,212	4,478
	Matsui Securities Co. Ltd.	876,772	4,476
	Japan Lifeline Co. Ltd.	436,719	4,462
	YAMABIKO Corp.	278,554	4,462
	Takara Leben Real Estate Investment Corp.	7,756	4,454
	Adastria Co. Ltd.	233,197	4,449
	Mitsuuroko Group Holdings Co. Ltd.	369,114	4,436
	Trusco Nakayama Corp.	333,584	4,436
	Ichigo Inc.	1,712,016	4,429
	Transcosmos Inc.	207,061	4,414
	Toho Bank Ltd.	1,838,582	4,403
	Takara Standard Co. Ltd.	372,437	4,388
	Mitsuboshi Belting Ltd.	175,161	4,387
	Topre Corp.	346,608	4,383
	SMS Co. Ltd.	581,389	4,379
	SOSiLA Logistics REIT Inc.	6,041	4,374
	Fukuda Denshi Co. Ltd.	101,982	4,360
	Konoike Transport Co. Ltd.	241,660	4,350
	Happinet Corp.	125,420	4,323
	Life Corp.	334,204	4,320
	Ichibanya Co. Ltd.	699,130	4,319
[1]	Ricoh Leasing Co. Ltd.	116,853	4,296
	Nichicon Corp.	521,815	4,279
	Create SD Holdings Co. Ltd.	219,204	4,257
	Zacros Corp.	156,220	4,256
	Yokogawa Bridge Holdings Corp.	252,971	4,254
	Nomura Co. Ltd.	698,757	4,253
	Fukushima Galilei Co. Ltd.	229,986	4,241
	Hiday Hidaka Corp.	229,585	4,233
*	Nxera Pharma Co. Ltd.	693,000	4,215
	Fujita Kanko Inc.	64,327	4,195
	Nikkiso Co. Ltd.	485,286	4,157
	Shinmaywa Industries Ltd.	439,511	4,155
	Infomart Corp.	1,744,712	4,155
	Itochu Enex Co. Ltd.	387,374	4,153
*,1	Atom Corp.	987,140	4,151
	Mochida Pharmaceutical Co. Ltd.	193,862	4,132
[1]	Nomura Micro Science Co. Ltd.	255,500	4,129
	Premium Group Co. Ltd.	295,000	4,125
	Fuji Co. Ltd.	283,518	4,115
	JCU Corp.	188,436	4,091
	Central Glass Co. Ltd.	188,290	4,088
	Nippon Densetsu Kogyo Co. Ltd.	290,455	4,085
	Konishi Co. Ltd.	517,588	4,074
	Dip Corp.	271,489	4,070
[1]	Nagawa Co. Ltd.	101,253	4,068
	Japan Material Co. Ltd.	494,988	4,060
	Taihei Dengyo Kaisha Ltd.	126,640	4,057
	Towa Pharmaceutical Co. Ltd.	225,462	4,054
	Central Automotive Products Ltd.	358,641	4,051
	Eiken Chemical Co. Ltd.	265,334	4,031
	Zojirushi Corp.	401,453	4,023
	Cybozu Inc.	213,632	4,018
	Wakita & Co. Ltd.	346,068	4,008
	Nitta Corp.	159,700	4,006
	Kyokuto Kaihatsu Kogyo Co. Ltd.	251,067	3,992
*	Medley Inc.	197,000	3,989
	Itoki Corp.	362,000	3,983
	Okamoto Industries Inc.	117,578	3,978
	United Super Markets Holdings Inc.	720,148	3,964

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Piolax Inc.	247,481	3,956
	Yuasa Trading Co. Ltd.	129,911	3,950
	Tsugami Corp.	321,207	3,942
	Uchida Yoko Co. Ltd.	76,365	3,930
	Sumitomo Densetsu Co. Ltd.	119,958	3,920
	Elecom Co. Ltd.	354,348	3,918
	Tri Chemical Laboratories Inc.	224,759	3,905
	Nohmi Bosai Ltd.	182,281	3,899
	Daio Paper Corp.	708,827	3,897
	Mitani Sekisan Co. Ltd.	90,137	3,891
	Shibuya Corp.	180,121	3,881
	Aisan Industry Co. Ltd.	274,383	3,871
	Tonami Holdings Co. Ltd.	56,774	3,871
	TRE Holdings Corp.	357,181	3,869
	Tosei Corp.	238,702	3,841
	Furukawa Co. Ltd.	272,316	3,835
	Nishio Holdings Co. Ltd.	135,985	3,819
	TSI Holdings Co. Ltd.	512,149	3,812
[1]	AZ-COM MARUWA Holdings Inc.	460,682	3,808
[1]	Tsuburaya Fields Holdings Inc.	325,258	3,805
	Fuso Chemical Co. Ltd.	163,274	3,775
	Pacific Industrial Co. Ltd.	407,841	3,774
	Showa Sangyo Co. Ltd.	198,457	3,759
	Future Corp.	322,376	3,742
	Prima Meat Packers Ltd.	250,379	3,716
	Doutor Nichires Holdings Co. Ltd.	227,476	3,690
	Sanyo Special Steel Co. Ltd.	201,483	3,689
	SIGMAXYZ Holdings Inc.	582,184	3,684
	Sumitomo Riko Co. Ltd.	314,709	3,682
	Tsukishima Holdings Co. Ltd.	320,806	3,682
	Noevir Holdings Co. Ltd.	128,784	3,681
	Menicon Co. Ltd.	439,877	3,678
	Tsurumi Manufacturing Co. Ltd.	175,346	3,662
	IDOM Inc.	454,395	3,656
[1]	Shibaura Mechatronics Corp.	76,200	3,647
	Yurtec Corp.	319,457	3,644
	Nissan Shatai Co. Ltd.	523,941	3,631
	Star Micronics Co. Ltd.	279,020	3,627
	Furuno Electric Co. Ltd.	209,338	3,623
	WingArc1st Inc.	156,648	3,610
	Digital Arts Inc.	80,185	3,604
	Belc Co. Ltd.	79,202	3,602
	Toshiba TEC Corp.	200,088	3,598
	Megachips Corp.	121,865	3,594
	First Bank of Toyama Ltd.	463,707	3,594
	Idec Corp.	218,171	3,568
	Hioki EE Corp.	75,612	3,563
[1]	Kura Sushi Inc.	168,530	3,557
[1]	Sinko Industries Ltd.	438,414	3,545
	Tokyotokeiba Co. Ltd.	120,882	3,543
[1]	Kosaido Holdings Co. Ltd.	1,005,500	3,538
	Sumitomo Mitsui Construction Co. Ltd.	1,255,816	3,517
	Daiichi Jitsugyo Co. Ltd.	238,969	3,501
	Japan Investment Adviser Co. Ltd.	281,700	3,480
	Noritz Corp.	293,990	3,463
	Yamanashi Chuo Bank Ltd.	237,027	3,458
	One REIT Inc.	2,127	3,454
	Onward Holdings Co. Ltd.	952,070	3,452
	Shikoku Kasei Holdings Corp.	279,515	3,450
	Computer Engineering & Consulting Ltd.	221,104	3,446
	JBCC Holdings Inc.	466,800	3,446
	Ryobi Ltd.	229,011	3,440
	Oiles Corp.	227,466	3,438
	TPR Co. Ltd.	220,475	3,438
	HIS Co. Ltd.	357,744	3,420
	Ishihara Sangyo Kaisha Ltd.	285,297	3,418
	T Hasegawa Co. Ltd.	180,526	3,408
	Chiba Kogyo Bank Ltd.	388,400	3,400
	Hibiya Engineering Ltd.	161,952	3,393
	Nachi-Fujikoshi Corp.	147,826	3,392

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	ASKUL Corp.	332,102	3,385
	Nichiden Corp.	174,083	3,374
	Totech Corp.	204,200	3,342
	Kyorin Pharmaceutical Co. Ltd.	331,606	3,337
[1]	Ringer Hut Co. Ltd.	215,641	3,313
[1]	Npr Riken Corp.	197,326	3,306
	Torii Pharmaceutical Co. Ltd.	107,384	3,304
	Toyo Tanso Co. Ltd.	125,278	3,304
	Optorun Co. Ltd.	321,805	3,302
	Prestige International Inc.	745,011	3,299
	BML Inc.	162,730	3,288
	Shin Nippon Air Technologies Co. Ltd.	278,606	3,278
	Mitsui DM Sugar Holdings Co. Ltd.	144,784	3,268
	Broadleaf Co. Ltd.	707,928	3,263
	Optex Group Co. Ltd.	278,787	3,256
	Nextage Co. Ltd.	319,583	3,239
	UT Group Co. Ltd.	232,966	3,218
	eGuarantee Inc.	273,775	3,213
	Oita Bank Ltd.	137,222	3,211
	Milbon Co. Ltd.	160,719	3,209
	Nichireki Group Co. Ltd.	219,102	3,203
	Oyo Corp.	171,303	3,181
	Hosokawa Micron Corp.	115,786	3,161
	San ju San Financial Group Inc.	198,247	3,159
	Senshu Electric Co. Ltd.	108,818	3,159
	United Arrows Ltd.	222,636	3,151
	S&B Foods Inc.	176,600	3,149
	Nippon Seiki Co. Ltd.	404,250	3,147
	Sekisui Jushi Corp.	244,323	3,130
	Tokyu Construction Co. Ltd.	583,566	3,123
	Tenma Corp.	129,861	3,113
*,1	euglena Co. Ltd.	915,825	3,099
[1]	Shoei Foods Corp.	112,264	3,095
	Sinanen Holdings Co. Ltd.	77,206	3,088
	Teikoku Sen-I Co. Ltd.	179,431	3,088
	Sun Frontier Fudousan Co. Ltd.	234,357	3,077
	Shin-Etsu Polymer Co. Ltd.	305,125	3,075
	TV Asahi Holdings Corp.	180,203	3,072
[1]	Nippon Yakin Kogyo Co. Ltd.	109,837	3,071
[1]	Tokyo Electron Device Ltd.	152,867	3,064
	Nissha Co. Ltd.	333,832	3,057
	Shofu Inc.	214,164	3,044
	PILLAR Corp.	135,449	3,035
	Axial Retailing Inc.	467,176	3,012
	Marusan Securities Co. Ltd.	496,519	3,007
	Roland Corp.	118,718	2,993
*	Chiyoda Corp.	1,323,764	2,990
	Meisei Industrial Co. Ltd.	342,423	2,982
	Komori Corp.	361,750	2,971
	Mandom Corp.	335,641	2,960
	A&D HOLON Holdings Co. Ltd.	237,800	2,955
[1]	Change Holdings Inc.	349,089	2,948
	Retail Partners Co. Ltd.	324,635	2,934
	CTI Engineering Co. Ltd.	185,100	2,933
	Riso Kagaku Corp.	351,556	2,931
*,1	Remixpoint Inc.	1,040,638	2,928
[1]	Kameda Seika Co. Ltd.	112,230	2,926
	Tachi-S Co. Ltd.	253,532	2,919
	Lifedrink Co. Inc.	287,296	2,909
[1]	Yamae Group Holdings Co. Ltd.	181,100	2,901
	VT Holdings Co. Ltd.	867,477	2,896
	Nippon Signal Co. Ltd.	483,241	2,894
	TOA ROAD Corp.	299,960	2,883
[1]	Kisoji Co. Ltd.	201,819	2,879
	Vital KSK Holdings Inc.	339,715	2,865
	Eagle Industry Co. Ltd.	217,549	2,864
	Tokai Corp.	204,568	2,857
	Riken Vitamin Co. Ltd.	176,518	2,853
	Altech Corp.	164,300	2,843
	Pack Corp.	125,367	2,834

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Belluna Co. Ltd.	445,388	2,823
	Kamei Corp.	211,392	2,803
*,1	PKSHA Technology Inc.	141,166	2,803
	Nissin Corp.	87,854	2,797
	Raksul Inc.	412,192	2,797
	Sato Holdings Corp.	197,558	2,796
	Okinawa Financial Group Inc.	161,498	2,790
	Ryoyo Ryosan Holdings Inc.	170,285	2,788
	AOKI Holdings Inc.	319,725	2,787
	Fujibo Holdings Inc.	83,848	2,770
	Nagaileben Co. Ltd.	213,081	2,761
[1]	eRex Co. Ltd.	509,521	2,755
	DyDo Group Holdings Inc.	144,198	2,754
	SBS Holdings Inc.	145,393	2,754
	Koshidaka Holdings Co. Ltd.	387,616	2,750
	Genky DrugStores Co. Ltd.	144,520	2,735
	Goldcrest Co. Ltd.	131,653	2,734
	Miyazaki Bank Ltd.	122,329	2,729
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,729
	Alconix Corp.	262,629	2,724
	Futaba Industrial Co. Ltd.	517,028	2,707
	S Foods Inc.	162,788	2,704
[1]	Iriso Electronics Co. Ltd.	154,633	2,694
	Katakura Industries Co. Ltd.	181,710	2,694
	Akita Bank Ltd.	156,425	2,690
	TechMatrix Corp.	202,958	2,686
	Procrea Holdings Inc.	235,636	2,683
	Matsuyafoods Holdings Co. Ltd.	67,483	2,681
	Doshisha Co. Ltd.	183,236	2,678
	Takamatsu Construction Group Co. Ltd.	144,482	2,677
[1]	Tama Home Co. Ltd.	110,433	2,669
	en Japan Inc.	242,404	2,667
	Japan Pulp & Paper Co. Ltd.	660,630	2,666
	Valqua Ltd.	127,773	2,661
	World Co. Ltd.	153,047	2,661
	Bank of the Ryukyus Ltd.	343,205	2,660
	Bank of Iwate Ltd.	124,973	2,654
[1]	Osaka Organic Chemical Industry Ltd.	161,262	2,654
	Canon Electronics Inc.	158,603	2,644
	Sanyo Chemical Industries Ltd.	101,120	2,636
	JAC Recruitment Co. Ltd.	487,356	2,634
	METAWATER Co. Ltd.	203,235	2,616
	Mirai Industry Co. Ltd.	104,400	2,616
	Furuya Metal Co. Ltd.	145,200	2,606
	Asanuma Corp.	558,300	2,605
	Geo Holdings Corp.	213,248	2,602
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,601
	Tanseisha Co. Ltd.	343,079	2,593
	Joshin Denki Co. Ltd.	181,408	2,590
[1]	KeePer Technical Laboratory Co. Ltd.	102,133	2,582
	Orient Corp.	484,369	2,571
	Bando Chemical Industries Ltd.	232,285	2,569
	Aida Engineering Ltd.	427,940	2,564
	Japan Transcity Corp.	427,688	2,556
	MARUKA FURUSATO Corp.	160,479	2,555
	Proto Corp.	181,232	2,538
	Keihanshin Building Co. Ltd.	276,762	2,524
	Yamaichi Electronics Co. Ltd.	180,112	2,524
	Vision Inc.	312,607	2,521
	Avex Inc.	292,891	2,514
	Starzen Co. Ltd.	403,080	2,512
	Sala Corp.	434,300	2,512
	Daiwa Industries Ltd.	219,718	2,510
	Transaction Co. Ltd.	166,900	2,510
	Matsuya Co. Ltd.	350,647	2,508
	Nippon Carbon Co. Ltd.	89,788	2,506
	Press Kogyo Co. Ltd.	668,639	2,506
	Kyokuyo Co. Ltd.	90,016	2,496
	Hokuto Corp.	200,012	2,494
	Ehime Bank Ltd.	343,670	2,477

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	TDC Soft Inc.	289,125	2,475
	Kurimoto Ltd.	80,844	2,470
	Sakai Moving Service Co. Ltd.	147,712	2,468
	Mirarth Holdings Inc.	728,445	2,465
	Oriental Shiraishi Corp.	1,006,276	2,465
	Anest Iwata Corp.	320,965	2,462
	Shizuoka Gas Co. Ltd.	326,772	2,461
[1]	ASAHI YUKIZAI Corp.	100,987	2,453
[1]	Ise Chemicals Corp.	16,000	2,432
	Strike Co. Ltd.	120,506	2,424
	Kyoei Steel Ltd.	191,732	2,422
[1]	Aeon Hokkaido Corp.	426,122	2,417
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,412
	Hokuetsu Industries Co. Ltd.	188,600	2,410
	Torishima Pump Manufacturing Co. Ltd.	175,094	2,409
	Okinawa Electric Power Co. Inc.	393,563	2,408
	Tosei REIT Investment Corp.	2,757	2,406
	Sankei Real Estate Inc.	4,218	2,399
	SRA Holdings	81,723	2,382
	Matsuda Sangyo Co. Ltd.	102,237	2,380
[1]	Mars Group Holdings Corp.	112,496	2,377
[1]	Hakuto Co. Ltd.	86,157	2,374
	Pasona Group Inc.	164,092	2,371
	Starts Proceed Investment Corp.	2,064	2,370
[1]	Miyaji Engineering Group Inc.	197,680	2,370
	GREE Holdings Inc.	599,294	2,357
	Xebio Holdings Co. Ltd.	271,933	2,356
	Itochu-Shokuhin Co. Ltd.	46,513	2,349
	Seika Corp.	80,864	2,349
[1]	ES-Con Japan Ltd.	343,651	2,343
	Shinagawa Refractories Co. Ltd.	205,044	2,337
	Hirata Corp.	227,022	2,335
[1]	Yamagata Bank Ltd.	245,906	2,332
	Raiznext Corp.	229,200	2,324
	Tachibana Eletech Co. Ltd.	144,106	2,324
	RS Technologies Co. Ltd.	119,230	2,324
	Bell System24 Holdings Inc.	275,203	2,322
	Arisawa Manufacturing Co. Ltd.	249,600	2,317
[1]	Unipres Corp.	321,605	2,308
	Takara Bio Inc.	416,423	2,307
	Qol Holdings Co. Ltd.	190,071	2,307
	GLOBERIDE Inc.	179,031	2,302
	Krosaki Harima Corp.	133,060	2,297
	Onoken Co. Ltd.	226,459	2,296
	J Trust Co. Ltd.	782,285	2,293
	HI-LEX Corp.	216,191	2,289
	Weathernews Inc.	102,068	2,274
	Anicom Holdings Inc.	637,480	2,273
	ESPEC Corp.	141,872	2,266
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	112,140	2,260
	Saibu Gas Holdings Co. Ltd.	197,537	2,257
[1]	Sagami Holdings Corp.	204,167	2,253
	Shinnihon Corp.	214,048	2,253
	Samty Residential Investment Corp.	3,626	2,253
	m-up Holdings Inc.	191,300	2,252
	I'll Inc.	156,885	2,250
	Riken Technos Corp.	320,819	2,247
[1]	Key Coffee Inc.	164,519	2,244
	K&O Energy Group Inc.	111,952	2,243
	Shikoku Bank Ltd.	277,142	2,238
	JSB Co. Ltd.	102,000	2,233
	Halows Co. Ltd.	78,294	2,231
	Zenrin Co. Ltd.	313,363	2,231
	Kanto Denka Kogyo Co. Ltd.	381,372	2,230
	Sakai Chemical Industry Co. Ltd.	122,492	2,230
[1]	Toyo Gosei Co. Ltd.	62,194	2,229
	ESCON Japan REIT Investment Corp.	2,910	2,226
	Tamura Corp.	647,961	2,216
	Murakami Corp.	63,114	2,214
	Imperial Hotel Ltd.	371,100	2,211

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Rock Field Co. Ltd.	208,405	2,209
	Restar Corp.	142,327	2,186
	Nippon Ceramic Co. Ltd.	113,715	2,184
	NS United Kaiun Kaisha Ltd.	81,127	2,180
	JCR Pharmaceuticals Co. Ltd.	667,249	2,179
	Siix Corp.	297,474	2,173
	Nissei ASB Machine Co. Ltd.	65,120	2,173
	Yondenko Corp.	251,500	2,170
	Obara Group Inc.	98,792	2,165
	Denyo Co. Ltd.	131,817	2,162
	Health Care & Medical Investment Corp.	2,973	2,156
	Asahi Diamond Industrial Co. Ltd.	385,774	2,155
*	Nippon Sheet Glass Co. Ltd.	809,843	2,151
	Hochiki Corp.	126,876	2,147
	Sintokogio Ltd.	384,346	2,147
	Marudai Food Co. Ltd.	188,743	2,146
	Comture Corp.	193,049	2,144
	Curves Holdings Co. Ltd.	491,945	2,140
	Sumitomo Seika Chemicals Co. Ltd.	63,878	2,138
	France Bed Holdings Co. Ltd.	244,175	2,137
	Union Tool Co.	79,241	2,135
	gremz Inc.	134,955	2,131
*	RENOVA Inc.	501,579	2,128
[1]	JP-Holdings Inc.	466,003	2,124
[1]	Toho Titanium Co. Ltd.	280,844	2,120
	Avant Group Corp.	182,500	2,106
	Kawada Technologies Inc.	106,801	2,086
	Tochigi Bank Ltd.	976,933	2,080
	Daiki Aluminium Industry Co. Ltd.	311,480	2,074
	Tokushu Tokai Paper Co. Ltd.	88,206	2,069
	Ki-Star Real Estate Co. Ltd.	68,071	2,069
[1]	Septeni Holdings Co. Ltd.	852,200	2,065
	Sodick Co. Ltd.	356,787	2,061
	Topy Industries Ltd.	144,651	2,060
[1]	OSAKA Titanium Technologies Co. Ltd.	157,480	2,048
*,1	Oisix ra daichi Inc.	227,159	2,047
	Shibusawa Logistics Corp.	93,880	2,039
	Yondoshi Holdings Inc.	163,459	2,013
	M&A Capital Partners Co. Ltd.	107,370	2,012
	Yokorei Co. Ltd.	354,668	2,011
	J-Oil Mills Inc.	148,119	2,007
[1]	PHC Holdings Corp.	292,698	2,005
	Daikyonishikawa Corp.	498,688	2,001
	Sanyo Electric Railway Co. Ltd.	149,720	1,999
	Nippon Parking Development Co. Ltd.	1,251,031	1,995
	Fixstars Corp.	182,150	1,993
	Chofu Seisakusho Co. Ltd.	160,962	1,985
[1]	Aizawa Securities Group Co. Ltd.	199,407	1,985
	Daito Pharmaceutical Co. Ltd.	135,600	1,983
	G-Tekt Corp.	169,201	1,981
	Nittoku Co. Ltd.	138,900	1,970
	JDC Corp.	576,119	1,961
	Insource Co. Ltd.	361,780	1,961
	Miroku Jyoho Service Co. Ltd.	157,748	1,959
	Chubu Steel Plate Co. Ltd.	138,000	1,955
[1]	Seikitokyu Kogyo Co. Ltd.	192,800	1,955
	Cosel Co. Ltd.	275,965	1,954
	Chori Co. Ltd.	96,572	1,953
[1]	Genki Global Dining Concepts Corp.	85,440	1,946
	Iwaki Co. Ltd.	135,900	1,942
	Okura Industrial Co. Ltd.	74,297	1,932
[1]	Godo Steel Ltd.	74,351	1,927
	Alpen Co. Ltd.	120,891	1,926
	Mitsubishi Research Institute Inc.	60,779	1,913
	Chubu Shiryo Co. Ltd.	211,910	1,912
	Toenec Corp.	294,615	1,911
	Akatsuki Inc.	91,102	1,910
	Plus Alpha Consulting Co. Ltd.	205,253	1,904
	Fukui Bank Ltd.	156,095	1,888
	Mie Kotsu Group Holdings Inc.	558,537	1,880

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	West Holdings Corp.	177,600	1,872
[1]	Santec Holdings Corp.	56,493	1,871
	Koa Corp.	297,607	1,870
	Ines Corp.	168,450	1,867
	Fujicco Co. Ltd.	174,244	1,862
	BRONCO BILLY Co. Ltd.	73,362	1,862
	Toyo Corp.	201,849	1,861
	Fukuda Corp.	53,135	1,856
	Osaki Electric Co. Ltd.	342,330	1,849
[1]	Osaka Steel Co. Ltd.	96,726	1,849
	Daikokutenbussan Co. Ltd.	41,968	1,849
	JM Holdings Co. Ltd.	117,219	1,849
	giftee Inc.	186,530	1,848
	Hoosiers Holdings Co. Ltd.	250,637	1,841
*,1	M&A Research Institute Holdings Inc.	237,513	1,837
	Stella Chemifa Corp.	70,695	1,834
*	Istyle Inc.	601,967	1,831
	GMO Financial Holdings Inc.	353,600	1,819
*,1	Kappa Create Co. Ltd.	189,239	1,809
	Kyokuto Securities Co. Ltd.	184,559	1,806
	FULLCAST Holdings Co. Ltd.	170,318	1,797
[1]	SRE Holdings Corp.	86,464	1,788
	Yahagi Construction Co. Ltd.	207,929	1,786
	Aichi Corp.	208,984	1,773
	TOC Co. Ltd.	408,712	1,764
	Ryoden Corp.	104,476	1,760
	Nippon Road Co. Ltd.	138,460	1,754
	Shinwa Co. Ltd.	90,412	1,753
	Cawachi Ltd.	92,731	1,745
	Fudo Tetra Corp.	116,707	1,742
	Yokowo Co. Ltd.	189,524	1,741
	Okabe Co. Ltd.	303,587	1,738
	Seikagaku Corp.	350,434	1,732
	Sumida Corp.	266,273	1,730
	Software Service Inc.	22,100	1,727
	MEC Co. Ltd.	110,894	1,719
	Aiphone Co. Ltd.	97,945	1,705
	Mitsuba Corp.	308,825	1,705
	St. Marc Holdings Co. Ltd.	109,869	1,701
	Wellneo Sugar Co. Ltd.	108,947	1,700
	Fujio Food Group Inc.	216,873	1,697
[1]	Nafco Co. Ltd.	141,500	1,696
	Gakken Holdings Co. Ltd.	256,474	1,695
	EM Systems Co. Ltd.	317,049	1,685
	Enplas Corp.	57,290	1,683
	Chiyoda Co. Ltd.	229,835	1,681
	Carta Holdings Inc.	167,989	1,678
	Chuo Spring Co. Ltd.	147,180	1,660
	Softcreate Holdings Corp.	125,666	1,659
	Ichiyoshi Securities Co. Ltd.	327,046	1,657
	Gift Holdings Inc.	83,600	1,650
	Nihon Nohyaku Co. Ltd.	331,563	1,647
	Nippon Denko Co. Ltd.	873,427	1,641
[1]	Komehyo Holdings Co. Ltd.	85,700	1,641
	ST Corp.	166,618	1,637
	KPP Group Holdings Co. Ltd.	372,700	1,637
	Shin Nippon Biomedical Laboratories Ltd.	168,821	1,631
	Link & Motivation Inc.	463,359	1,627
	Moriroku Holdings Co. Ltd.	119,003	1,620
[1]	Pacific Metals Co. Ltd.	141,158	1,619
	LEC Inc.	202,390	1,613
	Chiyoda Integre Co. Ltd.	82,247	1,604
	Bank of Saga Ltd.	102,957	1,603
	Dai Nippon Toryo Co. Ltd.	203,805	1,594
	CMK Corp.	583,939	1,591
	Neturen Co. Ltd.	243,419	1,576
[1]	Okuwa Co. Ltd.	272,444	1,569
	Tekken Corp.	93,688	1,567
	NEC Capital Solutions Ltd.	61,730	1,565
	Base Co. Ltd.	76,706	1,564

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Sparx Group Co. Ltd.	156,087	1,563
	Hokkaido Gas Co. Ltd.	459,930	1,558
	Kyodo Printing Co. Ltd.	225,184	1,558
	Shinsho Corp.	121,416	1,558
	Shinko Shoji Co. Ltd.	256,046	1,545
[1]	FIDEA Holdings Co. Ltd.	151,155	1,545
	Daiho Corp.	325,825	1,540
[1]	Tohokushinsha Film Corp.	400,800	1,537
	Management Solutions Co. Ltd.	128,165	1,530
	Midac Holdings Co. Ltd.	109,956	1,527
	Nippon Fine Chemical Co. Ltd.	112,301	1,507
	Warabeya Nichiyo Holdings Co. Ltd.	104,496	1,505
	Nippon Thompson Co. Ltd.	461,492	1,504
	Rheon Automatic Machinery Co. Ltd.	177,542	1,502
	Feed One Co. Ltd.	252,035	1,473
	Shima Seiki Manufacturing Ltd.	239,707	1,460
	Komatsu Matere Co. Ltd.	275,864	1,452
	Koatsu Gas Kogyo Co. Ltd.	242,289	1,447
	Honeys Holdings Co. Ltd.	131,390	1,447
	Toyo Kanetsu KK	58,771	1,444
	Kintetsu Department Store Co. Ltd.	96,918	1,423
*	Miyakoshi Holdings Inc.	164,700	1,417
	Vector Inc.	207,090	1,403
	Icom Inc.	75,868	1,398
[1]	Daikoku Denki Co. Ltd.	77,900	1,370
	Kojima Co. Ltd.	189,255	1,369
	Fukui Computer Holdings Inc.	59,844	1,365
	JSP Corp.	98,524	1,356
[1]	Gamecard-Joyco Holdings Inc.	85,600	1,356
*	Net Protections Holdings Inc.	419,200	1,352
	Fujiya Co. Ltd.	84,299	1,347
	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,346
	Kenko Mayonnaise Co. Ltd.	107,401	1,338
	COLOPL Inc.	410,526	1,332
[1]	YA-MAN Ltd.	222,248	1,322
	Universal Entertainment Corp.	185,226	1,317
	MTI Ltd.	230,475	1,311
	Tayca Corp.	146,054	1,306
	Towa Bank Ltd.	314,177	1,299
	Yukiguni Maitake Co. Ltd.	172,369	1,298
	Alpha Systems Inc.	59,538	1,296
[1]	FP Partner Inc.	75,023	1,286
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,265
	Hisaka Works Ltd.	188,959	1,254
	CAC Holdings Corp.	89,813	1,246
	Futaba Corp.	345,911	1,242
	Tomoku Co. Ltd.	76,805	1,236
	Ministop Co. Ltd.	101,283	1,231
	Artnature Inc.	240,882	1,223
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,219
	ZIGExN Co. Ltd.	417,130	1,215
	Ichikoh Industries Ltd.	429,094	1,212
	Tokyo Energy & Systems Inc.	165,480	1,212
	Intage Holdings Inc.	107,076	1,203
	G-7 Holdings Inc.	134,959	1,197
*	Jamco Corp.	98,780	1,194
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,193
	Studio Alice Co. Ltd.	86,834	1,189
	Arakawa Chemical Industries Ltd.	160,249	1,182
	V Technology Co. Ltd.	75,853	1,179
	Achilles Corp.	124,746	1,179
[1]	Yamashin-Filter Corp.	300,744	1,175
	Central Security Patrols Co. Ltd.	62,215	1,171
	Fuji Pharma Co. Ltd.	129,413	1,166
	DKS Co. Ltd.	62,542	1,155
	Riso Kyoiku Co. Ltd.	644,822	1,136
	Taki Chemical Co. Ltd.	53,467	1,135
	Daido Metal Co. Ltd.	341,156	1,132
	Elan Corp.	233,686	1,129
	Pharma Foods International Co. Ltd.	188,050	1,128

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Kanaden Corp.	113,906	1,125
	Toa Corp. (XTKS)	181,291	1,125
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,124
	Takaoka Toko Co. Ltd.	79,640	1,122
	Maxvalu Tokai Co. Ltd.	55,665	1,118
	Hodogaya Chemical Co. Ltd.	105,436	1,107
	Nichiban Co. Ltd.	82,009	1,101
	Pronexus Inc.	131,344	1,100
	CTS Co. Ltd.	210,028	1,087
	Solasto Corp.	354,342	1,087
	WATAMI Co. Ltd.	154,758	1,084
	LITALICO Inc.	144,752	1,080
	Tv Tokyo Holdings Corp.	45,183	1,075
	Giken Ltd.	111,989	1,058
	Nippon Rietec Co. Ltd.	105,697	1,056
	Nitto Kohki Co. Ltd.	85,400	1,052
	YAKUODO Holdings Co. Ltd.	82,172	1,035
	S-Pool Inc.	507,425	1,029
[1]	Nihon Chouzai Co. Ltd.	102,730	1,026
*,1	Sourcenext Corp.	696,688	1,011
*,1	PIA Corp.	57,053	1,008
	Yorozu Corp.	148,414	1,007
	Amvis Holdings Inc.	324,015	994
	World Holdings Co. Ltd.	70,135	992
*	Nippon Chemi-Con Corp.	162,572	989
	FAN Communications Inc.	368,544	987
	Digital Holdings Inc.	99,939	982
*	Furukawa Battery Co. Ltd.	105,797	976
	Sankyo Seiko Co. Ltd.	236,436	975
*,1	TerraSky Co. Ltd.	70,246	968
[1]	Sumiseki Holdings Inc.	192,000	947
	Nihon Trim Co. Ltd.	36,619	946
	Tsubaki Nakashima Co. Ltd.	347,076	923
	Central Sports Co. Ltd.	57,829	921
	WDB Holdings Co. Ltd.	74,162	918
[1]	Oro Co. Ltd.	52,722	916
	Aeon Fantasy Co. Ltd.	52,673	909
	Advan Group Co. Ltd.	157,532	906
[1]	Inui Global Logistics Co. Ltd.	98,653	891
	Asahi Co. Ltd.	90,210	885
	Iseki & Co. Ltd.	121,629	882
*	Demae-Can Co. Ltd.	573,600	871
[1]	Inaba Seisakusho Co. Ltd.	77,413	870
	Tsutsumi Jewelry Co. Ltd.	56,370	849
	Fuso Pharmaceutical Industries Ltd.	51,742	848
	Hokkan Holdings Ltd.	76,229	847
	Marvelous Inc.	268,795	845
	BrainPad Inc.	121,830	845
	Sankyo Tateyama Inc.	205,761	839
	Ebase Co. Ltd.	228,612	833
	Amuse Inc.	75,394	818
[1]	Shindengen Electric Manufacturing Co. Ltd.	59,058	803
	Airport Facilities Co. Ltd.	195,162	800
	Melco Holdings Inc.	53,290	792
[1]	Nisso Holdings Co. Ltd.	157,507	792
[1]	Shimojima Co. Ltd.	94,172	787
	Nippon Sharyo Ltd.	56,431	769
*	Optim Corp.	175,693	768
	Sanoh Industrial Co. Ltd.	170,665	758
	Rokko Butter Co. Ltd.	90,786	741
	SBI ARUHI Corp.	126,295	716
*	Nippon Coke & Engineering Co. Ltd.	1,236,550	713
	Airtrip Corp.	108,109	709
	Sanshin Electronics Co. Ltd.	50,711	696
	Yushin Precision Equipment Co. Ltd.	156,000	668
	GMO GlobalSign Holdings KK	44,341	665
	Nakayama Steel Works Ltd.	133,863	664
*	KNT-CT Holdings Co. Ltd.	84,869	663
	Tokyo Individualized Educational Institute Inc.	282,737	652
	Gecoss Corp.	91,735	639

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	ValueCommerce Co. Ltd.	115,611	635
	Media Do Co. Ltd.	54,088	602
	Corona Corp.	97,486	601
[1]	Shimadaya Corp.	53,290	594
	Cleanup Corp.	133,388	585
	Ohara Inc.	80,397	572
	Kanamic Network Co. Ltd.	199,106	571
*,1	Japan Display Inc.	4,984,772	569
	Atrae Inc.	125,093	567
[1]	Kitanotatsujin Corp.	488,910	542
[1]	Daisyo Corp.	67,791	497
	LIFULL Co. Ltd.	478,903	496
	Tosho Co. Ltd.	121,563	490
	Taiho Kogyo Co. Ltd.	117,011	467
	Fibergate Inc.	69,541	424
[1]	CHIMNEY Co. Ltd.	51,504	418
	Tess Holdings Co. Ltd.	227,961	416
*,1	Open Door Inc.	94,896	387
	Takamiya Co. Ltd.	134,308	345
*	FDK Corp.	107,188	282
	Taisei Lamick Co. Ltd.	4,221	70
			43,205,961
Netherlands (3.3%)
	ASML Holding NV	3,409,781	2,256,501
	Prosus NV	11,131,956	517,181
	ING Groep NV	25,823,488	505,916
*,2	Adyen NV	262,959	403,062
	Wolters Kluwer NV	2,076,091	323,239
	Koninklijke Ahold Delhaize NV	7,865,521	293,817
	Heineken NV	2,420,305	197,352
	Universal Music Group NV	7,061,093	194,978
	ASM International NV	408,806	186,290
	Koninklijke Philips NV	6,997,760	178,150
	DSM-Firmenich AG	1,521,187	150,595
	Koninklijke KPN NV	33,292,607	141,016
	NN Group NV	2,352,709	130,918
	ArcelorMittal SA	4,257,320	122,979
	Akzo Nobel NV	1,501,419	92,466
[2]	ABN AMRO Bank NV	4,358,974	91,850
	Heineken Holding NV	1,145,650	82,915
	Aegon Ltd.	11,593,866	76,146
	ASR Nederland NV	1,295,168	74,456
	EXOR NV	813,070	73,837
	BE Semiconductor Industries NV	684,919	71,578
	IMCD NV	520,135	69,220
[1]	Randstad NV	929,686	38,644
*,2	CVC Capital Partners plc	1,856,396	36,828
*,2	Just Eat Takeaway.com NV	1,624,207	34,304
	Arcadis NV	641,929	32,772
*	InPost SA	2,107,029	30,923
	JDE Peet's NV	1,367,729	29,903
	Aalberts NV	845,618	28,832
	SBM Offshore NV	1,188,409	25,324
[2]	Signify NV	1,109,476	24,089
	Koninklijke Vopak NV	504,930	21,937
[2]	CTP NV	1,029,118	18,450
	Allfunds Group plc	2,888,870	16,627
	Fugro NV	978,675	14,129
	Van Lanschot Kempen NV	272,910	14,039
	TKH Group NV	349,145	13,737
	Koninklijke BAM Groep NV	2,369,287	13,267
	APERAM SA	373,938	12,184
	OCI NV	968,589	11,248
*,1	Galapagos NV	427,555	10,781
	Corbion NV	503,815	10,656
	Eurocommercial Properties NV	370,862	10,068
*,1,2	Basic-Fit NV	455,418	9,347
	Flow Traders Ltd.	291,064	8,601
*	Havas NV	5,768,626	8,218

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Wereldhave NV	301,350	5,217
	NSI NV	167,671	3,915
[1]	PostNL NV	3,104,156	3,346
	Sligro Food Group NV	252,914	2,880
*,1	TomTom NV	561,115	2,877
[1]	Brunel International NV	180,918	1,861
			6,729,466
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	5,060,692	96,580
	Auckland International Airport Ltd.	14,628,773	67,894
	Infratil Ltd.	8,489,699	50,092
	Contact Energy Ltd.	7,037,201	36,642
	Meridian Energy Ltd.	10,932,571	34,796
	EBOS Group Ltd.	1,379,805	29,914
	Mainfreight Ltd.	713,011	24,966
[1]	Mercury NZ Ltd.	6,144,658	19,598
	Spark New Zealand Ltd.	16,421,388	19,103
*	Fletcher Building Ltd.	9,371,765	17,490
	Summerset Group Holdings Ltd.	2,056,284	13,172
*	Ryman Healthcare Ltd.	6,946,161	10,905
	Goodman Property Trust	9,259,126	9,854
	Freightways Group Ltd.	1,480,520	8,799
	Precinct Properties Group	11,493,950	7,302
	Kiwi Property Group Ltd.	14,576,783	7,226
	Genesis Energy Ltd.	4,951,853	6,066
	Vector Ltd.	2,188,545	4,875
	Air New Zealand Ltd.	13,355,674	4,787
*	SKYCITY Entertainment Group Ltd.	6,649,841	4,762
	Argosy Property Ltd.	7,522,383	4,193
	Stride Property Group	4,684,592	2,987
	Scales Corp. Ltd.	910,440	2,216
*	Oceania Healthcare Ltd.	6,194,631	2,138
	SKY Network Television Ltd.	1,159,530	1,623
			487,980
Norway (0.7%)
	DNB Bank ASA	8,658,296	227,823
	Equinor ASA	7,197,595	190,079
	Kongsberg Gruppen ASA	650,672	95,398
	Telenor ASA	5,442,995	77,775
	Mowi ASA	3,890,936	72,128
	Norsk Hydro ASA	11,326,362	65,478
	Orkla ASA	5,868,236	64,354
	Aker BP ASA	2,692,860	63,845
	Storebrand ASA	3,722,137	47,212
	Yara International ASA	1,433,813	43,252
	Gjensidige Forsikring ASA	1,486,900	34,220
	SpareBank 1 Sor-Norge ASA	2,118,868	34,209
	Subsea 7 SA	2,055,075	32,859
	TOMRA Systems ASA	2,058,340	29,388
	Salmar ASA	563,308	27,082
	Var Energi ASA	7,795,442	25,073
	Bakkafrost P/F	451,713	21,293
*	Nordic Semiconductor ASA	1,666,750	20,266
	Schibsted ASA Class A	742,477	20,009
	Schibsted ASA Class B	746,314	19,409
	SpareBank 1 SMN	1,112,490	19,362
*	DOF Group ASA	2,162,643	19,237
[1]	Frontline plc	1,262,049	18,550
	Protector Forsikring ASA	568,057	18,345
	TGS ASA	1,712,463	16,243
*	BLUENORD ASA	235,364	14,258
	Borregaard ASA	872,355	14,205
	Veidekke ASA	941,909	13,156
	Aker ASA Class A	208,664	12,385
	Leroy Seafood Group ASA	2,464,072	11,538
[2]	Europris ASA	1,420,524	11,356
	Hafnia Ltd.	2,518,673	10,387
	DNO ASA	7,444,607	9,857
*	Cadeler A/S	1,862,394	9,106

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Atea ASA	732,829	9,014
	Golden Ocean Group Ltd.	1,061,470	8,536
[2]	BW LPG Ltd.	760,418	8,276
*,2	AutoStore Holdings Ltd.	9,349,143	8,241
*,2	Scatec ASA	1,080,636	8,133
	Hoegh Autoliners ASA	1,073,831	7,865
*,2	Crayon Group Holding ASA	701,402	7,524
	Austevoll Seafood ASA	778,671	7,290
	Aker Solutions ASA	2,264,673	7,280
*,2	Entra ASA	628,653	7,213
	Wallenius Wilhelmsen ASA	881,115	6,119
	FLEX LNG Ltd.	259,395	5,980
*,2	Elkem ASA	2,585,825	5,154
	MPC Container Ships ASA	3,232,589	4,905
	Stolt-Nielsen Ltd.	191,974	4,491
	Wilh Wilhelmsen Holding ASA Class A	112,973	4,129
	Bonheur ASA	176,353	3,901
*,1	NEL ASA	14,950,172	3,421
*	Hexagon Composites ASA	1,206,415	2,350
[1]	Grieg Seafood ASA	421,627	2,182
	BW Offshore Ltd.	780,323	2,161
*	BW Energy Ltd.	663,413	1,951
			1,535,253
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,500,649	146,454
	ORLEN SA	5,076,636	89,418
	Powszechny Zaklad Ubezpieczen SA	4,940,422	71,778
	Bank Polska Kasa Opieki SA	1,556,321	71,148
	LPP SA	11,255	51,356
*,2	Dino Polska SA	423,788	49,465
	Santander Bank Polska SA	338,922	48,804
*,2	Allegro.eu SA	4,960,965	40,245
	KGHM Polska Miedz SA	1,199,260	39,203
[1]	CD Projekt SA	657,743	36,145
*	CCC SA	446,720	27,142
	Alior Bank SA	811,068	25,167
*	mBank SA	112,744	23,696
*	Bank Millennium SA	5,316,770	19,457
	Asseco Poland SA	450,273	18,443
	Grupa Kety SA	84,043	18,010
	Budimex SA	113,686	16,696
*	PGE Polska Grupa Energetyczna SA	7,727,667	15,902
	KRUK SA	153,673	15,045
	Benefit Systems SA	20,054	14,938
	Orange Polska SA	5,752,025	13,032
*	Tauron Polska Energia SA	8,250,880	10,575
[2]	XTB SA	581,704	10,246
*	Enea SA	2,221,745	8,813
	Bank Handlowy w Warszawie SA	280,673	8,454
	Pepco Group NV	1,291,677	4,995
*	Cyfrowy Polsat SA	1,270,208	4,970
	Warsaw Stock Exchange	230,978	2,706
*,1	Jastrzebska Spolka Weglowa SA	434,382	2,561
*	Grupa Azoty SA	396,346	2,113
			906,977
Portugal (0.2%)
	EDP SA	26,473,953	89,172
	Galp Energia SGPS SA	3,729,156	65,335
	Jeronimo Martins SGPS SA	2,423,094	51,391
	Banco Comercial Portugues SA Class R	67,196,921	40,629
	EDP Renovaveis SA	2,654,145	22,113
	REN - Redes Energeticas Nacionais SGPS SA	3,349,799	9,942
	Sonae SGPS SA	7,985,113	9,179
	NOS SGPS SA	1,635,317	7,793
	CTT-Correios de Portugal SA	934,005	7,561
	Navigator Co. SA	1,851,360	6,557
	Altri SGPS SA	613,537	3,962
	Corticeira Amorim SGPS SA	449,157	3,891
[1]	Mota-Engil SGPS SA	739,143	2,727

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Semapa-Sociedade de Investimento e Gestao	129,788	2,144
			322,396
Singapore (1.2%)
	DBS Group Holdings Ltd.	17,706,051	608,049
	Oversea-Chinese Banking Corp. Ltd.	30,917,531	396,240
	United Overseas Bank Ltd.	10,654,049	300,620
	Singapore Telecommunications Ltd.	66,071,393	167,580
	CapitaLand Integrated Commercial Trust	47,947,957	74,509
	Singapore Exchange Ltd.	7,223,069	71,509
	Singapore Technologies Engineering Ltd.	13,420,980	67,402
	Keppel Ltd.	12,508,027	63,802
	CapitaLand Ascendas REIT	31,341,928	61,927
[1]	Singapore Airlines Ltd.	12,193,853	61,426
[1]	Wilmar International Ltd.	17,552,400	43,524
	Capitaland Investment Ltd.	20,240,273	40,936
	Sembcorp Industries Ltd.	7,979,813	37,345
	Mapletree Logistics Trust	29,840,802	29,001
	Genting Singapore Ltd.	50,854,328	28,219
*	Seatrium Ltd.	17,947,650	27,997
	Mapletree Industrial Trust	17,463,149	27,236
	Thai Beverage PCL	71,549,500	27,091
	Keppel DC REIT	14,598,119	23,255
	Venture Corp. Ltd.	2,331,936	21,388
	ComfortDelGro Corp. Ltd.	18,000,059	19,516
	UOL Group Ltd.	4,335,858	19,025
	Mapletree Pan Asia Commercial Trust	20,107,682	18,637
	SATS Ltd.	7,867,003	17,976
	Frasers Logistics & Commercial Trust	25,317,134	17,190
	NetLink NBN Trust	25,692,144	16,823
	Suntec REIT	18,661,581	16,329
	Frasers Centrepoint Trust	9,602,183	15,542
	City Developments Ltd.	4,026,289	14,976
	CapitaLand Ascott Trust	21,841,086	14,093
	Keppel REIT	20,689,772	13,204
	Parkway Life REIT	3,888,866	11,987
	Keppel Infrastructure Trust	37,550,281	11,871
	Jardine Cycle & Carriage Ltd.	588,818	11,557
	Golden Agri-Resources Ltd.	55,422,732	11,132
	ESR-REIT	58,309,257	10,368
	iFAST Corp. Ltd.	1,395,169	7,678
	Hutchison Port Holdings Trust	43,682,124	7,331
	Olam Group Ltd.	9,993,510	7,304
	Sheng Siong Group Ltd.	5,901,973	7,190
	PARAGON REIT	9,445,593	6,816
	Capitaland India Trust	8,763,694	6,283
	Lendlease Global Commercial REIT	16,023,467	6,057
	Singapore Post Ltd.	13,231,468	6,030
	Raffles Medical Group Ltd.	8,125,594	6,012
	First Resources Ltd.	4,452,132	5,777
	CapitaLand China Trust	10,009,548	5,228
	AIMS APAC REIT	5,408,413	5,113
	CDL Hospitality Trusts	7,686,512	4,676
	Starhill Global REIT	12,355,370	4,592
	Stoneweg European REIT	2,727,826	4,421
	StarHub Ltd.	4,993,774	4,387
	UMS Holdings Ltd.	5,320,692	4,377
	Digital Core REIT Management Pte. Ltd.	7,902,470	4,172
	OUE REIT	18,618,235	3,930
	Far East Hospitality Trust	8,755,159	3,675
	SIA Engineering Co. Ltd.	2,070,116	3,355
	Riverstone Holdings Ltd.	4,845,573	3,347
	AEM Holdings Ltd.	2,463,504	2,390
	First REIT	10,309,716	2,033
	Bumitama Agri Ltd.	2,741,008	1,804
*	Keppel Pacific Oak US REIT	7,131,557	1,449
	Prime US REIT	8,585,991	1,266
*	Manulife US REIT	13,166,219	940
*	COSCO Shipping International Singapore Co. Ltd.	7,470,216	743
	Nanofilm Technologies International Ltd.	1,506,479	725

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,1,3	Ezra Holdings Ltd.	4,475,766	—
*,3	Eagle Hospitality Trust	4,532,200	—
			2,548,383
South Korea (3.6%)
	Samsung Electronics Co. Ltd. (XKRX)	41,883,928	1,660,508
	SK Hynix Inc.	4,739,241	631,769
	Hyundai Motor Co.	1,211,172	163,593
	KB Financial Group Inc.	2,921,623	158,363
	NAVER Corp.	1,191,972	155,771
[1]	Celltrion Inc.	1,334,387	154,142
	Kia Corp.	2,179,087	137,824
	Shinhan Financial Group Co. Ltd.	4,202,179	134,482
	POSCO Holdings Inc.	655,086	124,930
	Hanwha Aerospace Co. Ltd.	272,500	117,089
*,2	Samsung Biologics Co. Ltd.	155,087	107,632
	Hyundai Mobis Co. Ltd.	532,710	94,798
	Hana Financial Group Inc.	2,262,647	92,385
*	Alteogen Inc.	369,890	90,417
*,1	LG Energy Solution Ltd.	349,912	80,148
	Kakao Corp.	2,916,221	77,742
*	Krafton Inc.	309,173	70,705
	LG Chem Ltd. (XKRX)	415,058	69,798
	Woori Financial Group Inc.	5,974,898	67,473
	Samsung Fire & Marine Insurance Co. Ltd.	273,094	66,648
	Meritz Financial Group Inc.	785,017	65,626
*	Doosan Enerbility Co. Ltd.	3,721,402	59,751
	Samsung SDI Co. Ltd. (XKRX)	458,347	59,234
	KT&G Corp.	849,361	58,420
	Samsung C&T Corp.	729,398	58,261
*	Samsung Heavy Industries Co. Ltd.	5,704,957	52,625
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	377,993	52,051
*	SK Square Co. Ltd.	804,213	51,516
	LG Electronics Inc. (XKRX)	946,618	49,932
	Hyundai Rotem Co. Ltd.	635,793	45,726
	Samsung Electro-Mechanics Co. Ltd.	490,216	43,420
*	SK Innovation Co. Ltd.	524,700	40,368
	HD Hyundai Electric Co. Ltd.	192,623	39,310
*	HLB Inc.	1,038,407	39,035
	Korea Zinc Co. Ltd.	71,202	37,704
	Samsung Life Insurance Co. Ltd.	653,072	36,918
*	Hanwha Ocean Co. Ltd.	790,836	36,393
	Hyundai Heavy Industries Co. Ltd.	189,147	36,173
	Yuhan Corp.	476,759	35,672
	HMM Co. Ltd.	2,556,617	34,140
	LG Corp.	769,213	33,926
	Korea Electric Power Corp.	2,243,352	33,108
	Korea Aerospace Industries Ltd.	616,596	31,672
[1]	Ecopro Co. Ltd.	881,134	29,967
	HYBE Co. Ltd.	183,200	29,436
	KakaoBank Corp.	1,896,612	28,642
	Coway Co. Ltd.	496,882	27,372
	SK Inc.	309,024	27,354
	Samsung SDS Co. Ltd.	344,716	27,297
	Hyundai Glovis Co. Ltd.	324,927	24,982
	DB Insurance Co. Ltd.	393,201	23,752
	Korean Air Lines Co. Ltd.	1,622,443	23,619
	Industrial Bank of Korea	2,408,859	23,374
	Samyang Foods Co. Ltd.	35,360	20,764
*,1	POSCO Future M Co. Ltd.	249,803	20,634
	Samsung E&A Co. Ltd.	1,378,078	18,649
[1]	Hanmi Semiconductor Co. Ltd.	381,988	18,264
	HD Hyundai Co. Ltd.	367,839	18,189
[1]	Amorepacific Corp.	252,405	17,486
	Hankook Tire & Technology Co. Ltd.	645,933	17,392
	LG H&H Co. Ltd. (XKRX)	81,021	17,260
	Samsung Securities Co. Ltd.	553,876	17,149
	Hyosung Heavy Industries Corp.	56,813	16,948
	JB Financial Group Co. Ltd.	1,411,024	16,787
	BNK Financial Group Inc.	2,384,072	16,723

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	SK Biopharmaceuticals Co. Ltd.	245,181	16,723
	Korea Investment Holdings Co. Ltd.	333,825	16,693
[1]	LS Electric Co. Ltd.	136,067	16,658
*	LG Display Co. Ltd.	2,731,919	16,464
	LIG Nex1 Co. Ltd.	94,121	16,023
	Orion Corp.Republic of Korea	196,009	15,741
	Hyundai Engineering & Construction Co. Ltd.	631,654	15,520
	Hanjin Kal Corp.	275,486	15,251
	Doosan Bobcat Inc.	431,470	14,733
*	LigaChem Biosciences Inc.	225,689	14,704
	Mirae Asset Securities Co. Ltd.	2,341,990	14,688
	Sam Chun Dang Pharm Co. Ltd.	123,856	14,075
	S-Oil Corp.	367,404	14,029
	NCSoft Corp.	133,940	13,642
	Posco International Corp.	402,451	13,569
	LG Innotek Co. Ltd.	122,996	13,517
	LG Uplus Corp.	1,874,337	13,117
	HD Hyundai Mipo	177,978	12,839
	Hyundai Steel Co.	733,781	12,525
	PharmaResearch Co. Ltd.	54,640	12,429
*	Rainbow Robotics	68,208	12,326
*	Hanwha Vision Co. Ltd.	304,131	11,857
	CJ CheilJedang Corp. (XKRX)	69,151	11,618
*	Ecopro Materials Co. Ltd.	292,576	11,615
	Fila Holdings Corp.	445,925	11,536
*	SKC Co. Ltd.	162,439	11,528
*,1	Ecopro BM Co. Ltd.	173,534	11,454
	Hanwha Solutions Corp.	903,497	11,404
*	Peptron Inc.	180,880	11,401
	Hanwha Systems Co. Ltd.	517,355	11,375
	NH Investment & Securities Co. Ltd.	1,179,048	11,312
*	Hugel Inc.	49,491	11,293
	Kumho Petrochemical Co. Ltd.	135,784	11,213
	LS Corp.	151,334	11,008
*	Kangwon Land Inc.	937,380	10,660
	LEENO Industrial Inc.	80,059	10,417
	IsuPetasys Co. Ltd.	408,047	10,209
	Doosan Co. Ltd.	50,560	10,172
	GS Holdings Corp.	394,900	9,904
	KIWOOM Securities Co. Ltd.	112,883	9,767
*	APR Corp.	202,321	9,683
	JYP Entertainment Corp.	239,043	9,650
	E-MART Inc.	169,133	9,350
	CJ Corp.	114,217	9,085
*,1	L&F Co. Ltd.	219,602	9,013
	Classys Inc.	232,173	8,964
	Hanmi Pharm Co. Ltd.	54,125	8,344
	DB HiTek Co. Ltd.	274,702	8,085
*	Naturecell Co. Ltd.	413,853	8,061
	DGB Financial Group Inc.	1,294,014	7,933
	Jusung Engineering Co. Ltd.	294,123	7,776
[1]	Posco DX Co. Ltd.	462,639	7,762
	HL Mando Co. Ltd.	290,083	7,693
	NongShim Co. Ltd.	27,829	7,665
*	Hyundai Marine & Fire Insurance Co. Ltd.	513,495	7,648
*	Hanwha Engine	520,824	7,620
	Cheil Worldwide Inc.	619,802	7,609
	Youngone Corp.	224,835	7,522
	HPSP Co. Ltd.	413,595	7,506
	Cosmax Inc.	66,316	7,440
	DL E&C Co. Ltd.	257,495	7,316
	S-1 Corp.	163,658	7,191
	Samsung Card Co. Ltd.	260,938	7,138
*	Hotel Shilla Co. Ltd.	268,821	7,067
	Lotte Chemical Corp.	157,110	7,010
*	Voronoi Inc.	93,891	6,872
*	GemVax & Kael Co. Ltd.	305,194	6,836
	Hanwha Corp. (XKRX)	242,632	6,798
	SM Entertainment Co. Ltd.	92,412	6,769
	Poongsan Corp.	157,767	6,711

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Korean Reinsurance Co.	1,195,135	6,646
	Eo Technics Co. Ltd.	71,068	6,565
	Hyundai Elevator Co. Ltd.	175,505	6,469
	Hyundai Doosan Infracore Co. Ltd.	1,113,692	6,420
*	Enchem Co. Ltd.	142,976	6,417
	GS Engineering & Construction Corp.	551,796	6,394
*	Lunit Inc.	185,323	6,290
	Hansol Chemical Co. Ltd.	76,996	6,256
	KCC Corp.	35,898	6,189
*	Hanall Biopharma Co. Ltd.	323,396	6,097
	TechWing Inc.	268,267	5,928
*	Oscotec Inc.	286,959	5,902
*,1	Doosan Robotics Inc.	170,122	5,876
*	Pearl Abyss Corp.	286,614	5,872
	F&F Co. Ltd.	134,948	5,830
*	Celltrion Pharm Inc.	171,677	5,690
	HD Hyundai Marine Solution Co. Ltd.	61,626	5,667
	OCI Holdings Co. Ltd.	127,841	5,657
*,1	SK Bioscience Co. Ltd.	208,980	5,605
	Korea Gas Corp.	228,975	5,583
	Douzone Bizon Co. Ltd.	145,878	5,520
	Park Systems Corp.	38,616	5,520
	Kolmar Korea Co. Ltd.	126,939	5,453
*	Hanwha Life Insurance Co. Ltd.	3,096,131	5,380
	SK REITs Co. Ltd.	1,608,619	5,376
	KEPCO Plant Service & Engineering Co. Ltd.	186,030	5,303
	Daejoo Electronic Materials Co. Ltd.	92,681	5,273
	Shinsegae Inc.	56,544	5,272
	ST Pharm Co. Ltd.	105,784	5,227
	Dongjin Semichem Co. Ltd.	260,093	5,220
	BGF retail Co. Ltd.	69,356	5,163
*	ABLBio Inc.	215,788	5,125
*	ISU Specialty Chemical	174,258	5,082
	Dongsuh Cos. Inc.	277,912	5,042
[2]	Netmarble Corp.	188,328	5,038
*	CosmoAM&T Co. Ltd.	192,703	5,025
	Shinsung Delta Tech Co. Ltd.	125,105	4,939
	Pan Ocean Co. Ltd.	2,128,048	4,907
*	Hyundai Department Store Co. Ltd.	118,384	4,833
	Hyundai Autoever Corp.	58,867	4,818
*	Kakaopay Corp.	243,168	4,764
	Soulbrain Co. Ltd.	36,630	4,747
	DI Dong Il Corp.	147,133	4,689
	WONIK IPS Co. Ltd.	278,996	4,661
	People & Technology Inc.	168,870	4,515
	HDC Hyundai Development Co-Engineering & Construction	311,796	4,255
	KEPCO Engineering & Construction Co. Inc.	108,114	4,252
	Hyundai Wia Corp.	139,956	4,230
	Lotte Shopping Co. Ltd.	102,080	4,214
	Koh Young Technology Inc.	448,216	4,176
	Medytox Inc.	43,763	4,130
	CJ Logistics Corp.	70,205	4,128
*	Cafe24 Corp.	119,243	4,126
	Hyundai Construction Equipment Co. Ltd.	91,843	4,123
	YG Entertainment Inc.	95,229	4,095
*	SOLUM Co. Ltd.	359,502	4,092
	Seegene Inc.	269,320	4,056
	Green Cross Corp.	48,360	4,034
	LX International Corp.	234,193	4,033
*	VT Co. Ltd.	183,807	3,913
[1]	CS Wind Corp.	167,760	3,882
*	Daewoo Engineering & Construction Co. Ltd.	1,798,601	3,868
	Soop Co. Ltd.	69,257	3,851
	Chong Kun Dang Pharmaceutical Corp.	72,287	3,837
	Hyosung TNC Corp.	25,655	3,798
*	HLB Therapeutics Co. Ltd.	642,168	3,792
	Hanmi Science Co. Ltd.	209,932	3,775
*	HLB Life Science Co. Ltd.	867,426	3,724
*	Silicon2 Co. Ltd.	220,530	3,711
*	Seojin System Co. Ltd.	262,347	3,708

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	SK Gas Ltd.	22,022	3,701
*	Kumho Tire Co. Inc.	1,145,248	3,693
*	Taihan Electric Wire Co. Ltd.	468,838	3,688
	Hite Jinro Co. Ltd.	281,727	3,688
	SL Corp.	136,688	3,605
	Shinhan Alpha REIT Co. Ltd.	932,380	3,489
	Kolon Industries Inc.	174,686	3,483
	LX Semicon Co. Ltd.	94,323	3,472
	Hana Micron Inc.	426,364	3,449
	Hana Tour Service Inc.	93,328	3,448
*	Hanon Systems	1,386,361	3,445
*	Wemade Co. Ltd.	173,170	3,434
*	SHIFT UP Corp.	89,396	3,402
	Ottogi Corp.	12,042	3,387
*	Mezzion Pharma Co. Ltd.	146,858	3,369
*	CJ ENM Co. Ltd.	86,395	3,318
*	Kakao Games Corp.	338,193	3,316
*,2	SK IE Technology Co. Ltd.	216,826	3,301
	Lotte Corp.	223,095	3,254
	Daewoong Pharmaceutical Co. Ltd.	41,937	3,251
	ESR Kendall Square REIT Co. Ltd.	1,007,813	3,225
	Pharmicell Co. Ltd.	464,578	3,222
	DoubleUGames Co. Ltd.	93,993	3,193
	ISC Co. Ltd.	88,864	3,192
*	Synopex Inc.	650,132	3,100
	LOTTE Fine Chemical Co. Ltd.	122,347	3,094
	HS Hyosung Advanced Materials Corp.	25,997	3,091
	Sebang Global Battery Co. Ltd.	68,414	3,039
	Lake Materials Co. Ltd.	318,306	3,034
	Daeduck Electronics Co. Ltd.	279,493	3,022
	Ahnlab Inc.	59,151	3,004
	Eugene Technology Co. Ltd.	113,258	2,992
	Paradise Co. Ltd.	399,872	2,985
	AMOREPACIFIC Group	217,190	2,965
	S&S Tech Corp.	136,665	2,945
*	Lotte Energy Materials Corp.	189,359	2,923
	HK inno N Corp.	122,947	2,920
	Youngone Holdings Co. Ltd.	47,337	2,886
*	Hyundai Bioscience Co. Ltd.	388,041	2,869
	GS Retail Co. Ltd.	295,232	2,868
	Korea Electric Terminal Co. Ltd.	62,438	2,855
	LOTTE REIT Co. Ltd.	1,205,255	2,855
	Daou Technology Inc.	209,967	2,828
*	Chabiotech Co. Ltd.	373,725	2,760
	Binggrae Co. Ltd.	42,426	2,700
	Advanced Nano Products Co. Ltd.	67,032	2,646
	Dentium Co. Ltd.	54,303	2,632
	NEXTIN Inc.	65,886	2,582
	Daesang Corp.	163,911	2,574
*	Binex Co. Ltd.	247,970	2,517
	Sung Kwang Bend Co. Ltd.	149,568	2,503
	HDC Holdings Co. Ltd.	243,313	2,464
	Han Kuk Carbon Co. Ltd.	260,169	2,409
*,1	Doosan Fuel Cell Co. Ltd.	252,522	2,399
	Daishin Securities Co. Ltd.	217,239	2,396
	PSK Inc.	170,794	2,389
*	Cosmochemical Co. Ltd.	224,296	2,340
	Taekwang Industrial Co. Ltd.	5,116	2,316
	Com2uSCorp	80,410	2,297
	Hankook & Co. Co. Ltd.	222,287	2,294
	Ecopro HN Co. Ltd.	130,785	2,278
	NICE Information Service Co. Ltd.	283,928	2,252
*	Creative & Innovative System	448,973	2,228
	SIMMTECH Co. Ltd.	163,904	2,208
	Innocean Worldwide Inc.	185,190	2,203
*	Eubiologics Co. Ltd.	288,124	2,200
	Caregen Co. Ltd.	128,048	2,188
	SK Chemicals Co. Ltd.	81,503	2,184
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,159
*	CJ CGV Co. Ltd.	712,985	2,146

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	SK Networks Co. Ltd.	768,282	2,129
	DL Holdings Co. Ltd.	94,958	2,105
*	Hanwha Investment & Securities Co. Ltd.	966,246	2,100
	DongKook Pharmaceutical Co. Ltd.	210,088	2,090
	TCC Steel	143,905	2,090
	Green Cross Holdings Corp.	233,167	2,070
	Daewoong Co. Ltd.	161,444	2,066
*	Fadu Inc.	259,224	2,065
*	Studio Dragon Corp.	61,787	2,039
*	Asiana Airlines Inc.	297,936	2,020
*	SK oceanplant Co. Ltd.	241,280	2,013
	Youlchon Chemical Co. Ltd.	113,253	2,006
	Hyosung Corp.	60,981	1,992
	SFA Engineering Corp.	137,110	1,985
	BH Co. Ltd.	211,293	1,983
	SD Biosensor Inc.	312,636	1,968
	Tokai Carbon Korea Co. Ltd.	35,849	1,960
	SK Discovery Co. Ltd.	74,488	1,944
	SNT Motiv Co. Ltd.	110,200	1,942
	TKG Huchems Co. Ltd.	180,872	1,933
*	Duk San Neolux Co. Ltd.	103,121	1,912
*	Ananti Inc.	522,314	1,860
	Lotte Rental Co. Ltd.	95,813	1,845
	Dong-A Socio Holdings Co. Ltd.	26,943	1,824
	HAESUNG DS Co. Ltd.	99,498	1,794
*	LS Materials Ltd.	244,926	1,789
*	KC Tech Co. Ltd.	79,055	1,785
	Solid Inc.	407,425	1,781
	Cheryong Electric Co. Ltd.	79,733	1,760
	Orion Holdings Corp.	161,210	1,758
*	Bioneer Corp.	179,812	1,734
	Hanssem Co. Ltd.	62,006	1,729
*	Hanwha General Insurance Co. Ltd.	640,267	1,729
	JR Global REIT	958,541	1,708
	Innox Advanced Materials Co. Ltd.	110,073	1,694
	Hancom Inc.	134,647	1,681
[1]	GOLFZON Co. Ltd.	37,954	1,638
*,1	Lotte Tour Development Co. Ltd.	298,302	1,627
	JW Pharmaceutical Corp.	114,506	1,622
	TES Co. Ltd.	108,066	1,617
	Mcnex Co. Ltd.	101,021	1,611
	TK Corp.	113,213	1,602
	Hanil Cement Co. Ltd.	148,258	1,601
*,1	Nexon Games Co. Ltd.	188,568	1,597
	Lotte Wellfood Co. Ltd.	20,027	1,587
	Samyang Holdings Corp.	40,196	1,586
	Dongkuk Steel Mill Co. Ltd.	261,947	1,579
	i-SENS Inc.	151,934	1,564
	KCC Glass Corp.	74,109	1,559
*	Neowiz	103,875	1,548
	NHN Corp.	128,990	1,543
	LX Holdings Corp.	347,614	1,518
	L&C Bio Co. Ltd.	110,101	1,514
*	Dawonsys Co. Ltd.	253,095	1,513
*	Hyundai Home Shopping Network Corp.	45,007	1,510
*	Foosung Co. Ltd.	488,565	1,508
	Partron Co. Ltd.	329,590	1,503
	MegaStudyEdu Co. Ltd.	54,395	1,495
	Sungwoo Hitech Co. Ltd.	401,454	1,486
*	Korea Line Corp.	1,346,900	1,471
	HS Industries Co. Ltd.	454,838	1,470
	Korea Petrochemical Ind Co. Ltd.	23,692	1,465
	Unid Co. Ltd.	29,949	1,457
	OCI Co. Ltd.	39,002	1,453
	Intellian Technologies Inc.	60,761	1,446
	Zinus Inc.	105,997	1,437
	Humedix Co. Ltd.	53,838	1,434
*	Joongang Advanced Materials Co. Ltd.	599,449	1,431
*	Hyundai Green Food	147,261	1,429
	Posco M-Tech Co. Ltd.	168,706	1,418

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Sungeel Hitech Co. Ltd.	64,109	1,416
	InBody Co. Ltd.	92,713	1,401
*	Shin Poong Pharmaceutical Co. Ltd.	273,693	1,397
*	Jeju Air Co. Ltd.	301,304	1,380
	Doosan Tesna Inc.	79,967	1,378
	Yuanta Securities Korea Co. Ltd.	781,257	1,361
	Boryung	229,689	1,359
	Harim Holdings Co. Ltd.	354,252	1,347
*	Il Dong Pharmaceutical Co. Ltd.	175,170	1,332
	IS Dongseo Co. Ltd.	119,775	1,321
	Huons Global Co. Ltd.	47,887	1,313
*	KMW Co. Ltd.	247,844	1,298
	ENF Technology Co. Ltd.	74,801	1,292
	Myoung Shin Industrial Co. Ltd.	223,623	1,284
*	Seoul Semiconductor Co. Ltd.	291,480	1,265
	Hanjin Transportation Co. Ltd.	94,042	1,235
*	SFA Semicon Co. Ltd.	596,135	1,234
	HL Holdings Corp.	52,319	1,231
	PI Advanced Materials Co. Ltd.	110,291	1,229
	Dong-A ST Co. Ltd.	40,546	1,220
*	Daea TI Co. Ltd.	593,068	1,218
	Seah Besteel Holdings Corp.	100,709	1,205
	Solus Advanced Materials Co. Ltd.	228,324	1,205
	Hankook Shell Oil Co. Ltd.	5,336	1,197
	Young Poong Corp.	4,233	1,193
	RFHIC Corp.	124,405	1,192
*	BNC Korea Co. Ltd.	446,444	1,182
	Songwon Industrial Co. Ltd.	144,625	1,168
*	GC Cell Corp.	84,096	1,168
*	Handsome Co. Ltd.	110,768	1,154
*	UniTest Inc.	149,993	1,144
	Sam-A Aluminum Co. Ltd.	67,066	1,127
	KISWIRE Ltd.	97,786	1,120
	Namyang Dairy Products Co. Ltd.	23,498	1,116
	Advanced Process Systems Corp.	95,643	1,115
	NICE Holdings Co. Ltd.	146,671	1,094
*	Nexen Tire Corp.	297,132	1,093
	Samwha Capacitor Co. Ltd.	63,215	1,087
	Samyang Corp.	36,285	1,084
	Grand Korea Leisure Co. Ltd.	148,062	1,082
	Dongwon Industries Co. Ltd.	45,747	1,080
	E1 Corp.	26,586	1,069
	Ilyang Pharmaceutical Co. Ltd.	157,559	1,062
*	CMG Pharmaceutical Co. Ltd.	793,520	1,056
*	DIO Corp.	89,992	1,054
	LF Corp.	105,513	1,039
*	Yungjin Pharmaceutical Co. Ltd.	786,716	1,038
*	Hyundai GF Holdings	292,102	1,022
	INTOPS Co. Ltd.	93,623	1,001
*	Shinsung E&G Co. Ltd.	1,285,227	995
	Samchully Co. Ltd.	16,920	993
	Tongyang Life Insurance Co. Ltd.	284,498	990
*	Amicogen Inc.	405,229	989
	LX Hausys Ltd.	49,055	981
	Korea United Pharm Inc.	73,108	970
	Seobu T&D	257,981	966
	Modetour Network Inc.	132,995	965
	Dongwon F&B Co. Ltd.	43,782	958
	Webzen Inc.	101,986	923
	NHN KCP Corp.	181,462	923
*,1	W Scope Chungju Plant Co. Ltd.	179,983	916
*,3	Kum Yang Co. Ltd.	141,250	913
	Daol Investment & Securities Co. Ltd.	384,150	911
*,1	Humasis Co. Ltd.	945,724	905
	Huons Co. Ltd.	53,584	899
	Hansae Co. Ltd.	117,497	892
	Kwang Dong Pharmaceutical Co. Ltd.	250,991	881
*	HLB Global Co. Ltd.	412,006	881
*	Bukwang Pharmaceutical Co. Ltd.	331,094	880
	Soulbrain Holdings Co. Ltd.	46,034	878

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	iMarketKorea Inc.	166,520	877
*	CrystalGenomics Invites Co. Ltd.	584,877	870
	Hyundai Corp.	58,136	868
	Vieworks Co. Ltd.	52,535	828
*	GeneOne Life Science Inc.	604,205	824
*	GS P&L Co. Ltd.	70,026	821
	Korea Asset In Trust Co. Ltd.	510,913	819
	SK Securities Co. Ltd.	2,674,850	817
*	Komipharm International Co. Ltd.	296,964	813
	Eugene Investment & Securities Co. Ltd.	501,710	805
*	Danal Co. Ltd.	417,314	765
	KH Vatec Co. Ltd.	127,475	738
*	Chunbo Co. Ltd.	32,978	734
*	Genexine Inc.	264,221	719
*,3	NKMax Co. Ltd.	512,594	703
*	Samsung Pharmaceutical Co. Ltd.	679,813	679
	Hansol Paper Co. Ltd.	122,002	674
*	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	673
*	AbClon Inc.	122,825	668
	Chongkundang Holdings Corp.	21,449	626
*	KC Co. Ltd.	51,268	621
	Korea Real Estate Investment & Trust Co. Ltd.	917,837	619
*	Namsun Aluminum Co. Ltd.	723,447	608
	Daehan Flour Mill Co. Ltd.	6,319	549
*	Insun ENT Co. Ltd.	155,783	506
	iNtRON Biotechnology Inc.	201,678	461
*	Tongyang Inc.	1,234,393	458
*,3	Hyosung Chemical Corp.	15,220	402
	Hansol Technics Co. Ltd.	141,460	381
*	Helixmith Co. Ltd.	224,719	362
	Namhae Chemical Corp.	80,069	339
	KISCO Corp.	63,345	339
	Gradiant Corp.	37,493	335
	Able C&C Co. Ltd.	75,603	331
	Daeduck Co. Ltd.	60,734	291
*	NEPES Corp.	52,193	237
	Toptec Co. Ltd.	81,934	236
*	Enzychem Lifesciences Corp.	316,551	233
	Dongkuk CM Co. Ltd.	47,634	213
	Cuckoo Homesys Co. Ltd.	15,092	212
*	Wysiwyg Studios Co. Ltd.	285,139	209
*	Hanwha Galleria Corp.	166,182	126
*	ITM Semiconductor Co. Ltd.	15,972	124
	Aekyung Industrial Co. Ltd.	12,674	113
	SPC Samlip Co. Ltd.	2,010	82
	Shinsegae International Inc.	12,145	78
	LOTTE Himart Co. Ltd.	16,170	77
*	Eusu Holdings Co. Ltd.	17,517	66
*,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	45
*	MedPacto Inc.	17,920	38
*	Interflex Co. Ltd.	1,390	8
			7,291,985
Spain (2.5%)
	Banco Santander SA	131,540,274	886,175
	Iberdrola SA (XMAD)	53,260,469	860,054
	Banco Bilbao Vizcaya Argentaria SA	50,599,036	690,554
	Industria de Diseno Textil SA	9,236,740	459,914
	Amadeus IT Group SA	3,830,581	293,357
	CaixaBank SA	34,056,735	265,293
	Ferrovial SE	4,178,252	186,884
*,2	Cellnex Telecom SA	5,175,758	183,992
	Telefonica SA	37,259,112	175,616
[2]	Aena SME SA	618,307	145,057
	Repsol SA	9,811,893	130,278
	Banco de Sabadell SA	43,849,030	123,113
	ACS Actividades de Construccion y Servicios SA	1,711,801	97,972
	Redeia Corp. SA	3,804,394	76,359
	Endesa SA	2,779,820	73,677
	Bankinter SA	5,661,151	62,925

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Merlin Properties Socimi SA	3,324,289	35,459
	Enagas SA	2,180,299	31,388
	Naturgy Energy Group SA	1,110,672	30,909
	Mapfre SA	8,660,897	26,684
	Acciona SA	202,629	26,521
[2]	Unicaja Banco SA	13,324,321	24,640
	Viscofan SA	324,702	22,442
	Vidrala SA (XMAD)	210,043	21,059
*	Grifols SA	2,302,857	20,502
	Acerinox SA	1,735,189	20,326
[1]	Indra Sistemas SA	662,319	19,200
	Fluidra SA	793,001	18,670
	Sacyr SA (XMAD)	5,147,995	17,958
	Logista Integral SA	543,610	17,277
	Inmobiliaria Colonial Socimi SA	2,903,353	17,117
*	Puig Brands SA Class B	856,308	14,640
	Laboratorios Farmaceuticos Rovi SA	204,958	11,427
	Construcciones y Auxiliar de Ferrocarriles SA	248,343	10,918
	Pharma Mar SA	112,267	9,888
	CIE Automotive SA	370,263	9,041
	Corp. ACCIONA Energias Renovables SA	489,065	8,984
	Almirall SA	756,099	8,030
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,902,006	7,762
*	Tecnicas Reunidas SA	389,490	6,746
	Melia Hotels International SA	917,717	6,322
[1]	Elecnor SA	336,292	6,321
*	Solaria Energia y Medio Ambiente SA	700,961	5,221
	Atresmedia Corp. de Medios de Comunicacion SA	780,747	4,379
	Ence Energia y Celulosa SA	1,204,441	4,085
[1,2]	Gestamp Automocion SA	1,327,364	3,740
[1,2]	Neinor Homes SA	229,406	3,362
[2]	Global Dominion Access SA	964,062	2,866
	Prosegur Cia de Seguridad SA	1,194,875	2,714
*	Distribuidora Internacional de Alimentacion SA	108,479	2,509
[2]	Prosegur Cash SA	2,460,873	1,822
			5,192,149
Sweden (3.1%)
	Investor AB Class B	14,738,083	439,550
*	Volvo AB Class B	13,371,236	392,290
	Atlas Copco AB Class A	22,353,450	357,061
	Assa Abloy AB Class B	8,547,913	256,619
*	Skandinaviska Enskilda Banken AB Class A	13,176,839	216,776
	Hexagon AB Class B	18,536,334	198,149
	EQT AB	6,418,050	195,706
	Sandvik AB	9,076,962	190,902
	Telefonaktiebolaget LM Ericsson Class B	24,366,352	189,589
	Atlas Copco AB Class B	13,154,348	184,978
	Swedbank AB Class A	7,583,084	172,701
	Essity AB Class B	5,246,241	149,052
	Investor AB Class A (XSTO)	4,934,508	147,006
	Svenska Handelsbanken AB Class A	11,817,607	133,557
	Saab AB Class B	2,833,362	111,406
	Epiroc AB Class A	5,441,593	109,563
[2]	Evolution AB	1,363,057	101,560
	Alfa Laval AB	2,354,689	100,958
	Boliden AB	2,406,287	78,957
	Telia Co. AB	20,409,053	73,592
	Lifco AB Class B	1,996,723	70,831
*	Svenska Cellulosa AB SCA Class B	5,258,311	69,379
	Trelleborg AB Class B	1,783,997	66,350
*	Skanska AB Class B	2,994,028	66,081
	Indutrade AB	2,347,187	65,045
	Tele2 AB Class B	4,713,644	63,508
	Securitas AB Class B	4,409,711	62,402
[1]	H & M Hennes & Mauritz AB Class B	4,637,940	61,175
*	Volvo AB Class A	2,085,640	61,031
*	SKF AB Class B	2,971,576	60,200
	Epiroc AB Class B	3,337,824	58,790
	AddTech AB Class B	1,963,552	57,508

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Nibe Industrier AB Class B	15,007,935	57,083
	Beijer Ref AB	3,593,292	50,548
	Industrivarden AB Class A	1,309,742	48,123
*	Swedish Orphan Biovitrum AB	1,629,938	46,708
	AAK AB	1,537,067	42,901
	Getinge AB Class B	1,967,212	42,401
*	Castellum AB	3,780,993	41,670
	Industrivarden AB Class C	1,118,106	41,076
	Sagax AB Class B	1,860,529	39,036
	Fortnox AB	4,382,307	38,182
*	Fastighets AB Balder Class B	5,896,324	36,948
	Lagercrantz Group AB Class B	1,673,542	34,516
	Investment AB Latour Class B	1,252,661	34,097
	Avanza Bank Holding AB	1,103,096	33,693
	Nordnet AB publ	1,434,068	33,347
	L E Lundbergforetagen AB Class B	647,101	32,424
	Sweco AB Class B	1,780,844	31,964
	Sectra AB Class B	1,328,123	31,700
	SSAB AB Class B	5,046,858	30,751
	Holmen AB Class B	755,917	29,935
	Mycronic AB	664,376	27,896
[2]	Thule Group AB	874,922	25,178
	Loomis AB	613,821	24,862
	Hemnet Group AB	707,816	23,476
	Wihlborgs Fastigheter AB	2,357,121	23,154
	Axfood AB	948,625	21,312
	Billerud Aktiebolag	1,905,336	19,671
	Hexpol AB	2,176,449	19,033
	Vitec Software Group AB Class B	319,924	17,403
*	Embracer Group AB	1,579,027	16,697
	Storskogen Group AB Class B	12,754,217	16,589
	Elekta AB Class B	3,076,327	16,155
[2]	Bravida Holding AB	1,768,954	16,014
	Betsson AB Class B	1,032,170	15,992
*	Camurus AB	281,050	15,976
	Pandox AB	920,634	15,895
*,2	BoneSupport Holding AB	541,474	15,888
	Fabege AB	1,950,278	15,824
	Bure Equity AB	481,671	15,567
	Catena AB	351,274	15,217
	AFRY AB	798,029	15,196
	Kinnevik AB Class B	2,133,500	15,060
	Wallenstam AB Class B	3,495,392	15,012
*	Electrolux AB Class B	1,832,316	15,004
	Husqvarna AB Class B	2,974,142	14,127
	AddLife AB Class B	966,160	13,963
	SSAB AB Class A	2,229,892	13,835
	Alleima AB	1,631,919	13,669
	NCC AB Class B	713,608	13,540
	Truecaller AB Class B	1,945,616	13,198
	INVISIO AB	322,636	12,344
	Electrolux Professional AB Class B	1,975,812	12,314
*	Nyfosa AB	1,385,392	12,094
[2]	Dometic Group AB	2,813,788	12,013
*	Asmodee Group AB Class B	1,314,130	11,962
	HMS Networks AB	267,088	11,775
	Lindab International AB	601,129	11,663
[2]	Munters Group AB	1,138,540	11,637
*,2	Sinch AB	5,454,044	11,427
	Peab AB Class B	1,449,984	11,099
*,1	Volvo Car AB Class B	5,588,814	10,773
	Hufvudstaden AB Class A	939,615	10,599
	Granges AB	928,856	10,568
	Vitrolife AB	652,862	10,536
	AddNode Group AB	1,060,720	10,469
[2]	Scandic Hotels Group AB	1,335,564	9,900
[1]	Svenska Handelsbanken AB Class B	603,009	9,620
	Bufab AB	228,620	9,117
*	Modern Times Group MTG AB Class B	784,380	8,865
	Mips AB	229,699	8,816

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	NP3 Fastigheter AB	363,713	8,509
	JM AB	568,509	8,168
[1]	NCAB Group AB	1,551,419	7,936
	Cibus Nordic Real Estate AB publ	537,228	7,919
	Nolato AB Class B	1,352,270	7,668
	Medicover AB Class B	400,654	7,598
	Clas Ohlson AB Class B	313,903	7,277
	Bilia AB Class A	526,483	6,749
	Instalco AB	2,113,652	6,492
	Arjo AB Class B	1,756,873	6,486
	Atrium Ljungberg AB Class B	391,534	6,454
[2]	Attendo AB	1,027,743	6,154
*	Dios Fastigheter AB	902,547	5,985
*	Xvivo Perfusion AB	212,013	5,962
	Troax Group AB	336,025	5,864
	SkiStar AB	355,273	5,772
*	Sdiptech AB Class B	314,422	5,772
	Ratos AB Class B	1,654,791	5,311
*,2	Boozt AB	480,048	4,839
	Cloetta AB Class B	1,685,395	4,762
	Biotage AB	479,685	4,584
	MEKO AB	361,514	4,388
	Sagax AB Class D	1,321,502	4,248
	Systemair AB	550,618	4,075
	Platzer Fastigheter Holding AB Class B	541,722	4,035
*	Hexatronic Group AB	1,606,316	3,982
*,1,2	BioArctic AB	215,451	3,970
*,1	Better Collective A/S	340,620	3,770
[1]	Samhallsbyggnadsbolaget i Norden AB	10,387,758	3,512
*	Skandinaviska Enskilda Banken AB Class C	200,011	3,360
	Investment AB Oresund	255,246	2,928
	Volati AB	231,391	2,532
	Corem Property Group AB Class B	5,278,653	2,445
	Fagerhult Group AB	580,449	2,394
*	Stillfront Group AB	3,745,275	1,777
*	Norion Bank AB	472,940	1,632
	NCC AB Class A	58,014	1,104
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	704,495	385
*	Svenska Cellulosa AB SCA Class A	6,529	86
			6,264,253
Switzerland (7.8%)
	Nestle SA (Registered)	22,631,534	2,287,066
	Roche Holding AG	6,048,190	1,990,626
	Novartis AG (Registered)	17,377,450	1,930,110
	Zurich Insurance Group AG	1,268,332	885,306
	UBS Group AG (Registered)	28,227,283	866,989
	Cie Financiere Richemont SA Class A (Registered)	4,669,595	815,152
	ABB Ltd. (Registered)	13,940,861	719,319
	Holcim AG	4,843,638	521,239
	Swiss Re AG	2,551,584	434,226
	Alcon AG	4,339,462	411,750
	Lonza Group AG (Registered)	622,079	384,302
	Sika AG (Registered)	1,334,306	325,016
	Givaudan SA (Registered)	69,875	300,644
	Partners Group Holding AG	194,252	276,460
	Swiss Life Holding AG (Registered)	247,955	226,212
	Geberit AG (Registered)	292,095	182,994
	Sandoz Group AG	3,862,145	161,955
[1]	SGS SA (Registered)	1,362,313	135,739
[1]	Swisscom AG (Registered)	223,768	128,947
	Sonova Holding AG (Registered)	429,083	125,284
	Julius Baer Group Ltd.	1,787,480	123,901
	Chocoladefabriken Lindt & Spruengli AG (Registered)	886	116,266
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,532	115,348
	Straumann Holding AG (Registered)	938,380	113,604
	Schindler Holding AG (XSWX)	358,717	112,426
	Logitech International SA (Registered)	1,311,646	111,143
	Kuehne & Nagel International AG (Registered)	435,804	100,641
	Roche Holding AG (Bearer)	282,703	98,129

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*	Galderma Group AG	873,812	92,347
[2]	VAT Group AG	236,897	85,392
	Baloise Holding AG (Registered)	397,210	83,364
	Swiss Prime Site AG (Registered)	672,077	82,476
	Helvetia Holding AG (Registered)	305,757	63,418
	PSP Swiss Property AG (Registered)	397,440	62,089
	Schindler Holding AG (Registered)	181,424	54,981
	SIG Group AG	2,899,895	53,617
	Georg Fischer AG (Registered)	721,411	52,799
	Belimo Holding AG (Registered)	85,117	52,476
	Swatch Group AG (Bearer)	248,509	42,854
	EMS-Chemie Holding AG (Registered)	62,520	42,597
	Adecco Group AG (Registered)	1,409,368	42,381
	Barry Callebaut AG (Registered)	31,400	41,587
	Temenos AG (Registered)	535,164	41,551
	Swissquote Group Holding SA (Registered)	93,960	40,585
	Flughafen Zurich AG (Registered)	167,209	39,667
	Accelleron Industries AG	829,685	38,469
[2]	Galenica AG	426,885	38,412
	Siegfried Holding AG (Registered)	34,801	35,759
	Avolta AG	719,555	31,520
	BKW AG	174,057	30,443
	Cembra Money Bank AG	259,989	29,297
*	Sunrise Communications AG Class A	573,328	27,829
	Banque Cantonale Vaudoise (Registered)	249,304	27,242
	Allreal Holding AG (Registered)	127,714	26,552
	Sulzer AG (Registered)	153,380	26,161
	Bucher Industries AG (Registered)	57,529	24,145
	DKSH Holding AG	316,065	24,068
	VZ Holding AG	117,409	22,431
*	Mobimo Holding AG (Registered)	62,523	22,103
	Clariant AG (Registered)	2,002,232	21,699
	Tecan Group AG (Registered)	112,947	21,491
	dormakaba Holding AG	27,194	20,300
	SFS Group AG	152,842	19,317
	Valiant Holding AG (Registered)	138,479	18,723
	Burckhardt Compression Holding AG	27,389	18,492
*	Aryzta AG	8,217,558	18,300
	Inficon Holding AG (Registered)	17,184	18,031
	Vontobel Holding AG (Registered)	241,360	17,554
	Emmi AG (Registered)	18,463	16,943
	Comet Holding AG (Registered)	64,914	16,345
[1]	Bachem Holding AG	274,589	16,218
	Swatch Group AG (Registered)	446,338	15,406
	Interroll Holding AG (Registered)	6,038	14,308
	St. Galler Kantonalbank AG (Registered)	25,136	13,762
	Kardex Holding AG (Registered)	51,088	13,514
[1]	ALSO Holding AG (Registered)	49,447	13,509
	EFG International AG	839,491	12,522
	Landis & Gyr Group AG	206,526	12,276
	Ypsomed Holding AG (Registered)	31,618	12,239
	Huber & Suhner AG (Registered)	139,950	11,743
	Stadler Rail AG	466,183	10,924
	Bossard Holding AG (Registered) Class A	47,745	10,407
[1]	Daetwyler Holding AG	64,043	8,359
[2]	Medacta Group SA	54,072	7,734
*	ams-OSRAM AG	860,908	7,584
	SKAN Group AG	94,931	7,493
*	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,614,342	7,363
	Intershop Holding AG	47,135	7,199
*,2	Sensirion Holding AG	91,107	7,095
	Forbo Holding AG (Registered)	7,286	6,646
	Implenia AG (Registered)	134,845	6,126
*	Arbonia AG	458,972	5,760
	u-blox Holding AG	65,897	5,741
	Softwareone Holding AG	916,903	5,651
*	Basilea Pharmaceutica Ag Allschwil (Registered)	105,361	5,405
*,2	Montana Aerospace AG	267,420	5,150
	COSMO Pharmaceuticals NV	76,405	4,829
	Bell Food Group AG (Registered)	16,374	4,773

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Zehnder Group AG	76,425	4,352
	Cie Financiere Tradition SA	18,016	4,142
	Bystronic AG	11,194	3,980
	Schweiter Technologies AG	8,687	3,939
*,2	Medartis Holding AG	47,190	3,922
	Komax Holding AG (Registered)	32,970	3,750
	Vetropack Holding AG (Registered)	110,086	3,495
	LEM Holding SA (Registered)	4,162	3,346
	Autoneum Holding AG	25,281	3,322
	VP Bank AG Class A	30,725	2,873
	APG SGA SA	10,552	2,602
[2]	Medmix AG	206,974	2,439
*,2	PolyPeptide Group AG	124,282	2,319
	Rieter Holding AG (Registered)	24,898	2,061
[1]	Leonteq AG	83,955	1,674
[1]	PIERER Mobility AG	79,518	1,587
*	Idorsia Ltd.	102,851	119
			15,896,259
United Kingdom (12.8%)
	Shell plc (XLON)	53,532,296	1,948,591
[1]	AstraZeneca plc	13,182,407	1,935,766
	HSBC Holdings plc	157,114,403	1,781,123
	Unilever plc (XLON)	21,448,965	1,279,796
	RELX plc	16,445,105	826,048
	BP plc	141,811,990	795,771
*	Rolls-Royce Holdings plc	74,841,397	727,410
	British American Tobacco plc	17,396,020	713,660
	GSK plc	35,185,350	672,399
	London Stock Exchange Group plc	4,371,630	649,306
	Rio Tinto plc	9,403,335	564,296
	National Grid plc	42,980,315	560,644
	BAE Systems plc	26,712,211	539,386
	Diageo plc	19,557,105	511,078
	Lloyds Banking Group plc	538,237,856	504,822
	Compass Group plc	14,977,876	495,412
	Barclays plc	127,444,707	479,196
	Reckitt Benckiser Group plc	6,072,784	410,644
	Haleon plc	77,967,649	393,752
*	Glencore plc	106,915,423	391,324
	NatWest Group plc	65,221,941	385,095
	3i Group plc	8,168,005	384,065
	Experian plc	8,068,127	373,839
	Anglo American plc	10,944,086	306,745
	Imperial Brands plc	7,328,911	271,183
	Standard Chartered plc	17,478,854	259,375
	Tesco plc	59,283,887	255,056
	Prudential plc (XLON)	23,269,541	251,102
	Ashtead Group plc	3,842,171	207,734
	Smurfit WestRock plc	4,523,111	203,024
	SSE plc	9,618,315	198,121
	Aviva plc	23,744,217	171,127
	Vodafone Group plc	180,262,276	169,378
	Legal & General Group plc	51,832,949	163,462
[1]	Coca-Cola Europacific Partners plc	1,801,165	157,130
	InterContinental Hotels Group plc	1,397,016	150,417
	Next plc	1,018,209	146,699
	Sage Group plc	8,820,538	138,485
	BT Group plc	55,525,688	119,100
	Informa plc	11,695,962	117,274
	Halma plc	3,334,063	111,863
	Bunzl plc	2,902,493	111,648
	Smith & Nephew plc	7,685,534	108,078
	Segro plc	11,885,796	106,305
	Rentokil Initial plc	22,173,677	100,627
	Admiral Group plc	2,557,147	94,410
	Pearson plc	5,868,071	92,830
	Intertek Group plc	1,417,279	92,158
	Centrica plc	44,577,486	86,313
	Marks & Spencer Group plc	17,943,646	82,843

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	Coca-Cola HBC AG	1,798,359	81,447
*	Wise plc Class A	6,595,449	80,958
	United Utilities Group plc	5,997,297	78,252
	Severn Trent plc	2,321,228	75,992
	Smiths Group plc	3,021,054	75,807
[2]	Auto Trader Group plc	7,727,530	74,722
	WPP plc	9,443,664	71,763
	Barratt Redrow plc	12,762,979	70,207
	Melrose Industries plc (XLON)	11,230,505	69,324
	Weir Group plc	2,284,121	69,002
	International Consolidated Airlines Group SA	20,210,156	68,386
	Beazley plc	5,615,106	67,627
	Associated British Foods plc	2,723,445	67,518
	Antofagasta plc	3,043,856	66,269
	St. James's Place plc	4,828,887	61,384
	Rightmove plc	6,881,604	61,268
	Intermediate Capital Group plc	2,326,420	59,252
	Diploma plc	1,180,347	59,087
	DCC plc	866,652	57,920
	Mondi plc	3,879,059	57,865
	IMI plc	2,247,057	55,275
	Games Workshop Group plc	289,683	52,636
	Spirax Group plc	649,622	52,368
	Kingfisher plc	15,749,803	51,880
	J Sainsbury plc	16,737,238	51,016
	M&G plc	19,256,079	49,603
	Whitbread plc	1,550,387	49,389
[2]	ConvaTec Group plc	14,594,428	48,753
	Land Securities Group plc	6,568,593	46,817
	Croda International plc	1,228,637	46,678
	Phoenix Group Holdings plc	6,142,285	45,596
	Howden Joinery Group plc	4,846,404	45,325
	Taylor Wimpey plc	31,149,768	43,765
	Persimmon plc	2,825,804	43,707
	Hiscox Ltd.	2,834,979	43,182
	British Land Co. plc	8,811,250	42,187
	Direct Line Insurance Group plc	11,549,569	42,025
	Endeavour Mining plc	1,765,622	41,631
	LondonMetric Property plc	17,459,849	41,460
	Entain plc	5,371,061	40,581
	Berkeley Group Holdings plc	860,810	40,064
	Tritax Big Box REIT plc	21,634,771	39,259
	IG Group Holdings plc	3,129,792	38,616
	UNITE Group plc	3,548,107	37,339
	Hikma Pharmaceuticals plc	1,432,216	36,181
	Schroders plc	7,447,336	33,718
	Bellway plc	1,041,042	32,081
	Investec plc	5,161,383	31,979
	Aberdeen Group Plc	15,928,761	31,945
	Burberry Group plc	3,147,151	31,701
	ITV plc	29,686,313	30,505
	RS Group plc	4,160,554	30,291
	Rotork plc	7,426,630	30,189
	Cranswick plc	470,900	29,935
	B&M European Value Retail SA	8,243,133	27,844
	International Distribution Services plc	5,837,884	27,401
	Inchcape plc	3,119,783	27,035
	Man Group plc	10,307,122	26,452
	Spectris plc	875,434	26,416
	Johnson Matthey plc	1,483,230	25,496
	Balfour Beatty plc	4,498,109	25,320
	TBC Bank Group plc	464,035	24,784
*	Playtech plc	2,742,871	24,687
	Drax Group plc	3,212,303	24,279
	Softcat plc	1,143,101	23,430
	Derwent London plc	979,085	23,329
	Plus500 Ltd.	644,850	22,891
	TP ICAP Group plc	6,728,399	22,434
[2]	Quilter plc	11,720,634	22,360
*	Carnival plc	1,265,394	22,129

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
[1]	Pennon Group plc	3,793,815	21,977
	Tate & Lyle plc	3,243,137	21,700
	Lion Finance Group plc	306,282	21,657
	QinetiQ Group plc	4,296,416	21,542
	Shaftesbury Capital plc	12,975,923	21,022
	Babcock International Group plc	2,226,129	20,949
	Greggs plc	899,049	20,295
	Big Yellow Group plc	1,641,741	19,818
	Fresnillo plc	1,617,216	19,662
*	Vistry Group plc	2,651,527	19,572
	JD Sports Fashion plc	21,968,134	19,425
[2]	Airtel Africa plc	8,948,629	19,267
*	Ocado Group plc	5,204,956	19,059
	easyJet plc	3,248,875	18,681
	Serco Group plc	9,008,167	18,423
	OSB Group plc	3,263,602	18,253
	Assura plc	28,804,308	17,286
	Grafton Group plc GDR	1,549,117	17,259
	Just Group plc	9,047,558	17,219
	Grainger plc	6,459,727	16,956
	Paragon Banking Group plc	1,777,230	16,940
	Computacenter plc	528,862	16,795
	Mitie Group plc	10,978,061	16,398
	Hill & Smith plc	715,963	16,253
	Morgan Sindall Group plc	375,546	16,107
[2]	JTC plc	1,356,160	15,997
	Lancashire Holdings Ltd.	2,128,690	15,850
*,2	Deliveroo plc	9,947,418	15,354
	Safestore Holdings plc	1,909,913	15,206
	Harbour Energy plc	5,551,429	15,096
	WH Smith plc	1,139,723	14,983
	International Workplace Group plc	6,351,861	14,866
	Savills plc	1,185,164	14,629
	AJ Bell plc	2,789,372	14,617
	Coats Group plc	14,089,823	14,456
*	Canal & SA (XLON)	6,041,881	14,396
	Sirius Real Estate Ltd.	13,164,284	14,345
	Breedon Group plc	2,458,999	14,314
	Primary Health Properties plc	11,728,860	14,303
	Hays plc	13,891,170	14,244
*,2	Trainline plc	3,991,290	14,159
	Telecom Plus plc	625,024	14,064
	Genus plc	577,652	13,925
	Hammerson plc	4,297,983	13,731
	Dunelm Group plc	1,190,810	13,703
	Premier Foods plc	5,760,802	13,647
	Baltic Classifieds Group plc	3,487,946	13,576
	SSP Group plc	6,960,808	13,574
	Energean plc	1,172,242	13,325
	Travis Perkins plc	1,849,534	13,194
	Bytes Technology Group plc (XLON)	2,049,379	12,934
	Domino's Pizza Group plc	3,502,615	12,880
	MONY Group plc	4,717,655	12,265
*	Spirent Communications plc	4,980,915	12,144
[2]	Bridgepoint Group plc	2,881,742	11,990
	4imprint Group plc	244,537	11,861
	Volution Group plc	1,694,996	11,850
	Great Portland Estates plc	3,076,232	11,840
	Bodycote plc	1,603,537	11,590
	Pets at Home Group plc	4,078,259	11,462
	Keller Group plc	641,867	11,457
	Chemring Group plc	2,361,518	11,370
	Oxford Instruments plc	503,972	11,304
*,2	Watches of Switzerland Group plc	2,048,981	11,052
	Clarkson plc	249,161	11,018
*	Helios Towers plc	7,931,712	10,970
	Firstgroup plc	5,350,964	10,798
	Supermarket Income REIT plc	10,885,209	10,798
	Pagegroup plc	2,725,870	10,773
	Rathbones Group plc	534,742	10,772

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
	IntegraFin Holdings plc	2,601,585	10,320
*	Currys plc	9,163,735	10,317
	Genuit Group plc	2,178,782	10,172
	Renishaw plc	301,263	9,952
*	Indivior plc	1,032,864	9,761
	Future plc	984,179	9,574
	Dowlais Group plc	12,005,473	9,442
*	Hochschild Mining plc	2,750,137	9,416
	Vesuvius plc	1,793,237	9,039
*,2	Trustpilot Group plc	3,128,903	8,971
	Elementis plc	5,160,477	8,671
	Greencore Group plc	3,925,609	8,633
	Victrex plc	754,290	8,632
[2]	TI Fluid Systems plc	3,158,990	8,128
*	Oxford Nanopore Technologies plc	6,046,917	8,019
	Moonpig Group plc	2,895,605	7,896
	Hilton Food Group plc	727,896	7,792
[2]	Ibstock plc	3,452,268	7,588
	Kainos Group plc	879,555	7,530
	Ashmore Group plc	3,888,136	7,508
	Zigup plc	1,949,811	7,442
	AG Barr plc	929,667	7,404
*	Frasers Group plc	905,605	7,309
	Senior plc	3,693,130	7,108
	Marshalls plc	2,209,515	6,995
*	Auction Technology Group plc	914,023	6,886
[2]	Petershill Partners plc	2,201,844	6,772
	Morgan Advanced Materials plc	2,526,999	6,669
	Workspace Group plc	1,201,404	6,466
	Rhi Magnesita NV	161,132	6,356
*	Mitchells & Butlers plc	2,233,473	6,136
[1]	C&C Group plc	3,335,950	5,592
[2]	Spire Healthcare Group plc	2,438,812	5,587
[1]	Diversified Energy Co. plc	403,148	5,471
	J D Wetherspoon plc	735,182	5,291
*	Molten Ventures plc	1,511,527	5,014
	NCC Group plc	2,746,592	4,942
	Crest Nicholson Holdings plc	2,200,945	4,845
	Ninety One plc	2,574,488	4,792
	Picton Property Income Ltd.	5,118,436	4,764
*	IP Group plc	8,998,754	4,728
*,1	Close Brothers Group plc	1,294,235	4,683
	Wickes Group plc	2,011,237	4,634
[2]	Bakkavor Group plc	1,535,207	3,536
*	PureTech Health plc	1,853,647	3,454
*,1	Alphawave IP Group plc	2,807,486	3,419
	Jupiter Fund Management plc	3,706,999	3,399
*	AO World plc	2,727,592	3,380
	Ithaca Energy plc	1,628,718	3,349
*	Mobico Group plc	4,406,351	3,314
*,1	THG plc	7,820,200	3,292
	Dr. Martens plc	4,883,696	3,243
	Essentra plc	2,454,604	3,167
*,1	Raspberry PI Holdings plc	507,350	3,074
	FDM Group Holdings plc	795,005	2,575
	Liontrust Asset Management plc	530,526	2,548
[2]	CMC Markets plc	908,181	2,442
*,1	ASOS plc	620,946	2,347
*,1,2	Aston Martin Lagonda Global Holdings plc	2,553,199	2,332
*	John Wood Group plc	5,956,501	2,164
*,1	Tullow Oil plc	10,055,950	2,071
	PZ Cussons plc	2,046,222	2,064
	Rank Group plc	1,724,496	1,825
	CLS Holdings plc	1,356,594	1,227
*,3	Home REIT plc	5,987,549	851
*	Evoke plc	138,869	86
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—

Vanguard® Developed Markets Index Fund
		Shares	Market Value ($000)
*,3	Carillion plc	2,500,529	—
			26,209,527
Total Common Stocks (Cost $158,331,506)			202,535,607
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,243,405	234,450
	Volkswagen AG Preference Shares	1,611,282	164,412
	Henkel AG & Co. KGaA Preference Shares	1,431,744	113,920
	Sartorius AG Preference Shares	221,189	51,563
	Bayerische Motoren Werke AG Preference Shares	503,045	37,949
	Hyundai Motor Co. Preference Shares (XKRX)	308,221	31,268
	FUCHS SE Preference Shares	547,196	26,365
	Hyundai Motor Co. Preference Shares	191,477	19,288
*	Telecom Italia SpA Preference Shares	41,380,707	16,132
*	Grifols SA Preference Shares Class B (XMAD)	2,262,123	15,900
	Sixt SE Preference Shares	144,550	8,778
	Danieli & C Officine Meccaniche SpA Preference Shares	319,794	8,229
	LG Chem Ltd. Preference Shares	66,633	5,263
	Draegerwerk AG & Co. KGaA Preference Shares	73,858	5,077
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	24,084	4,448
	LG Electronics Inc. Preference Shares	153,165	3,950
	Corem Property Group AB Preference Shares	120,904	2,813
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,060
	Hanwha Corp. Preference Shares	166,794	1,963
	Daishin Securities Co. Ltd. Preference Shares	173,647	1,817
	LG H&H Co. Ltd. Preference Shares	21,708	1,798
	CJ CheilJedang Corp. Preference Shares	18,855	1,704
	Samsung SDI Co. Ltd. Preference Shares	19,263	1,503
Total Preferred Stocks (Cost $853,994)			760,650
Rights (0.0%)
*,1	Elia Group SA Exp. 4/3/25	328,075	1,601
*,3	AHL Strom-Munksjo OYJ	70,191	1,354
*,3	IsuPetasys Co. Ltd. Exp. 4/10/25	63,600	206
Total Rights (Cost $1,129)			3,161
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	196,679	183
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			183
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $4,141,500)	41,423,423	4,141,928
Total Investments (101.2%) (Cost $163,328,129)			207,441,529
Other Assets and Liabilities—Net (-1.2%)			(2,469,692)
Net Assets (100%)			204,971,837
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,556,141.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $3,219,491, representing 1.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,824,823 was received for securities on loan, of which $3,823,958 is held in Vanguard Market Liquidity Fund and $865 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Vanguard® Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2025	11,720	657,593	(21,076)
FTSE 100 Index	June 2025	3,273	363,261	(3,199)
S&P ASX 200 Index	June 2025	1,794	220,749	(1,731)
S&P TSX 60 Index	June 2025	1,154	240,191	1,192
Topix Index	June 2025	2,635	467,656	(1,212)
				(26,026)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	6/18/25	AUD	70,002	USD	44,183	—	(414)
BNP Paribas	6/18/25	AUD	35,682	USD	22,458	—	(147)
JPMorgan Chase Bank, N.A.	6/18/25	AUD	27,077	USD	17,090	—	(160)
HSBC Bank plc	6/18/25	AUD	27,077	USD	17,090	—	(160)
Toronto-Dominion Bank	6/18/25	AUD	27,077	USD	17,090	—	(160)
State Street Bank & Trust Co.	6/18/25	AUD	27,077	USD	17,090	—	(160)
UBS AG	6/18/25	CAD	221,610	USD	153,404	1,197	—
Toronto-Dominion Bank	6/18/25	CAD	35,638	USD	24,989	—	(127)
Royal Bank of Canada	6/18/25	EUR	197,040	USD	216,004	—	(1,999)
State Street Bank & Trust Co.	6/18/25	EUR	197,040	USD	215,898	—	(1,893)
BNP Paribas	6/18/25	EUR	36,157	USD	39,222	48	—
HSBC Bank plc	6/18/25	EUR	26,114	USD	28,316	45	—
Toronto-Dominion Bank	6/18/25	EUR	18,079	USD	19,608	27	—
UBS AG	6/18/25	GBP	86,456	USD	112,033	—	(361)
Toronto-Dominion Bank	6/18/25	GBP	41,401	USD	53,659	—	(182)
State Street Bank & Trust Co.	6/18/25	HKD	67,487	USD	8,701	—	(13)
Barclays Bank plc	6/18/25	JPY	40,666,968	USD	277,051	—	(3,521)
JPMorgan Chase Bank, N.A.	6/18/25	JPY	3,000,000	USD	20,095	83	—
BNP Paribas	6/18/25	USD	126,835	CHF	110,308	981	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	126,358	CHF	110,308	504	—
HSBC Bank plc	6/18/25	USD	65,881	CHF	57,668	86	—
State Street Bank & Trust Co.	6/18/25	USD	10,362	CHF	9,024	67	—
State Street Bank & Trust Co.	6/18/25	USD	27,824	DKK	190,400	86	—
Citibank, N.A.	6/18/25	USD	333,194	JPY	49,841,937	—	(2,048)
Bank of America, N.A.	6/18/25	USD	16,143	KRW	23,365,949	225	—
Royal Bank of Canada	6/18/25	USD	14,618	NOK	157,024	—	(307)

Vanguard® Developed Markets Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/18/25	USD	69,453	SEK	693,877	100	—
Toronto-Dominion Bank	6/18/25	USD	6,227	SGD	8,251	61	—
						3,510	(11,652)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ecopro BM Co. Ltd.	4/22/26	GSI	17,449	(2.083)	—	(2,571)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,047 in connection with open forward currency contracts and open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their

Vanguard® Developed Markets Index Fund
financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Developed Markets Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	20,566,202	—	—	20,566,202
Common Stocks—Other	15,597	181,928,673	25,135	181,969,405
Preferred Stocks	—	760,650	—	760,650
Rights	1,601	—	1,560	3,161
Warrants	—	—	183	183
Temporary Cash Investments	4,141,928	—	—	4,141,928
Total	24,725,328	182,689,323	26,878	207,441,529
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,192	—	—	1,192
Forward Currency Contracts	—	3,510	—	3,510
Total	1,192	3,510	—	4,702
Liabilities
Futures Contracts[1]	(27,218)	—	—	(27,218)
Forward Currency Contracts	—	(11,652)	—	(11,652)
Swap Contracts	—	(2,571)	—	(2,571)
Total	(27,218)	(14,223)	—	(41,441)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.